REGISTRATION STATEMENT NO. 333-58809
                                                                       811-08869

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 8

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 8

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            THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

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                   One Cityplace, Hartford, Connecticut 06103
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                ERNEST J. WRIGHT
                     The Travelers Life and Annuity Company
                                  One Cityplace
                           Hartford, Connecticut 06103
                     (Name and Address of Agent for Service)

                                   ----------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.

[X] on May 3, 2004 pursuant to paragraph (b) of Rule 485.

[ ] __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                TRAVELERS RETIREMENT ACCOUNT ANNUITY PROSPECTUS:
           THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES
            THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS RETIREMENT ACCOUNT ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts".) We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") and any applicable Purchase Payment Credits accumulate on a variable and, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Capital Appreciation Fund                                          PUTNAM VARIABLE TRUST
High Yield Bond Trust                                                 Putnam VT Small Cap Value Fund -- Class IB Shares
Managed Assets Trust                                               SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
Money Market Portfolio                                                All Cap Fund -- Class I(4)
AMERICAN FUNDS INSURANCE SERIES                                       Investors Fund -- Class I
   Global Growth Fund -- Class 2 Shares                               Small Cap Growth Fund -- Class I Growth
   Fund -- Class 2 Shares                                          SMITH BARNEY INVESTMENT SERIES Growth-Income Fund --
   Class 2 Shares                                                     Smith Barney Premier Selections All Cap Growth Portfolio
CITISTREET FUNDS, INC.                                             THE TRAVELERS SERIES TRUST
   CitiStreet Diversified Bond Fund -- Class I                        Convertible Securities Portfolio
   CitiStreet International Stock Fund -- Class I                     Disciplined Mid Cap Stock Portfolio
   CitiStreet Large Company Stock Fund -- Class I                     Equity Income Portfolio
   CitiStreet Small Company Stock Fund -- Class I                     Large Cap Portfolio
DELAWARE VIP TRUST                                                    Lazard International Stock Portfolio
   Delaware VIP REIT Series -- Standard Class                         Merrill Lynch Large Cap Core Portfolio(5)
   Delaware VIP Small Cap Value Series -- Standard Class              MFS Emerging Growth Portfolio
DREYFUS VARIABLE INVESTMENT FUND                                      MFS Mid Cap Growth Portfolio
   Dreyfus Variable Investment Fund -- Appreciation Portfolio --       MFS Value Portfolio
     Initial Shares                                                   Pioneer Fund Portfolio(6)
   Dreyfus Variable Investment Fund -- Developing Leaders             Social Awareness Stock Portfolio
     Portfolio -- Initial Shares(1)                                   Travelers Quality Bond Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                  U.S. Government Securities Portfolio
   Mutual Shares Securities Fund -- Class 2 Shares                 TRAVELERS SERIES FUND INC.
   Templeton Developing Markets Securities Fund-- Class 2             AIM Capital Appreciation Portfolio
     Shares                                                           MFS Total Return Portfolio
   Templeton Foreign Securities Fund -- Class 2 Shares                Pioneer Strategic Income Portfolio(7)
   Templeton Growth Securities Fund -- Class 2 Shares                 SB Adjustable Rate Income Portfolio Smith Barney Class
GREENWICH STREET SERIES FUND                                          Smith Barney Aggressive Growth Portfolio
   Appreciation Portfolio                                             Smith Barney High Income Portfolio
   Equity Index Portfolio -- Class II Shares                           Smith Barney Large Capitalization Growth Portfolio
JANUS ASPEN SERIES                                                   Strategic Equity Portfolio(8)
   Mid Cap Growth Portfolio -- Service Shares(2)                   VAN KAMPEN LIFE INVESTMENT TRUST
LAZARD RETIREMENT SERIES, INC.                                        Comstock Portfolio Class II Shares
   Lazard Retirement Small Cap Portfolio                              Emerging Growth Portfolio Class II Shares
LORD ABBETT SERIES FUND, INC.                                      VARIABLE ANNUITY PORTFOLIOS
   Growth and Income Portfolio                                        Smith Barney Small Cap Growth Opportunities Portfolio
   Mid-Cap Value Portfolio                                         VARIABLE INSURANCE PRODUCTS FUND II
OPPENHEIMER VARIABLE ACCOUNT FUNDS                                    Asset Manager Portfolio -- Service Class 2
   Oppenheimer Main Street Fund/VA -- Service Shares(3)               Contrafund(R) Portfolio -- Service Class 2
PIMCO VARIABLE INSURANCE TRUST                                     VARIABLE INSURANCE PRODUCTS FUND III
   Total Return Portfolio -- Administrative Class                     Mid Cap Portfolio -- Service Class 2

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(1)     Formerly Small Cap Portfolio -- Initial Shares             (5)   Formerly MFS Research Portfolio
(2)     Formerly Aggressive Growth Portfolio -- Service Shares     (6)   Formerly Utilities Portfolio
(3)     Formerly Oppenheimer Main Street Growth & Income           (7)   Formerly Putnam Diversified Income Portfolio
        Fund/VA -- Service Shares                                  (8)   Formerly Alliance Growth Portfolio
(4)     Formerly Capital Fund -- Class I

We also offer variable annuity Contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you.

The Contract, certain Contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415, call 1-800-842-9406 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 3, 2004

                                                     TABLE OF CONTENTS

Glossary.............................................   3     Payment Options........................................   33
Summary..............................................   5        Election of Options.................................   33
Fee Table............................................   8        Annuity Options.....................................   34
Condensed Financial Information......................  14     Miscellaneous Contract Provisions......................   34
The Annuity Contract.................................  14        Right to Return.....................................   34
   Contract Owner Inquiries..........................  15        Termination.........................................   34
   Purchase Payments.................................  15        Required Reports....................................   35
   Purchase Payment Credits .........................  16        Suspension of Payments..............................   35
   Conservation Credit...............................  16     The Separate Accounts..................................   35
   Accumulation Units................................  16        Performance Information.............................   35
   The Variable Funding Options......................  16     Federal Tax Considerations.............................   36
Fixed Account .......................................  23        General Taxation of Annuities.......................   36
Charges and Deductions...............................  23        Types of Contracts: Qualified and Non-qualified.....   36
   General...........................................  23        Qualified Annuity Contracts.........................   36
   Withdrawal Charge.................................  24          Taxation of Qualified Annuity Contracts...........   36
   Free Withdrawal Allowance.........................  25          Mandatory Distributions for Qualified Plans.......   37
   Transfer Charge...................................  25        Non-qualified Annuity Contracts.....................   37
   Mortality and Expense Risk Charge.................  25          Diversification Requirements for Variable
   Variable Funding Option Expenses..................  25            Annuities.......................................   38
   Floor Benefit/Liquidity Benefit Charges...........  25          Ownership of the Investments......................   38
   CHART Asset Allocation Program Charges ...........  25          Taxation of Death Benefit Proceeds................   38
   Premium Tax.......................................  26        Other Tax Considerations............................   38
   Changes in Taxes Based upon Premium or                          Treatment of Charges for Optional Benefits........   38
   Value.............................................  26          Penalty Tax for Premature Distribution............   38
Transfers............................................  26          Puerto Rico Tax Considerations....................   39
Access to Your Money.................................  27          Non-Resident Aliens...............................   39
   Systematic Withdrawals............................  27     Available Information..................................   39
Ownership Provisions.................................  28     Incorporation of Certain Documents by
   Types of Ownership................................  28        Reference...........................................   39
     Contract Owner..................................  28     Other Information......................................   40
     Beneficiary.....................................  28        The Insurance Companies.............................   40
Death Benefit........................................  28        Financial Statements................................   40
   Death Proceeds before the Maturity Date...........  28        Distribution of Variable Annuity Contracts..........   40
   Step-Up Death Benefit Value.......................  29        Conformity with State and Federal Laws..............   41
   Payment of Proceeds...............................  29        Voting Rights.......................................   42
   Beneficiary Contract Continuance..................  30        Restrictions on Financial Transactions..............   42
   Planned Death Benefit.............................  30        Legal Proceedings and Opinions......................   42
   Death Proceeds after the Maturity Date............  31     Appendix A: Condensed Financial
The Annuity Period...................................  31        Information for The Travelers Insurance
   Maturity Date.....................................  31        Company: Separate Account Five......................  A-1
   Liquidity Benefit ................................  31     Appendix B: Condensed Financial Information
   Allocation of Annuity.............................  32        for The Travelers Life and Annuity
   Variable Annuity..................................  32        Company: Separate Account Six.......................  B-1
   Fixed Annuity.....................................  33     Appendix C: Waiver of Withdrawal Charge
                                                                 for Nursing Home Confinement........................  C-1
                                                              Appendix D: Market Value Adjustment....................  D-1
                                                              Appendix E: Contents of the Statement
                                                                 of Additional Information...........................  E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an Annuity or Income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- an open-end diversified management investment company that serves as an investment option under the Separate Account.

WE, US, OUR -- The Travelers Insurance Company or the Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:

                          TRAVELERS RETIREMENT ACCOUNT

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "we" or "us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing Company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account Five for Variable Annuities ("Separate Account Five"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Six for Variable Annuities ("Separate Account Six"). When we refer to the Separate Account, we are referring to either Separate Account Five or Separate Account Six, depending upon your issuing Company. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently only available for use in connection with tax qualified retirement plans ("Plans"), which include Contracts qualifying under Section 401(a), 403(b), 408 or 457 of the Internal Revenue Code of 1986, as amended, as well as beneficiary-directed transfers of death benefit proceeds from another contract. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $20,000. You may make additional payments of at least $5,000 at any time during the accumulation phase.

This product is available to owners and Annuitants under the age of 85 as of the Contract Date.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to make Purchase Payments under this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, that the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If you purchase an individual Contract, you are the Contract Owner. If a group Contract is purchased, we issue certificates to the individual participants. Where we refer to "you," we are referring to the individual Contract Owner or the group participant, as applicable. We refer to both contracts and certificates as "Contracts." If a group unallocated Contract is purchased, we issue only the Contract.

We issue group Contracts in connection with retirement plans. Depending on your Plan, certain features and/or Variable Funding Options described in this prospectus may not be available to you. Your Plan provisions supercede the prospectus. If you have any questions about your specific Plan, contact your Plan administrator.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any Contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity Contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? Through its Subaccounts, the Separate Account uses your Purchase Payments to purchase shares, at your direction, of one or more of the Variable Funding Options. In turn, each Variable Funding Option invests in an underlying mutual fund ("Underlying Fund") that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct a mortality and expense risk ("M&E") charge daily from the amounts you allocate to the Separate Account. We deduct the M&E at an annual rate of 0.80% for the Standard Death Benefit, and 1.25% for the Optional Death Benefit. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 5%, decreasing to 0% in years six and later.

Upon annuitization, if you select the Variable Annuitization Floor Benefit, there is a Floor Benefit charge assessed. This charge will vary based upon market conditions, and will be set at the time you choose this option. Once established, this charge will remain the same throughout the term of the annuitization. If you select the Liquidity Benefit, there is a charge of 5% of the amounts withdrawn.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments, Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, and income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Optional Death Benefit. If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the free withdrawal allowance may be subject to a withdrawal charge.

       o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain Contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

       o ASSET ALLOCATION ADVICE. If allowed, you may elect to enter into a separate advisory agreement with CitiStreet Financial Services LLC. ("CitiStreet"), an affiliate of the Company, for the purpose of receiving asset allocation advice under CitiStreet's CHART Program. The CHART Program allocates all Purchase Payments among the CitiStreet Funds. The CHART Program and applicable fees are fully described in a separate disclosure statement.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

                                    FEE TABLE
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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the CONTRACT. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

   WITHDRAWAL CHARGE.............................................  5%(1)
   (AS A PERCENTAGE OF THE PURCHASE PAYMENTS AND ANY APPLICABLE PURCHASE PAYMENT CREDITS WITHDRAWN)


   TRANSFER CHARGE...............................................  $10(2)
   (ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

   LIQUIDITY BENEFIT CHARGE......................................  5%
   (DURING THE ANNUITY PERIOD, IF YOU HAVE ELECTED THE LIQUIDITY BENEFIT, A SURRENDER CHARGE OF 5% OF THE AMOUNT WITHDRAWN WILL BE ASSESSED. SEE "LIQUIDITY BENEFIT").

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 (1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 5 years. The charge is as follows:

                  YEARS SINCE PURCHASE                  WITHDRAWAL
                      PAYMENT MADE                        CHARGE
       ------------------------------------------- ----------------------
       GREATER THAN OR EQUAL TO   BUT LESS THAN
               0 years               1 years                5%
               1 years               2 years                4%
               2 years               3 years                3%
               3 years               4 years                2%
               4 years               5 years                1%
               5 years+                                     0%

 (2) We do not currently assess the transfer charge.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

             STANDARD DEATH BENEFIT:                                       OPTIONAL DEATH BENEFIT:
--------------------------------------------------              -----------------------------------------------
Mortality and Expense Risk Charge...............     0.80%      Mortality and Expense Risk Charge.............    1.25%
Administrative Expense Charge...................      None      Administrative Expense Charge.................     None
                                                    -------                                                      --------
     Total Annual Separate Account Charges......     0.80%           Total Annual Separate Account Charges....    1.25%

During the annuity period, if you have elected the Variable Annuitization Floor Benefit, a total annual separate account charge of up to 3.80% or 4.25% may apply. See "Variable Annuitization Floor Benefit".

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM                        MAXIMUM
                                                                --------------------------     --------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                      0.42%                          4.72%
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                              DISTRIBUTION
                                                 AND/OR                                CONTRACTUAL FEE      NET TOTAL
                                                 SERVICE                TOTAL ANNUAL       WAIVER            ANNUAL
                                MANAGEMENT       (12b-1)       OTHER      OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                   FEE            FEES       EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES
-----------------             -------------   ------------  ----------  ------------  -----------------   --------------
Capital Appreciation Fund....     0.75%            --          0.07%        0.82%            --              0.82%(17)
High Yield Bond Trust........     0.52%            --          0.13%        0.65%            --              0.65%(1)
Managed Assets Trust.........     0.50%            --          0.09%        0.59%            --              0.59%(17)
Money Market Portfolio.......     0.32%            --          0.10%        0.42%            --              0.42%(2)

AIM VARIABLE INSURANCE
   FUNDS, INC.
   AIM V.I. Premier Equity
     Fund -- Series I+.......     0.61%            --          0.24%        0.85%            --              0.85%

AMERICAN FUNDS INSURANCE
   SERIES
   Global Growth Fund --
     Class 2 Shares*.........     0.66%           0.25%        0.04%        0.95%            --              0.95%
   Growth Fund --
     Class 2 Shares*.........     0.37%           0.25%        0.02%        0.64%            --              0.64%
   Growth-Income Fund --
     Class 2 Shares*.........     0.33%           0.25%        0.01%        0.59%            --              0.59%

CITISTREET FUNDS, INC.
   CitiStreet Diversified
     Bond Fund -- Class I....     0.44%            --          0.11%        0.55%            --              0.55%
   CitiStreet International
     Stock Fund -- Class I...     0.74%            --          0.16%        0.90%            --              0.90%
   CitiStreet Large Company
     Stock Fund -- Class I...     0.53%            --          0.10%        0.63%            --              0.63%
   CitiStreet Small Company
     Stock Fund -- Class I...     0.60%            --          0.19%        0.79%            --              0.79%

CITISTREET FUNDS, INC.**
   CitiStreet Diversified
     Bond Fund -- Class I....     0.44%            --          1.36%        1.80%            --              1.80%
   CitiStreet International
     Stock Fund -- Class I...     0.74%            --          1.41%        2.15%            --              2.15%
   CitiStreet Large Company
     Stock Fund -- Class I...     0.53%            --          1.35%        1.88%            --              1.88%
   CitiStreet Small Company
     Stock Fund -- Class I...     0.60%            --          1.44%        2.04%            --              2.04%

                                              DISTRIBUTION
                                                 AND/OR                                CONTRACTUAL FEE      NET TOTAL
                                                 SERVICE                TOTAL ANNUAL       WAIVER            ANNUAL
                                MANAGEMENT       (12b-1)       OTHER      OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                   FEE            FEES       EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES
-----------------             -------------   ------------  ----------  ------------  -----------------   --------------
CREDIT SUISSE TRUST
   Credit Suisse Trust
     Emerging Market
     Portfolio+..............      1.25%           --           0.56%        1.81%            --             --(24)

DELAWARE VIP TRUST
   Delaware VIP REIT Series
    -- Standard Class........      0.75%           --           0.11%        0.86%            --             0.86%(3)
   Delaware VIP Small Cap
     Value Series --
     Standard Class..........      0.75%           --           0.11%        0.86%            --             0.86%(4)

DREYFUS VARIABLE
   INVESTMENT FUND
   Dreyfus Variable
     Investment Fund --
     Appreciation Portfolio
     -- Initial Shares.......      0.75%           --           0.05%        0.80%            --             0.80%
   Dreyfus Variable
     Investment Fund --
     Developing Leaders
     Portfolio --
     Initial Shares..........      0.75%           --           0.07%        0.82%            --             0.82%

FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Mutual Shares Securities
     Fund-- Class 2 Shares*..      0.60%          0.25%         0.20%        1.05%            --             1.05%(5)
   Templeton Developing
     Markets Securities Fund
    -- Class 2 Shares*.......      1.25%          0.25%         0.30%        1.80%            --             1.80%
   Templeton Foreign
     Securities Fund -- Class
     2 Shares*...............      0.69%          0.25%         0.22%        1.16%           0.04%           1.12%(6)
   Templeton Growth
     Securities Fund -- Class
     2 Shares*...............      0.81%          0.25%         0.07%        1.13%            --             1.13%(7)

GREENWICH STREET SERIES FUND
   Appreciation Portfolio....      0.75%           --           0.02%        0.77%            --             0.77%
   Equity Index Portfolio --
     Class II Shares*........      0.31%          0.25%         0.04%        0.60%            --             0.60%
   Fundamental Value
     Portfolio+..............      0.75%           --           0.02%        0.77%            --             0.77%

JANUS ASPEN SERIES
   Balanced Portfolio --
     Service Shares*+........      0.65%          0.25%         0.02%        0.92%            --             0.92%
   Mid Cap Growth Portfolio
     -- Service Shares*......      0.65%          0.25%         0.02%        0.92%            --             0.92%
   Worldwide Growth
     Portfolio -- Service
     Shares*+................      0.65%          0.25%         0.06%        0.96%            --             0.96%

LAZARD RETIREMENT SERIES,
   INC.
   Lazard Retirement
     Small Cap Portfolio*....      0.75%          0.25%         0.42%        1.42%           0.17%           1.25%(8)

LORD ABBETT SERIES FUND, INC.
   Growth and Income               0.50%           --           0.35%        0.85%            --             0.85%
     Portfolio...............
   Mid-Cap Value Portfolio...      0.75%           --           0.33%        1.08%            --             1.08%

OPPENHEIMER VARIABLE ACCOUNT
   FUNDS
   Oppenheimer Main
     Street Fund/VA --
     Service Shares*.........      0.68%          0.25%         0.03%        0.96%            --             0.96%

PIMCO VARIABLE INSURANCE
   TRUST
   Total Return Portfolio --
     Administrative Class*...      0.25%          0.15%         0.26%        0.66%           0.01%           0.65%(9)

                                              DISTRIBUTION
                                                 AND/OR                                CONTRACTUAL FEE      NET TOTAL
                                                 SERVICE                TOTAL ANNUAL       WAIVER            ANNUAL
                                MANAGEMENT       (12b-1)       OTHER      OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                   FEE            FEES       EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES
-----------------             -------------   ------------  ----------  ------------  -----------------   --------------
PUTNAM VARIABLE TRUST
   Putnam VT Discovery
     Growth Fund --
     Class IB Shares*+.......      0.70%          0.25%         0.86%        1.81%            --             1.81%(10)
   Putnam VT International
     Equity Fund --
     Class IB Shares*+.......      0.77%          0.25%         0.22%        1.24%            --             1.24%(10)
   Putnam VT Small Cap Value
     Fund -- Class IB
     Shares* ................      0.80%          0.25%         0.12%        1.17%            --             1.17%(10)

SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class I...      0.85%           --           0.13%        0.98%            --             0.98%
   Investors Fund -- Class I.      0.70%           --           0.12%        0.82%            --             0.82%
   Small Cap Growth Fund --
     Class I.................      0.75%           --           0.51%        1.26%            --             1.26%
   Total Return Fund -- Class
     I+......................      0.80%           --           0.21%        1.01%            --             --(24)

SMITH BARNEY INVESTMENT
   SERIES
   Smith Barney Large Cap
     Core Portfolio+.........      0.75%           --           0.16%        0.91%            --             0.91%
   Smith Barney Premier
     Selections All Cap
     Growth Portfolio........      0.75%           --           0.15%        0.90%            --             0.90%

STRONG VARIABLE INSURANCE
   FUNDS, INC.
   Strong Multi Cap Value
     Fund II+................      0.75%           --           0.86%        1.61%            --             --(11)

THE TRAVELERS SERIES TRUST
   Convertible Securities
     Portfolio...............      0.60%           --           0.18%        0.78%            --             0.78%(12)
   Disciplined Mid Cap
     Stock Portfolio.........      0.70%           --           0.12%        0.82%            --             0.82%(13)
   Equity Income Portfolio...      0.75%           --           0.12%        0.87%            --             0.87%(13)
   Federated Stock Portfolio+      0.63%           --           0.28%        0.91%            --             0.91%(13)
   Large Cap Portfolio.......      0.75%           --           0.11%        0.86%            --             0.86%(13)
   Lazard International
     Stock Portfolio.........      0.83%           --           0.17%        1.00%            --             1.00%(17)
   Merrill Lynch Large Cap
     Core Portfolio..........      0.80%           --           0.19%        0.99%            --             0.99%(14)
   MFS Emerging
     Growth Portfolio........      0.75%           --           0.14%        0.89%            --             0.89%(13)
   MFS Mid Cap
     Growth Portfolio........      0.80%           --           0.12%        0.92%            --             0.92%(14)
   MFS Value Portfolio.......      0.75%           --           0.33%        1.08%            --             --(14)
   Pioneer Fund Portfolio....      0.72%           --           0.40%        1.12%            --             1.12%(15)
   Social Awareness
     Stock Portfolio.........      0.62%           --           0.16%        0.78%            --             0.78%(17)
   Travelers Quality
     Bond Portfolio..........      0.32%           --           0.11%        0.43%            --             0.43%(16)
   U.S. Government
     Securities Portfolio....      0.32%           --           0.10%        0.42%            --             0.42%(17)

TRAVELERS SERIES FUND INC.
   AIM Capital
     Appreciation Portfolio..      0.80%           --           0.05%        0.85%            --             0.85%
   MFS Total Return Portfolio      0.80%           --           0.02%        0.82%            --             0.82%
   Pioneer Strategic
     Income Portfolio........      0.75%           --           0.25%        1.00%            --             1.00%

                                              DISTRIBUTION
                                                 AND/OR                                CONTRACTUAL FEE      NET TOTAL
                                                 SERVICE                TOTAL ANNUAL       WAIVER            ANNUAL
                                MANAGEMENT       (12b-1)       OTHER      OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                   FEE            FEES       EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES
-----------------             -------------   ------------  ----------  ------------  -----------------   --------------
TRAVELERS SERIES FUND INC.
   (CONTINUED)
   SB Adjustable Rate Income
     Portfolio Smith
     Barney Class*...........      0.60%          0.25%         3.87%        4.72%           3.72%            1.00%(18)
   Smith Barney Aggressive
     Growth Portfolio........      0.80%           --           0.02%        0.82%            --              0.82%
   Smith Barney High
     Income Portfolio........      0.60%           --           0.09%        0.69%            --              0.69%
   Smith Barney
     International All Cap
     Growth Portfolio+.......      0.90%           --           0.09%        0.99%            --              0.99%
   Smith Barney Large
     Capitalization
     Growth Portfolio........      0.75%           --           0.04%        0.79%            --              0.79%
   Strategic Equity Portfolio      0.80%           --           0.04%        0.84%            --              0.84%

VAN KAMPEN LIFE
   INVESTMENT TRUST
   Comstock Portfolio
     Class II Shares*........      0.60%          0.25%         0.05%        0.90%            --              0.90%
   Emerging Growth Portfolio
     Class II Shares*........      0.70%          0.25%         0.07%        1.02%            --              1.02%
   Enterprise Portfolio
     Class II Shares*+.......      0.50%          0.25%         0.14%        0.89%            --              --(19)

VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap
     Growth Opportunities
     Portfolio...............      0.75%           --           0.40%        1.15%            --              --(24)

VARIABLE INSURANCE PRODUCTS
   FUND II
   Asset Manager Portfolio --
     Service Class 2*........      0.53%          0.10%         0.11%        0.74%            --              --(20)
   Contrafund(R) Portfolio --
     Service Class 2*........      0.58%          0.25%         0.10%        0.93%            --              --(21)

VARIABLE INSURANCE PRODUCTS
   FUND III
   Dynamic Capital
     Appreciation Portfolio
     -- Service Class 2*+....      0.58%          0.25%         1.27%        2.10%            --              --(22)
   Mid Cap Portfolio --
     Service Class 2*........      0.58%          0.25%         0.12%        0.95%            --              --(23)

--------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

 **    Includes 0.0125 CHART asset allocation fee.

 +     Closed to new investors.

NOTES

 (1) Management fee is based on 0.50% on first $50 million of net assets; 0.40% on the next $100 million; 0.30% on the next $100 million and 0.25% on assets in excess of $250 million. Other Expenses include 0.06% adminstrative services fee the Fund pays to Travelers Insurance Company.

 (2) Fund has a voluntary waiver of 0.40%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (3) The investment advisor for the Delaware VIP REIT Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2004, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Effective May 1, 2004 through April 30, 2005, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

 (4) The investment advisor for the Delaware VIP Small Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2004, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%.

(4) Effective May 1, 2004 through April 30, 2005, DMC has contractually agreed to waive its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

 (5) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

 (6) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).

 (7) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

 (8) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2004 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

 (9) "Other Expenses" reflects a 0.25% administrative fee, and 0.01% representing the Portfolio's pro rata Trustees' fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

 (10) There was no fee waiver or expense reimbursement for 2003, but effective January 28, 2004 there will be a limit in effect. Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that each fund's net expenses as a percentage of its net assets exceed the average expense ratio for the fund's Lipper peer group of funds underlying variable insurance products.

 (11) The Fund participated in a program under which it received a credit for part of the brokerage commission paid in transactions with participating brokers. This credit was applied to the Fund's Operating Expenses that were not attributable to Strong or its affiliates. Total Annual Operating Expenses do not reflect these credits or voluntary waiver of fess and/or expense absorptions. After giving effect to these credits and with waivers and/or absorptions, Total Annual Operating expenses were 1.13%. We can modify or terminate voluntary waivers and/or absorptions at any time.

 (12) Fund has a voluntary waiver of 0.80%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (13) Fund has a voluntary waiver of 0.95%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (14) Fund has a voluntary waiver of 1.00%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (15) Effective 5/1/03, shareholders approved a new Investment Advisory Agreement that increased the management fee from 0.65% to 0.75%. The actual Management Fee for the year was a blended rate of 0.72%. Other Expenses include 0.06% adminstrative services fee the Fund pays to Travelers Insurance Company.

 (16) Fund has a voluntary waiver of 0.75%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (17) Fund has a voluntary waiver of 1.25%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (18) Pursuant to an agreement, the Investment Advisor has agreed, for the period of one year, commencing November 1, 2003, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.00%.

 (19) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .60% and .85% for Classes I and II, respectively. For the year ended December 31, 2003, the Adviser waived $57,431 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

 (20) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.73%. These offsets may be discontinued at any time.

 (21) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90%. These offsets may be discontinued at any time.

 (22) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 1.15%. The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.25%. The expense ratio shown reflects the expense cap in effect at period end. This arrangement can be discountinued by the fund's manager at any time.

 (23) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

 (24) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                               VOLUNTARY FEE
                                                                               WAIVER AND/OR
                                                                                  EXPENSE              NET TOTAL ANNUAL
       FUNDING OPTION                                                          REIMBURSEMENT          OPERATING EXPENSES
       -----------------                                                  ------------------------  ------------------------
       Credit Suisse Trust Emerging Market Portfolio.................              0.41%                     1.40%
       Total Return Fund -- Class I..................................              0.01%                     1.00%
       Strong Multi Cap Value Fund II................................              0.48%                     1.13%
       MFS Value Portfolio...........................................              0.08%                     1.00%
       Enterprise Portfolio Class II Shares..........................              0.04%                     0.85%
       Smith Barney Small Cap Growth Opportunities Portfolio.........              0.25%                     0.90%
       Asset Manager Portfolio -- Service Class 2....................              0.01%                     0.73%
       Contrafund(R)Portfolio -- Service Class 2.....................              0.03%                     0.90%
       Dynamic Capital Appreciation Portfolio -- Service Class 2.....              0.95%                     1.15%
       Mid Cap Portfolio -- Service Class 2..........................              0.02%                     0.93%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have elected the Optional Death Benefit and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect the Optional Death Benefit.

EXAMPLE MAXIMUM CHARGES (ASSUMING YOU SELECT THE OPTIONAL DEATH BENEFIT)

                                               IF CONTRACT IS SURRENDERED           IF CONTRACT IS NOT SURRENDERED OR
                                               AT THE END OF PERIOD SHOWN         ANNUITIZED AT THE END OF PERIOD SHOWN
                                         --------------------------------------- ----------------------------------------
FUNDING OPTION                           1 YEAR   3 YEARS    5 YEARS   10 YEARS  1 YEAR    3 YEARS   5 YEARS    10 YEARS
----------------                         -------- --------- ---------  --------- -------- ---------- ---------  ---------
Underlying Fund with Minimum Total         670      826       1007       1976      170        526       907       1976
   Annual Operating Expenses...........
Underlying Fund with Maximum Total
   Annual Operating Expenses...........   1094      2065      3013       5688      594       1765       2913      5688

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Retirement Account Annuity is a Contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

This product is available to owners and Annuitants under the age of 85 as of the Contract Date.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9406.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $20,000. You may make additional payments of at least $5,000 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission). Purchase Payments allocated to the Fixed Account are not eligible for Purchase Payment Credits.

Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

PURCHASE PAYMENT CREDITS

If, for an additional charge, you select the Optional Death Benefit, we will add a credit to your Contract with each Purchase Payment. Each credit is added to the Contract Value when the corresponding Purchase Payment is applied, and will equal 2% of each Purchase Payment. These credits are applied pro rata to the same Variable Funding Options to which your Purchase Payment was applied. Purchase Payments allocated to the Fixed Account are not eligible for Purchase Payment Credits.

You should know that over time and under certain circumstances (such as a period of poor market performance) the costs associated with the Purchase Payment Credits may more than offset the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Optional Death Benefit.

CONSERVATION CREDIT

If you are purchasing this Contract with funds from another Contract issued by us or our affiliates, you may receive a conservation credit to your Purchase Payments. If applied, we will determine the amount of such credit.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, and Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each Variable Funding Option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
Capital Appreciation Fund                 Seeks growth of capital. The Fund           Travelers Asset Management
                                          normally invests in equity securities       International Company LLC ("TAMIC")
                                          of issuers of any size and in any           Subadviser: Janus Capital Corp.
                                          industry.

High Yield Bond Trust                     Seeks high current income. The Fund         Travelers Asset Management
                                          normally invests in below                   International Company LLC ("TAMIC")
                                          investment-grade bonds and debt
                                          securities.

Managed Assets Trust                      Seeks high total return. The Fund           Travelers Asset Management
                                          normally invests in equities,               International Company LLC ("TAMIC")
                                          convertible and fixed-income                Subadviser: Travelers Investment
                                          securities. The Fund's policy is to         Management Company ("TIMCO")
                                          allocate investments among asset
                                          classes.

Money Market Portfolio                    Seeks high current return with              Travelers Asset Management
                                          preservation of capital and liquidity.      International Company LLC ("TAMIC")
                                          The Fund normally invests in
                                          high-quality short term money market
                                          instruments.
AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Premier Equity Fund --        Seeks to achieve long term growth of        A I M Advisers, Inc.
     Series I+                            capital. Income is a secondary
                                          objective. The Fund normally invests
                                          in equity securities, including
                                          convertible securities.

AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares   Seeks capital appreciation. The Fund        Capital Research and Management
                                          normally invests in common stocks of        Co. ("CRM")
                                          companies located around the world.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
   Growth Fund -- Class 2 Shares          Seeks capital appreciation. The Fund        Capital Research and Management Co.
                                          normally invests in common stocks of
                                          companies that appear to offer superior
                                          opportunities for growth of capital.

   Growth-Income Fund -- Class 2 Shares   Seeks capital appreciation and income.      Capital Research and Management Co.
                                          The Fund normally invests in common
                                          stocks or other securities that
                                          demonstrate the potential for
                                          appreciation and/or dividends.
CITISTREET FUNDS, INC.
   CitiStreet Diversified Bond Fund --    Seeks maximum long term total return.       CitiStreet Funds Management LLC
     Class I                              The Fund normally invests in fixed          ("CitiStreet")
                                          income securities.                          Subadviser: Western
                                                                                      AssetManagement Company; Salomon
                                                                                      Brothers Asset Management
                                                                                      ("SBAM"); and SSgA Funds
                                                                                      Management ("SSgA")

   CitiStreet International Stock         Seeks maximum long term total return.       CitiStreet
     Fund -- Class I                      The Fund normally invests in the common     Subadviser: Bank of Ireland Asset
                                          stocks of established non-U.S.              Management (U.S.) Limited;
                                          companies.
                                                                                      Citigroup
                                                                                      Asset Management Limited, and
                                                                                      SSgA

   CitiStreet Large Company Stock         Seeks maximum long term total return.       CitiStreet
     Fund -- Class I                      The Fund normally invests in the common     Subadviser: Wellington Management
                                          stocks of large, well established           Company; Smith Barney Fund
                                          companies.                                  Management LLC, and SSgA

   CitiStreet Small Company Stock         Seeks maximum long term total return.       CitiStreet
     Fund -- Class I                      The Fund normally invests in the common     Subadviser: TCW Investment
                                          stocks of small companies.                  Management; SBAM; and SSgA
CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging           Seeks long term growth of capital. The      Credit Suisse Asset Management, LLC
     Market Portfolio+                    Fund normally invests in equity             Subadviser: Credit Suisse Asset
                                          securities of companies located in, or      Management Limited
                                          conducting a majority of their
                                          business, in emerging markets.
DELAWARE VIP TRUST
   Delaware VIP REIT Series --            Seeks to achieve maximum long term          Delaware Management
     Standard Class                       total return with capital appreciation      Company("Delaware")
                                          as a secondary objective. The Fund
                                          normally invests in companies that
                                          manage a portfolio of real estate to
                                          earn profits for shareholders (REITS).

   Delaware VIP Small Cap Value           Seeks capital appreciation. The Fund        Delaware Management Company
     Series -- Standard Class             normally invests in securities of small
                                          capitalization companies.
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund --    Seeks long term capital growth              The Dreyfus Corporation ("Dreyfus")
     Appreciation Portfolio --            consistent with the preservation of         Subadviser: Fayez Sarofim & Co.
     Initial Shares                       capital. Current income is a secondary
                                          objective. The Fund normally invests
                                          in common stocks of established
                                          companies.

   Dreyfus Variable Investment Fund --    Seeks to maximize capital appreciation.     The Dreyfus Corporation
     Developing Leaders Portfolio --      The Fund normally invests in companies
     Initial Shares                       with market capitalizations of less
                                          than $2 billion at the time of purchase.
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Mutual Shares Securities Fund --       Seeks capital appreciation. Income is a     Franklin Mutual Advisers, LLC
     Class 2 Shares                       secondary objective. The Fund normally
                                          invests in equity securities of
                                          companies believed to be undervalued.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
   Templeton Developing Markets           Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2 Shares    The Fund normally invests in the
                                          investments of emerging market
                                          countries, primarily equity securities.

   Templeton Foreign Securities Fund      Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
     -- Class 2 Shares                    Fund normally invests in investments,
                                          primarily equity securities, of issuers
                                          located outside of the U.S., including
                                          those in emerging markets.

   Templeton Growth Securities Fund --    Seeks long-term capital growth. The         Templeton Global Advisors Limited
     Class 2 Shares                       Fund normally invests in equity
                                          securities of companies located
                                          anywhere in the world, including the
                                          U.S. and emerging markets.
GREENWICH STREET SERIES FUND
   Appreciation Portfolio                 Seeks long- term appreciation of            Smith Barney Fund Management LLC
                                          capital. The Fund normally invests in
                                          ("SBFM") equity securities of U.S.
                                          companies.

   Equity Index Portfolio -- Class II     Seeks investment results that, before       TIMCO
     Shares                               expenses, correspond to the price and
                                          yield performance of the S&P 500 Index.
                                          The Fund normally invests in equity
                                          securities, or other investments with
                                          similar economic characteristics that
                                          are included in the S&P 500 Index.

   Fundamental Value Portfolio+           Seeks long-term capital growth. Current     SBFM
                                          income is a secondary consideration.
                                          The Fund normally invests in common
                                          stocks, and common stock equivalents of
                                          companies, believed to be undervalued.
JANUS ASPEN SERIES
   Balanced Portfolio -- Service          Seeks long term capital growth,             Janus Capital
     Shares+                              consistent with preservation of capital
                                          and balanced by current income. The
                                          Fund normally invests in common stocks
                                          selected for their growth potential and
                                          other securities selected for their
                                          income potential.

   Mid Cap Growth Portfolio --            Seeks capital growth. The Fund normally     Janus Capital Management LLC
     Service Shares                       invests in equity securities of             ("Janus Capital")
                                          mid-sized companies.

   Worldwide Growth Portfolio --          Seeks growth of capital in a manner         Janus Capital
     Service Shares+                      consistent with the preservation of
                                          capital. The Fund normally invests in

                                          the common stocks of companies of any
                                          size throughout the world.
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap            Seeks long-term capital appreciation.       Lazard Asset Management, LLC
     Portfolio                            The Fund normally invests in equity
                                          securities, principally common stocks,
                                          of relatively small U.S. companies that
                                          are believed to be undervalued based on
                                          their earnings, cash flow or asset
                                          values.
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio            Seeks long-term growth of capital and       Lord Abbett & Co.
                                          income without excessive fluctuations
                                          in market value. The Fund normally
                                          invests in equity securities of large,
                                          seasoned, U.S. and multinational
                                          companies believed to be undervalued.

   Mid-Cap Value Portfolio                Seeks capital appreciation. The Fund        Lord Abbett & Co.
                                          normally invests in common stocks of
                                          mid-sized companies believed to be
                                          undervalued.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street Fund/VA --     Seeks high total return. The Fund           OppenheimerFunds, Inc.
     Service Shares                       normally invests in common stocks of
                                          U.S. companies and it may invest in
                                          debt securities, as well.
PIMCO VARIABLE INSURANCE TRUST
   Total Return Portfolio --              Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of capital and            Company LLC
                                          prudent investment management. The Fund
                                          normally invests in intermediate
                                          maturity fixed income securities.
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund --     Seeks long-term growth of capital. The      Putnam Investment Management
     Class IB Shares+                     Fund normally invests in the common
                                          stocks of U.S. companies believed to be
                                          fast-growing and whose earnings are
                                          likely to increase over time.

   Putnam VT International Equity         Seeks capital appreciation. The Fund        Putnam Investment Management
     Fund -- Class IB Shares+             normally invests in common stocks of        ("Putnam")
                                          companies outside the U.S.

   Putnam VT Small Cap Value Fund --      Seeks capital appreciation. The Fund        Putnam Investment Management
     Class IB Shares                      normally invests in the common stocks
                                          of U.S. companies believed to be
                                          undervalued in the market.
SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I                Seeks capital appreciation. The Fund        Salomon Brothers Asset Management
                                          normally invests in common stocks and       ("SBAM")
                                          their equivalents of companies believed
                                          to be undervalued in the marketplace.

   Investors Fund -- Class I              Seeks long term growth of capital.          SBAM
                                          Secondarily seeks current income. The
                                          Fund normally invests in common stocks
                                          of established companies.

   Small Cap Growth Fund -- Class I       Seeks long term growth of capital. The      SBAM
                                          Fund normally invests in equity
                                          securities of companies with small
                                          market capitalizations.

   Total Return Fund -- Class I+          Seeks above average income (compared to     SBAM
                                          a portfolio invested entirely in equity
                                          securities). Secondarily seeks growth
                                          of capital and income. The Fund
                                          normally invests in a broad range of
                                          equity and fixed-income securities of
                                          U.S. and foreign issuers.
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Large Cap                 Seeks capital appreciation. The Fund        Smith Barney Fund Management LLC
     Core Portfolio+                      normally invests in the equity
                                          securities of U.S. companies with large
                                          market capitalizations.

   Smith Barney Premier Selections        Seeks long term capital growth. The         Smith Barney Fund Management LLC
     All Cap Growth Portfolio             Fund consists of a Large Cap Growth
                                          segment, Mid Cap Growth segment and
                                          Small Cap Growth segment. All three
                                          segments normally invest in equity
                                          securities. The Large Cap Growth
                                          segment invests in large sized
                                          companies. The Mid Cap Growth segment
                                          invests in medium sized companies. The
                                          Small Cap Growth segment invests in
                                          small sized companies.

STRONG VARIABLE INSURANCE FUNDS, INC.
   Strong Multi Cap Value Fund II+        Seeks long term capital growth. Current     Strong Capital Management Inc.
                                          income is a secondary objective. The
                                          Fund normally invests in the common
                                          stocks of U.S. companies believed to be
                                          undervalued relative to the market.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio       Seeks current income and capital            Travelers Asset Management
                                          appreciation. The Fund normally invests     International Company LLC ("TAMIC")
                                          in convertible securities.

   Disciplined Mid Cap Stock Portfolio    Seeks growth of capital. The Fund           TAMIC
                                          normally invests in the equity              Subadviser: Travelers Investment
                                          securities of companies with mid-size       Management Company ("TIMCO")
                                          market capitalizations.

   Equity Income Portfolio                Seeks reasonable income. The Fund           TAMIC
                                          normally invests in equity securities       Subadviser: Fidelity Management &
                                          with a focus on income producing            Research Company ("FMR")
                                          equities.

   Federated Stock Portfolio+             Seeks growth of income and capital. The     TAMIC
                                          Fund normally invests in equity             Subadviser: Federated Investment
                                          securities that are selected on the         Management Company
                                          basis of traditional research
                                          techniques.

   Large Cap Portfolio                    Seeks long term growth of capital. The      TAMIC
                                          Fund normally invests in the securities     Subadviser: FMR
                                          of companies with large market
                                          capitalizations.

   Lazard International Stock             Seeks capital appreciation. The Fund        TAMIC
     Portfolio                            normally invests in equity securities       Subadviser: Lazard Asset Management
                                          of non-U.S. domiciled companies located
                                          in developed markets.

   Merrill Lynch Large Cap Core           Seeks long-term capital growth. The         TAMIC
     Portfolio                            Fund normally invests in a diversified      Subadviser: Merrill Lynch
                                          portfolio of equity securities of large     Investment Managers, L.P. ("MLIM")
                                          cap companies located in the United
                                          States.

   MFS Emerging Growth Portfolio          Seeks long term growth of capital. The      TAMIC
                                          Fund normally invests in common stock       Subadviser: Massachusetts
                                          and related securities of emerging          Services ("MFS")
                                          Financial growth companies.

   MFS Mid Cap Growth Portfolio           Seeks long term growth of capital. The      TAMIC
                                          Fund normally invests in equity             Subadviser: MFS
                                          securities of companies with medium
                                          market capitalization that are believed
                                          to have above average growth potential.

   MFS Value Portfolio                    Seeks capital appreciation and              TAMIC
                                          reasonable income. The Fund normally        Subadviser: MFS
                                          invests in income producing equity
                                          securities of companies believed to be
                                          undervalued in the market.

   Pioneer Fund Portfolio                 Seeks reasonable income and capital         TAMIC
                                          growth. The Fund normally invests in
                                          Subadviser: Pioneer Investment equity
                                          securities that are carefully
                                          Management Inc. selected, reasonably
                                          priced securities.

   Social Awareness Stock Portfolio       Seeks long term capital appreciation        Smith Barney Fund Management LLC
                                          and retention of net investment             ("SBFM")
                                          income. The Fund normally invests in
                                          equity securities. The Fund seeks
                                          companies that meet certain investment
                                          criteria and social criteria.

   Travelers Quality Bond Portfolio       Seeks current income and total return       TAMIC
                                          with moderate capital volatility. The
                                          Fund normally invests in
                                          investment-grade bonds and debt
                                          securities.

   U.S. Government Securities             Seeks current income, total return and      TAMIC
     Portfolio                            high credit quality. The Fund normally
                                          invests in securities issued or
                                          guaranteed by the U.S. Government, its
                                          agencies or instrumentalities.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio     Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                          normally invests in common stocks of        ("TIA")
                                          companies that are likely to benefit        Subadviser: AIM Capital Management
                                          from new products, services or              Inc.
                                          processes or have experienced
                                          above-average earnings growth.

   MFS Total Return Portfolio             Seeks above average income consistent       TIA
                                          with the prudent employment of capital.     Subadviser: MFS
                                          Secondarily, seeks growth of capital
                                          and income. The Fund normally invests
                                          in a broad range of equity and
                                          fixed-income securities of both U.S.
                                          and foreign issuers.

   Pioneer Strategic Income Portfolio     Seeks high current income consistent        TIA
                                          with preservation of capital. The Fund      Subadviser: Putnam Investment
                                          normally invests in debt securities of      Management, Inc.
                                          U.S. and foreign governments and
                                          corporations.

   SB Adjustable Rate Income              Seeks high current income and to limit      Smith Barney Fund Management LLC
     Portfolio Smith Barney Class         the degree of fluctuation of its net
                                          asset value resulting from movements in
                                          interest rates. The Fund normally
                                          invests in adjustable rate securities.

   Smith Barney Aggressive                Seeks long-term capital appreciation.       SBFM
     Growth Portfolio                     The Fund normally invests in common
                                          stocks of companies that are
                                          experiencing, or are expected to
                                          experience, growth in earnings.

   Smith Barney High Income Portfolio     Seeks high current income. Secondarily,     SBFM
                                          seeks capital appreciation. The Fund
                                          normally invests in high yield
                                          corporate debt and preferred stock of
                                          U.S. and foreign issuers.

   Smith Barney International All Cap     Seeks total return on assets from           SBFM
     Growth Portfolio+                    growth of capital and income. The Fund
                                          normally invests in equity securities
                                          of foreign companies.

   Smith Barney Large Capitalization      Seeks long term growth of capital. The      SBFM
     Growth Portfolio                     Fund normally invests in equities, or
                                          similar securities, of companies with
                                          large market capitalizations.

   Strategic Equity Portfolio             Seeks capital appreciation. The Fund        TIA
                                          normally invests in the equity              Subadviser: Fidelity Management &
                                          securities, primarily in common stocks      Research Company ("FMR")
                                          of domestic issuers, and is not
                                          constrained to any particular
                                          investment style.
VAN KAMPEN LIFE INVESTMENT TRUST

   Comstock Portfolio Class II Shares     Seeks capital growth and income. The        Van Kampen Asset Management Inc.
                                          Fund normally invests in common and         ("Van Kampen")
                                          preferred stocks, and convertible
                                          securities, of well established
                                          undervalued companies.

   Emerging Growth Portfolio Class II     Seeks capital appreciation. The Fund        Van Kampen Asset Management Inc.
     Shares                               normally invests in common stocks of        ("Van Kampen")
                                          emerging growth companies.

   Enterprise Portfolio Class II          Seeks capital appreciation. The Fund        Van Kampen Asset Management Inc.
     Shares+                              normally invests in common stocks of        ("Van Kampen")
                                          companies believed to have
                                          above-average potential for capital
                                          appreciation.

VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth          Seeks long term capital growth. The         Citi Fund Management, Inc.
     Opportunities Portfolio              Fund normally invests in equity
                                          securities of small cap companies and
                                          related investments.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
VARIABLE INSURANCE PRODUCTS FUND II
   Asset Manager Portfolio --             Seeks high total return with reduced        Fidelity Management & Research
     Service Class 2                      risk over the long-term. The Fund           Company ("FMR")
                                          normally invests by allocating assets
                                          among stocks, bonds and short-term
                                          instruments.

   Contrafund(R) Portfolio -- Service     Seeks long term capital appreciation.       Fidelity Management & Research
     Class 2                              The Fund normally invests in common         Company ("FMR")
                                          stocks of companies whose value may not
                                          be fully recognized by the public.
VARIABLE INSURANCE PRODUCTS FUND III
   Dynamic Capital Appreciation           Seeks capital appreciation. The Fund        Fidelity Management & Research
     Portfolio -- Service Class 2+        normally invests in growth and/or value     Company ("FMR")
                                          common stocks of domestic and foreign
                                          issuers.

   Mid Cap Portfolio -- Service Class 2   Seeks long term growth of capital. The      Fidelity Management & Research
                                          Fund normally invests in common stocks      Company ("FMR")
                                          of companies with medium market
                                          capitalizations.

--------------
 +     Closed to new investors.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please see separate prospectus for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

       o   administration of the annuity options available under the Contracts

       o   the distribution of various reports to Contract Owners

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

       o sales and marketing expenses including commission payments to your sales agent

       o   other costs of doing business.

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any applicable Purchase Payment Credits are withdrawn before they have been in the Contract for five years. We will assess the charge as a percentage of the Purchase Payment and any applicable Purchase Payment Credits withdrawn as follows:

                           YEARS SINCE PURCHASE                   WITHDRAWAL
                               PAYMENT MADE                         CHARGE
               ---------------------------------------------   -----------------
                GREATER THAN OR EQUAL TO    BUT LESS THAN
                        0 years                1 year                 5%
                         1 year                2 years                4%
                        2 years                3 years                3%
                        3 years                4 years                2%
                        4 years                5 years                1%
                        5+ years                                      0%


For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

       (a) any Purchase Payment and any applicable Purchase Payment Credits to which no withdrawal charge applies then;

       (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a), then;

       (c) any remaining Purchase Payment and any applicable Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then;

       (d)   any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

IF YOU DID NOT PURCHASE YOUR CONTRACT UNDER A 457 OR 403(b) QUALIFIED PLAN, WE WILL NOT DEDUCT A WITHDRAWAL CHARGE:

       o   from payments we make due to the death of the Annuitant

       o if a life annuity payout has begun, other than the Liquidity Benefit Option (See "Liquidity Benefit")

       o   if an income option of at least ten years' duration is elected

       o from amounts withdrawn which are deposited to other contracts issued by us or our affiliate, subject to our approval

       o if withdrawals are taken under our Managed Distribution Program, if elected by you (see Access to Your Money) or

       o if you are confined to an eligible nursing home, as described in Appendix C

IF YOU PURCHASED YOUR CONTRACT UNDER A 457 OR 403(b) QUALIFIED PLAN, WE WILL NOT DEDUCT A WITHDRAWAL CHARGE:

       o   from payments we make due to the death of the Annuitant

       o   if a life annuity payout has begun

       o   if payments for a period of at least five years have begun

       o from amounts withdrawn which are deposited to other contracts issued by us or our affiliate, subject to our approval

       o if withdrawals are taken as a minimum distribution, as defined under The Code

       o   if withdrawals are taken due to a hardship, as defined under The Code

       o if withdrawals are taken due to a disability, as defined under The Code, of the Annuitant;

       o if you are confined to an eligible nursing home, as described in Appendix C (403 (b) PLANS ONLY).

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 20% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. We reserve the right to modify the free withdrawal provision.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 0.80% annually. If you choose the Optional Death Benefit, the M&E charge is 1.25% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

FLOOR BENEFIT/LIQUIDITY BENEFIT CHARGES

If you select the Variable Annuitization Floor Benefit, we deduct a charge upon election of this benefit. This charge compensates us for guaranteeing a minimum variable Annuity Payment regardless of the performance of the Variable Funding Options you selected. This charge will vary based upon market conditions, but will never increase your annual Separate Account charge by more than 3%. The charge will be set at the time of election, and will remain level throughout the term of annuitization. If the Liquidity Benefit is selected, there is a surrender charge of 5% of the amounts withdrawn. Please refer to Payment Options for a description of these benefits.

CHART ASSET ALLOCATION PROGRAM CHARGES

Under the CHART Program, Purchase Payments and cash values are allocated among the specified asset allocation funds. The charge for this advisory service is equal to a maximum of 0.80% of the assets subject to the CHART Program. The CHART Program fee will be paid by quarterly withdrawals from the cash values allocated to the asset allocation funds. We will not treat these withdrawals as taxable distributions. Please refer to Miscellaneous Contract Provisions for further information.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

                o   the dollar amount you request to transfer;

                o the number of transfers you made within the previous three months;

                o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

                o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

                o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

                o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See Federal Tax Considerations") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page). The Annuitant is the individual upon whose life the Maturity Date and the amount of monthly payments depend. Because this is a Qualified Contract, the owner and the Annuitant must always be the same person, and there can be only one Contract Owner. You have sole power to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot take a loan or make additional Purchase Payments.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when you die. At purchase, you elect either the standard death benefit or the optional death benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of beneficiary contract continuance ("Death Report Date").

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

---------------------------------------- ---------------------------------------------------------------------
 ANNUITANT'S AGE ON THE CONTRACT DATE                                 DEATH BENEFIT PAYABLE
---------------------------------------- ---------------------------------------------------------------------
Before Age 80                            Greater of:
                                         1)   Contract Value on the Death Report Date, or
                                         2)   Total Purchase Payments less the total of any withdrawals (and related charges).
---------------------------------------- ---------------------------------------------------------------------
On or after Age 80                       Contract Value
---------------------------------------- ----------------------------------------------------------------------

OPTIONAL DEATH BENEFIT AND CREDIT

The Optional Death Benefit and Credit varies depending on the Annuitant's age on the Contract Date.

---------------------------------------- ---------------------------------------------------------------------
 ANNUITANT'S AGE ON THE CONTRACT DATE                                 DEATH BENEFIT PAYABLE
---------------------------------------- ---------------------------------------------------------------------
Under Age 70                              Greater of:
                                          1)  Contract Value on the Death Report
Date, or

                                          2)  Total Purchase Payments less the total of any withdrawals (and related charges); or

                                          3)  Maximum Step-Up death benefit value (described below)
                                              associated with Contract Date anniversaries beginning with the
                                              5th, and ending with the last before the Annuitant's 76th
                                              birthday.

---------------------------------------- ---------------------------------------------------------------------
Age 70-75                                 Greater of:

                                          1)  Contract Value, or

                                          2)  Total Purchase Payments less the total of any withdrawals (and related charges); or

                                          3)  Step-Up death benefit value (described below) associated with the 5th Contract Date anniversary.

---------------------------------------- ---------------------------------------------------------------------
Age 76-80                                 Greater of (1) or (2) above.
---------------------------------------- ---------------------------------------------------------------------
Age over 80                               Contract Value
----------------------------------------- ---------------------------------------------------------------------

STEP-UP DEATH BENEFIT VALUE

We will establish a separate Step-Up death benefit value on the fifth Contract Date anniversary and on each subsequent Contract Date anniversary on or before the Death Report Date. The Step-Up death benefit value will initially equal the Contract Value on that anniversary. After a Step-Up death benefit value has been established, we will recalculate it each time a Purchase Payment is made or a withdrawal is taken until the Death Report Date. We will recalculate Step-Up death benefit values by increasing them by the amount of each applicable Purchase Payment and by reducing them by a partial surrender reduction (as described below) for each applicable withdrawal. Recalculations of Step-Up death benefit values related to any Purchase Payments or any withdrawals will be made in the order that such Purchase Payments or partial surrender reductions occur.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the Step-Up value by a partial surrender reduction which equals: (1) the step-up value immediately prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your step-up value immediately prior to the withdrawal is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

       50,000 x (10,000/55,000) = 9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your step-up value immediately prior to the withdrawal is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

       50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

---------------------------------------  ----------------------------------------  ---------------------------
                                                                                           MANDATORY
      BEFORE THE MATURITY DATE,                     THE COMPANY WILL                      PAYOUT RULES
        UPON THE DEATH OF THE                     PAY THE PROCEEDS TO:                      APPLY*
---------------------------------------  ----------------------------------------  ---------------------------
OWNER/ANNUITANT                          The beneficiary (ies), or if none, to     Yes
                                         the CONTRACT OWNER's estate.

---------------------------------------  ----------------------------------------  ---------------------------
BENEFICIARY                              No death proceeds are payable;            N/A
                                         Contract continues.

---------------------------------------  ----------------------------------------  ---------------------------
CONTINGENT BENEFICIARY                   No death proceeds are payable;            N/A
                                         Contract continues.
---------------------------------------  ----------------------------------------  ---------------------------

--------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of the Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   take a loan

       o   make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT (INDIVIDUAL CONTRACTS ONLY)

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

       o through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

       o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase your Contract. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

LIQUIDITY BENEFIT (BENEFIT NOT AVAILABLE UNDER 457 PLANS)

If you select any annuity option that guarantees you payments for a minimum period of time ("period certain"), you may take a lump sum payment (equal to a portion or all of the value of the remaining payments) any time after the first Contract Year. There is a charge of 5% of the amount withdrawn under this option.

For variable Annuity Payments, we use the Assumed Net Investment Factor, ("ANIF") as the interest rate to determine the lump sum amount. If you request only a percentage of the amount available, we will reduce the amount of each payment during the rest of the period certain by that percentage. After the period expires, your payments will increase to the level they would have been had no liquidation taken place.

For fixed Annuity Payments, we calculate the present value of the remaining period certain payments using a current interest rate. The current interest rate used depends on the amount of time left in the annuity option you elected. The current rate will be the same rate we would give someone electing an annuity option for that same amount of time. If you request a percentage of the amount available during the period certain, we will reduce the amount of each payment during the rest of the period certain by that percentage. After the period certain expires, your payments will increase to the level they would have been had no liquidation taken place.

The market value adjustment formula for calculating the present value described above for fixed Annuity Payments is as follows:

                                        n
               Present Value = [sigma] [Payments X (1/1 + iC)t/365
                                      s = 1

Where

       iC = the interest rate described above

       n = the number of payments remaining in the Contract Owner's period certain at the time of request for this benefit

       t = the number of days remaining until that payment is made, adjusting for leap years.

See Appendix E for examples of this market value adjustment.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Contract Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

ANNUITIZATION CREDIT. This credit is applied to the Contract Value used to purchase one of the annuity options described below. The credit equals 0.5% of your Contract Value if you annuitize during Contract Years 2-5, 1% during Contract Years 6-10, and 2% after Contract Year 10. There is no credit applied to Contracts held less than 1 year.

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

If you have elected the Increasing Benefit Option, the payments will be calculated as above. However, the initial payment will be less than that reflected in the table and the subsequent payments will be increased by the percentage you elected.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

VARIABLE ANNUITIZATION FLOOR BENEFIT (BENEFIT NOT AVAILABLE UNDER 457 PLANS). This benefit may not be available, or may only be available under certain annuity options, if we determine market conditions so dictate. If available, we will guarantee that, regardless of the performance of the Variable Funding Options selected by you, your Annuity Payments will never be less than a certain percentage of your first Annuity Payment. This percentage will vary depending on market conditions, but will never be less than 50%. You may not elect this benefit if you are over age 80. Additionally, you must select from certain funds available under this guarantee. Currently, these funds are the Equity Index Portfolio Class II, the Travelers Quality Bond Portfolio, and the U.S. Government Securities Portfolio. We may, at our discretion, increase or decrease the number of funds available under this benefit. This benefit is not currently available under Annuity Option 5. The benefit is not available with the 5% ANIF under any Option. If you select this benefit, you may not elect to liquidate any portion of your Contract.

There is a charge for this guarantee, which will begin upon election of this benefit. This charge will vary based upon market conditions, and will be established at the time the benefit is elected. Once established, the charge will remain level throughout the remainder of the annuitization, and will never increase your annual Separate Account charge by more than 3% per year.

We reserve the right to restrict the amount of Contract Value to be annuitized under this benefit.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Five and Separate Account Six, respectively. Both Separate Account Five and Separate Account Six were established on March 27, 1997 and are registered with the SEC as unit investment trusts ("Separate Account") under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Five and Separate Account Six for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Variable Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the Optional Death Benefit. However, if you elect optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity Contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements. NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity Contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity Contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a non-qualified Contract because of the death of an owner or annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity Contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity Contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                              AVAILABLE INFORMATION
--------------------------------------------------------------------------------

The Companies are both subject to the information requirements of the Securities and Exchange Act of 1934 ("the 1934 Act"), as amended, and file reports, proxy statements and other information with the Securities and Exchange Commission ("Commission"). You may read and copy this information and other information at the following locations:

       o public reference facilities of the Commission at Room 1024, 450 Fifth Street, N.W., Washington, D.C., 20549

       o the Commission's Regional Offices located at 233 Broadway, New York, New York 10279

       o the Commission's Regional Offices located at Citicorp Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661.

Under the Securities Act of 1933, the Companies have each filed with the Commission registration statements (the "Registration Statement") relating to the Contracts offered by this prospectus. This prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and the exhibits. Reference is hereby made to such Registration Statement and exhibits for further information about the Companies and the Contracts. The Registration Statement and the exhibits may be inspected and copied as described above. Although the Companies each furnish the annual reports on Form 10-K for the year ended December 31, 2003 to owners of Contracts or certificates, we do not plan to furnish subsequent annual reports containing financial information to the owners of Contracts or certificates described in this prospectus.

                 INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
--------------------------------------------------------------------------------

Each Company's latest annual report on Form 10-K has been filed with the Commission. They are both incorporated by reference into this prospectus and a copy of your issuing Company's 10-K must accompany this prospectus.

The Forms 10-K for the fiscal year ended December 31, 2003 contain additional information about each Company including audited financial statements for the latest fiscal year. The Travelers Insurance Company filed its Form 10-K on March 22, 2004 via Edgar, File No. 33-03094. The Travelers Life and Annuity Company filed its Form 10-K on March 22, 2004 via Edgar, File No. 33-58677.

If requested, we will furnish, without charge, a copy of any and all of the documents incorporated by reference, other than exhibits to those documents (unless such exhibits are specifically incorporated by reference in those documents.) You may direct your requests to: The Travelers Insurance Company, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415, Attention: Annuity Services. The telephone number is (800) 842-9406. You may also obtain copies of any documents, incorporated by reference into this prospectus by accessing the SEC's website (http://www.sec.gov).

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), ING Advisors Network (including Financial Network Corporation, Locust Street Securities, Multi-Financial Securities, IFG Network Securities, VESTAX Securities, Washington Square Securities and PrimeVest Financial Services), Merrill Lynch, NFP Securities, Inc., and Piper Jaffray. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

TOWER SQUARE SECURITIES. TDLLC has entered into a selling agreement with Tower Square Securities, Inc. ("Tower Square"), which is affiliated with the Company. Registered representatives of Tower Square, who are properly licensed and appointed, may offer the Contract to customers. Such representatives are eligible for various cash benefits, such as bonuses, commission advances and non-cash compensation programs offered by the Company. Sales of the Contracts may help qualify a Tower Square representative for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation.

CITISTREET EQUITIES LLC/CITISTREET ASSOCIATES LLC. CitiStreet Equities LLC and its affiliate, CitiStreet Associates LLC, are part of a joint venture between Citigroup Inc., the Company's ultimate parent, and State Street Corporation. The Company pays CitiStreet Equities LLC compensation of up to 12% of Purchase Payments and/or 2% of Contract Value in connection with the sale of the Contracts. In addition, CitiStreet Equities LLC receives compensation for the hiring and training of sales representatives and for meeting certain gross sales goals and net sales goals (sales less redemptions) which may cause CitiStreet Equities LLC or its representatives to favor the Company's products. The Company has also entered into an agreement with CitiStreet Associates LLC whereby the Company pays CitiStreet Associates LLC fees in connection with CitiStreet Associates' provision of certain administrative, recordkeeping, marketing and support services in relation to annuity contracts sold by CitiStreet Equities LLC in connection with Section 401(a), 401(k), 403(b), 457(b) and 408(b) plans. Any compensation payable to CitiStreet Associates LLC or CitiStreet Equities LLC will be made by TDLLC or the Company out of its own assets and will not result in any additional direct charge to you.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which the Contract is issued govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION

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           THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                      SEPARATE ACCOUNT CHARGES 0.80% 3% AIR

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (5/00).........................   2003        0.406           0.503                 148,185
                                                               2002        0.547           0.406                 213,843
                                                               2001        0.745           0.547                   6,402
                                                               2000        1.000           0.745                      --

   High Yield Bond Trust (9/99).............................   2003        1.107           1.418                  27,244
                                                               2002        1.067           1.107                      --
                                                               2001        0.982           1.067                      --
                                                               2000        0.980           0.982                      --
                                                               1999        1.000           0.980                      --

   Managed Assets Trust (6/99)..............................   2003        0.918           1.111                  25,510
                                                               2002        1.013           0.918                  25,510
                                                               2001        1.076           1.013                  25,510
                                                               2000        1.102           1.076                  20,767
                                                               1999        1.000           1.102                  13,609

   Money Market Portfolio (9/99)............................   2003        1.125           1.125                 289,912
                                                               2002        1.119           1.125                 264,365
                                                               2001        1.087           1.119                  77,342
                                                               2000        1.032           1.087                  76,073
                                                               1999        1.000           1.032                  36,453

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2003        0.615           0.763                      --
                                                               2002        0.888           0.615                      --
                                                               2001        1.000           0.888                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund -- Class I (9/99).......   2003        1.251           1.310                 481,357
                                                               2002        1.157           1.251                 470,261
                                                               2001        1.092           1.157                      --
                                                               2000        0.979           1.092                  12,041
                                                               1999        1.000           0.979                  37,502

   CitiStreet International Stock Fund -- Class I (7/99)....   2003        0.697           0.899                 291,178
                                                               2002        0.904           0.697                 223,222
                                                               2001        1.160           0.904                      --
                                                               2000        1.272           1.160                   1,916
                                                               1999        1.000           1.272                   6,933

   CitiStreet Large Company Stock Fund -- Class I (9/99)....   2003        0.537           0.683                 525,471
                                                               2002        0.702           0.537                 430,013
                                                               2001        0.840           0.702                      --
                                                               2000        0.995           0.840                  10,384
                                                               1999        1.000           0.995                  21,459

   CitiStreet Small Company Stock Fund -- Class I (9/99)....   2003        1.220           1.732                  83,489
                                                               2002        1.612           1.220                  66,192
                                                               2001        1.600           1.612                      --
                                                               2000        1.465           1.600                   1,472
                                                               1999        1.000           1.465                   6,201

Credit Suisse Trust
   Emerging Markets Portfolio (10/99).......................   2003        0.804           1.140                  11,251
                                                               2002        0.916           0.804                  11,251
                                                               2001        1.022           0.916                      --
                                                               2000        1.506           1.022                      --
                                                               1999        1.000           1.506                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (9/00)........   2003        1.366           1.816                  31,398
                                                               2002        1.318           1.366                  19,794
                                                               2001        1.221           1.318                      --
                                                               2000        1.000           1.221                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Delaware VIP Small Cap Value Series --                      2003        1.208           1.701                  22,455
   Standard Class (10/99)...................................
                                                               2002        1.289           1.208                  10,600
                                                               2001        1.162           1.289                      --
                                                               2000        0.991           1.162                      --
                                                               1999        1.000           0.991                      --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio --
   Initial Shares (7/99)....................................   2003        0.792           0.952                  42,639
                                                               2002        0.958           0.792                  54,702
                                                               2001        1.065           0.958                  27,197
                                                               2000        1.081           1.065                  24,552
                                                               1999        1.000           1.081                  24,552

   Dreyfus VIF Developing Leaders Portfolio --
   Initial Shares (10/99)...................................   2003        1.041           1.360                  57,302
                                                               2002        1.298           1.041                  58,130
                                                               2001        1.394           1.298                  13,264
                                                               2000        1.240           1.394                   3,246
                                                               1999        1.000           1.240                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund --
   Class 2 Shares (5/03)....................................   2003        1.000           1.204                   6,200

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)............................   2003        0.772           0.954                  45,111
                                                               2002        0.943           0.772                  20,346
                                                               2001        1.000           0.943                   3,353

   Equity Index Portfolio -- Class II Shares (7/99).........   2003        0.682           0.864                 126,629
                                                               2002        0.886           0.682                  47,426
                                                               2001        1.019           0.886                  23,609
                                                               2000        1.133           1.019                  14,389
                                                               1999        1.000           1.133                  13,350

   Fundamental Value Portfolio (5/01).......................   2003        0.722           0.992                 157,189
                                                               2002        0.924           0.722                  30,684
                                                               2001        1.000           0.924                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/01)..............   2003        0.891           1.005                  25,695
                                                               2002        0.962           0.891                      --
                                                               2001        1.000           0.962                      --

   Mid Cap Growth Portfolio -- Service Shares (5/01)........   2003        0.551           0.736                   5,302
                                                               2002        0.772           0.551                  33,784
                                                               2001        1.000           0.772                      --

   Worldwide Growth Portfolio --
   Service Shares (5/00)....................................   2003        0.453           0.556                   5,661
                                                               2002        0.615           0.453                   5,661
                                                               2001        0.801           0.615                   5,661
                                                               2000        1.000           0.801                      --


PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.144           1.192                   6,319
                                                               2002        1.057           1.144                   7,538
                                                               2001        1.000           1.057                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund --
   Class IB Shares (5/01)...................................   2003        0.564           0.739                      --
                                                               2002        0.808           0.564                      --
                                                               2001        1.000           0.808                      --

   Putnam VT International Equity Fund --
   Class IB Shares (5/01)...................................   2003        0.703           0.897                   6,667
                                                               2002        0.861           0.703                      --
                                                               2001        1.000           0.861                      --

   Putnam VT Small Cap Value Fund --
   Class IB Shares (5/01)...................................   2003        0.886           1.315                  43,406
                                                               2002        1.093           0.886                  40,852
                                                               2001        1.000           1.093                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/00)...........................   2003        1.077           1.486                   3,532
                                                               2002        1.449           1.077                      --
                                                               2001        1.433           1.449                      --
                                                               2000        1.000           1.433                      --

   Investors Fund -- Class I (10/99)........................   2003        0.903           1.185                      --
                                                               2002        1.183           0.903                   6,424
                                                               2001        1.244           1.183                      --
                                                               2000        1.088           1.244                      --
                                                               1999        1.000           1.088                  13,535

   Small Cap Growth Fund -- Class I (5/01)..................   2003        0.631           0.932                      --
                                                               2002        0.974           0.631                      --
                                                               2001        1.000           0.974                      --

   Total Return Fund -- Class I (9/00)......................   2003        0.975           1.121                      --
                                                               2002        1.055           0.975                      --
                                                               2001        1.072           1.055                      --
                                                               2000        1.000           1.072                      --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01).............   2003        0.659           0.807                   6,455
                                                               2002        0.897           0.659                      --
                                                               2001        1.000           0.897                      --

   Smith Barney Premier Selections All Cap
   Growth Portfolio (5/01)..................................   2003        0.652           0.869                      --
                                                               2002        0.898           0.652                      --
                                                               2001        1.000           0.898                      --

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (3/00)....................   2003        0.739           1.014                   8,864
                                                               2002        0.969           0.739                   8,864
                                                               2001        0.938           0.969                      --
                                                               2000        1.000           0.938                      --

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (8/99)...............   2003        1.060           1.406                  38,942
                                                               2002        1.247           1.060                  22,864

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Disciplined Mid Cap Stock Portfolio (continued)..........   2001        1.310           1.247                   4,950
                                                               2000        1.132           1.310                   4,950
                                                               1999        1.000           1.132                   4,950

   Equity Income Portfolio (7/99)...........................   2003        0.874           1.137                 192,847
                                                               2002        1.024           0.874                 151,978
                                                               2001        1.105           1.024                 109,815
                                                               2000        1.021           1.105                  12,381
                                                               1999        1.000           1.021                  12,381

   Federated Stock Portfolio (11/01)........................   2003        0.802           1.015                   4,216
                                                               2002        1.002           0.802                   4,216
                                                               2001        1.000           1.002                      --

   Large Cap Portfolio (7/99)...............................   2003        0.652           0.807                  96,847
                                                               2002        0.851           0.652                  96,847
                                                               2001        1.038           0.851                  96,847
                                                               2000        1.224           1.038                  52,127
                                                               1999        1.000           1.224                  12,719

   Lazard International Stock Portfolio (8/99)..............   2003        0.663           0.846                   6,318
                                                               2002        0.768           0.663                   6,318
                                                               2001        1.049           0.768                   4,591
                                                               2000        1.194           1.049                   4,591
                                                               1999        1.000           1.194                   4,591

   Merrill Lynch Large Cap Core Portfolio (6/00)............   2003        0.649           0.780                      --
                                                               2002        0.874           0.649                      --
                                                               2001        1.136           0.874                      --
                                                               2000        1.000           1.136                      --

   MFS Emerging Growth Portfolio (5/01).....................   2003        0.531           0.681                      --
                                                               2002        0.814           0.531                      --
                                                               2001        1.000           0.814                      --

   MFS Mid Cap Growth Portfolio (10/99).....................   2003        0.668           0.909                  47,678
                                                               2002        1.317           0.668                  45,675
                                                               2001        1.739           1.317                  33,694
                                                               2000        1.603           1.739                  30,494
                                                               1999        1.000           1.603                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Pioneer Fund Portfolio (8/99)............................   2003        0.625           0.768                  31,058
                                                               2002        0.903           0.625                  24,128
                                                               2001        1.183           0.903                      --
                                                               2000        0.959           1.183                      --
                                                               1999        1.000           0.959                      --

   Social Awareness Stock Portfolio (7/99)..................   2003        0.686           0.877                  18,473
                                                               2002        0.921           0.686                  14,167
                                                               2001        1.100           0.921                  14,167
                                                               2000        1.115           1.100                  14,167
                                                               1999        1.000           1.115                  14,167

   Travelers Quality Bond Portfolio (8/99)..................   2003        1.186           1.259                  36,759
                                                               2002        1.130           1.186                  19,941
                                                               2001        1.063           1.130                  19,941
                                                               2000        1.002           1.063                  19,941
                                                               1999        1.000           1.002                  19,941

   U.S. Government Securities Portfolio (8/99)..............   2003        1.301           1.326                 328,667
                                                               2002        1.154           1.301                 366,169
                                                               2001        1.099           1.154                  20,423
                                                               2000        0.968           1.099                  20,423
                                                               1999        1.000           0.968                  20,423

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2003        0.654           0.840                      --
                                                               2002        0.867           0.654                      --
                                                               2001        1.000           0.867                      --

   MFS Total Return Portfolio (7/99)........................   2003        1.073           1.240                 153,776
                                                               2002        1.141           1.073                 135,391
                                                               2001        1.150           1.141                  53,295
                                                               2000        0.994           1.150                      --
                                                               1999        1.000           0.994                      --

   Pioneer Strategic Income Portfolio (1/01)................   2003        1.084           1.285                  32,760
                                                               2002        1.032           1.084                  27,083
                                                               2001        1.000           1.032                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   SB Adjustable Rate Income Portfolio --
   Class I Shares (9/03)....................................   2003        1.000           1.001                   1,000

   Smith Barney Aggressive Growth Portfolio (5/01)..........   2003        0.634           0.846                 251,625
                                                               2002        0.949           0.634                  15,408
                                                               2001        1.000           0.949                   2,646

   Smith Barney High Income Portfolio (8/99)................   2003        0.842           1.065                  22,349
                                                               2002        0.877           0.842                  20,231
                                                               2001        0.918           0.877                  20,231
                                                               2000        1.007           0.918                  20,231
                                                               1999        1.000           1.007                  20,231

   Smith Barney International All Cap Growth
   Portfolio (12/99)........................................   2003        0.597           0.755                   3,291
                                                               2002        0.810           0.597                   3,291
                                                               2001        1.186           0.810                   3,291
                                                               2000        1.569           1.186                   3,291
                                                               1999        1.000           1.569                      --

   Smith Barney Large Capitalization Growth
   Portfolio (10/99)........................................   2003        0.677           0.991                   5,766
                                                               2002        0.907           0.677                      --
                                                               2001        1.045           0.907                      --
                                                               2000        1.132           1.045                      --
                                                               1999        1.000           1.132                      --

   Strategic Equity Portfolio (7/99)........................   2003        0.598           0.787                  67,954
                                                               2002        0.908           0.598                  67,954
                                                               2001        1.057           0.908                  67,954
                                                               2000        1.303           1.057                  56,806
                                                               1999        1.000           1.303                  17,222

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/03).............   2003        1.000           1.257                      --

   Emerging Growth Portfolio -- Class II Shares (5/01)......   2003        0.546           0.688                      --
                                                               2002        0.817           0.546                      --
                                                               2001        1.000           0.817                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Enterprise Portfolio -- Class II Shares (5/01)...........   2003        0.637           0.794                      --
                                                               2002        0.911           0.637                      --
                                                               2001        1.000           0.911                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth
   Opportunities Portfolio (5/01)...........................   2003        0.700           0.986                      --
                                                               2002        0.949           0.700                      --
                                                               2001        1.000           0.949                      --

Variable Insurance Products Fund II
   Asset Manager Portfolio -- Service Class 2 (5/00)........   2003        0.813           0.949                  23,009
                                                               2002        0.900           0.813                  51,769
                                                               2001        0.949           0.900                      --
                                                               2000        1.000           0.949                      --

   Contrafund(R)Portfolio -- Service Class 2 (5/01)..........  2003        0.852           1.083                  75,992
                                                               2002        0.950           0.852                  14,509
                                                               2001        1.000           0.950                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio --
   Service Class 2 (5/01)...................................   2003        0.776           0.962                  12,814
                                                               2002        0.846           0.776                  12,814
                                                               2001        1.000           0.846                   2,853

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2003        0.921           1.264                  47,487
                                                               2002        1.032           0.921                   9,533
                                                               2001        1.000           1.032                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

            SEPARATE ACCOUNT CHARGES 1.25%, PLUS 1.40% FLOOR BENEFIT

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund

   Equity Index Portfolio -- Class II Shares (7/99).........   2003        0.636           0.791                      --
                                                               2002        0.841           0.636                      --
                                                               2001        0.986           0.841                      --
                                                               2000        1.117           0.986                      --
                                                               1999        1.000           1.117                      --


                                      NOTES

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund -- Class IB Shares changed its name to Putnam VT Discovery Growth Fund -- Class IB Shares.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio -- Service Shares changed its name to Mid Cap Growth Portfolio -- Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective July 1, 2003: The Travelers Series Fund Inc.: Putnam Diversified Income Portfolio changed its name to Pioneer Strategic Income Portfolio

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Small Cap Portfolio -- Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio -- Initial Shares.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Appreciation Portfolio -- Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio -- Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Putnam Variable Trust: Putnam VT Discovery Growth Funds -- Class IB Share is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Strong Variable Insurance Funds, Inc.: Strong Multi Cap Value Fund II is no longer available to new contract owners.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                      SEPARATE ACCOUNT CHARGES 0.80% 3% AIR

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (5/00).........................   2003        0.406           0.503               1,630,081
                                                               2002        0.547           0.406               1,837,286
                                                               2001        0.745           0.547               1,046,590
                                                               2000        1.000           0.745               1,006,482

   High Yield Bond Trust (5/99).............................   2003        1.107           1.418                 381,556
                                                               2002        1.067           1.107                 411,756
                                                               2001        0.982           1.067                 314,101
                                                               2000        0.980           0.982                 101,750
                                                               1999        1.000           0.980                  92,789

   Managed Assets Trust (3/99)..............................   2003        0.918           1.111                 968,180
                                                               2002        1.013           0.918               1,042,680
                                                               2001        1.076           1.013               1,174,637
                                                               2000        1.102           1.076                 913,007
                                                               1999        1.000           1.102                 232,345

   Money Market Portfolio (4/99)............................   2003        1.125           1.125               1,753,058
                                                               2002        1.119           1.125               1,258,377
                                                               2001        1.087           1.119                 990,283
                                                               2000        1.032           1.087                 700,403
                                                               1999        1.000           1.032                 239,890

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (7/01)..........   2003        0.615           0.763                 103,682
                                                               2002        0.888           0.615                  55,895
                                                               2001        1.000           0.888                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund -- Class I (3/99).......   2003        1.251           1.310               3,142,575
                                                               2002        1.157           1.251               3,360,816
                                                               2001        1.092           1.157               2,080,975
                                                               2000        0.979           1.092                 601,543
                                                               1999        1.000           0.979                 139,623

   CitiStreet International Stock Fund -- Class I (3/99)....   2003        0.697           0.899               2,010,293
                                                               2002        0.904           0.697               2,025,194
                                                               2001        1.160           0.904               1,238,125
                                                               2000        1.272           1.160                 474,746
                                                               1999        1.000           1.272                  90,221

   CitiStreet Large Company Stock Fund -- Class I (3/99)....   2003        0.537           0.683               4,110,325
                                                               2002        0.702           0.537               3,575,681
                                                               2001        0.840           0.702               2,080,499
                                                               2000        0.995           0.840                 959,029
                                                               1999        1.000           0.995                 228,230

   CitiStreet Small Company Stock Fund -- Class I (3/99)....   2003        1.220           1.732                 844,568
                                                               2002        1.612           1.220                 739,822
                                                               2001        1.600           1.612                 542,731
                                                               2000        1.465           1.600                 462,418
                                                               1999        1.000           1.465                 113,574

Credit Suisse Trust
   Emerging Markets Portfolio (5/99)........................   2003        0.804           1.140                  46,418
                                                               2002        0.916           0.804                  45,812
                                                               2001        1.022           0.916                  54,766
                                                               2000        1.506           1.022                  71,391
                                                               1999        1.000           1.506                  54,662

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (7/99)........   2003        1.366           1.816                 282,138
                                                               2002        1.318           1.366                 242,450
                                                               2001        1.221           1.318                 128,487
                                                               2000        0.937           1.221                 102,023
                                                               1999        1.000           0.937                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Delaware VIP Small Cap Value Series --
   Standard Class (4/99)....................................   2003        1.208           1.701                 177,208
                                                               2002        1.289           1.208                 139,177
                                                               2001        1.162           1.289                  13,468
                                                               2000        0.991           1.162                   5,110
                                                               1999        1.000           0.991                      --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio --
   Initial Shares (3/99)....................................   2003        0.792           0.952                 331,736
                                                               2002        0.958           0.792                 356,023
                                                               2001        1.065           0.958                 396,091
                                                               2000        1.081           1.065                 311,873
                                                               1999        1.000           1.081                 244,529

   Dreyfus VIF Developing Leaders Portfolio --
   Initial Shares (4/99)....................................   2003        1.041           1.360                 589,418
                                                               2002        1.298           1.041                 540,784
                                                               2001        1.394           1.298                 388,047
                                                               2000        1.240           1.394                 305,761
                                                               1999        1.000           1.240                  45,091

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund --
   Class 2 Shares (8/03)....................................   2003        1.000           1.204                  17,090

Greenwich Street Series Fund
   Appreciation Portfolio (8/01)............................   2003        0.772           0.954                 100,091
                                                               2002        0.943           0.772                  82,395
                                                               2001        1.000           0.943                  14,712

   Equity Index Portfolio -- Class II Shares (3/99).........   2003        0.682           0.864               1,719,505
                                                               2002        0.886           0.682               1,579,821
                                                               2001        1.019           0.886               1,055,882
                                                               2000        1.133           1.019                 842,129
                                                               1999        1.000           1.133                 207,054

   Fundamental Value Portfolio (5/01).......................   2003        0.722           0.992                 637,061
                                                               2002        0.924           0.722                 486,577
                                                               2001        1.000           0.924                 106,535

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/01)..............   2003        0.891           1.005                 123,022
                                                               2002        0.962           0.891                  83,565
                                                               2001        1.000           0.962                      --

   Mid Cap Growth Portfolio -- Service Shares (8/01)........   2003        0.551           0.736                      --
                                                               2002        0.772           0.551                      --
                                                               2001        1.000           0.772                      --

   Worldwide Growth Portfolio --
   Service Shares (5/00)....................................   2003        0.453           0.556                 319,311
                                                               2002        0.615           0.453                 382,579
                                                               2001        0.801           0.615                 441,531
                                                               2000        1.000           0.801                 424,750


PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (6/01)....   2003        1.144           1.192                 385,107
                                                               2002        1.057           1.144                 388,046
                                                               2001        1.000           1.057                  42,621

Putnam Variable Trust
   Putnam VT Discovery Growth Fund --
   Class IB Shares (12/01)..................................   2003        0.564           0.739                  11,671
                                                               2002        0.808           0.564                  11,671
                                                               2001        1.000           0.808                      --

   Putnam VT International Equity Fund --
   Class IB Shares (5/01)...................................   2003        0.703           0.897                  88,330
                                                               2002        0.861           0.703                  89,130
                                                               2001        1.000           0.861                  36,530

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Putnam VT Small Cap Value Fund --
   Class IB Shares (6/01)...................................   2003        0.886           1.315                 173,137
                                                               2002        1.093           0.886                 235,414
                                                               2001        1.000           1.093                   1,734

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/99)...........................   2003        1.077           1.486                 357,262
                                                               2002        1.449           1.077                 340,827
                                                               2001        1.433           1.449                 172,311
                                                               2000        1.222           1.433                  70,934
                                                               1999        1.000           1.222                  13,279

   Investors Fund -- Class I (3/99).........................   2003        0.903           1.185                 151,723
                                                               2002        1.183           0.903                 140,603
                                                               2001        1.244           1.183                 102,276
                                                               2000        1.088           1.244                  20,655
                                                               1999        1.000           1.088                   5,119

   Small Cap Growth Fund -- Class I (6/01)..................   2003        0.631           0.932                      --
                                                               2002        0.974           0.631                      --
                                                               2001        1.000           0.974                     997

   Total Return Fund -- Class I (3/99)......................   2003        0.975           1.121                  13,990
                                                               2002        1.055           0.975                  10,605
                                                               2001        1.072           1.055                   7,423
                                                               2000        1.002           1.072                   5,470
                                                               1999        1.000           1.002                      --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01).............   2003        0.659           0.807                  20,096
                                                               2002        0.897           0.659                  20,096
                                                               2001        1.000           0.897                  20,096

   Smith Barney Premier Selections All Cap
   Growth Portfolio (6/01)..................................   2003        0.652           0.869                      --
                                                               2002        0.898           0.652                      --
                                                               2001        1.000           0.898                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (7/99)....................   2003        0.739           1.014                   9,511
                                                               2002        0.969           0.739                   9,511
                                                               2001        0.938           0.969                   6,351
                                                               2000        0.877           0.938                   6,351
                                                               1999        1.000           0.877                   6,351

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (6/99)...............   2003        1.060           1.406                 298,395
                                                               2002        1.247           1.060                 244,570
                                                               2001        1.310           1.247                 156,409
                                                               2000        1.132           1.310                  87,378
                                                               1999        1.000           1.132                      --

   Equity Income Portfolio (3/99)...........................   2003        0.874           1.137               1,133,992
                                                               2002        1.024           0.874               1,011,873
                                                               2001        1.105           1.024                 343,935
                                                               2000        1.021           1.105                 212,588
                                                               1999        1.000           1.021                 216,322

   Federated Stock Portfolio (4/99).........................   2003        0.802           1.015                  60,043
                                                               2002        1.002           0.802                  52,941
                                                               2001        0.993           1.002                  24,072
                                                               2000        0.965           0.993                   4,126
                                                               1999        1.000           0.965                      --

   Large Cap Portfolio (3/99)...............................   2003        0.652           0.807                 524,562
                                                               2002        0.851           0.652                 448,487
                                                               2001        1.038           0.851                 409,069
                                                               2000        1.224           1.038                 334,348
                                                               1999        1.000           1.224                 247,021

   Lazard International Stock Portfolio (4/99)..............   2003        0.663           0.846                  57,438
                                                               2002        0.768           0.663                  39,307
                                                               2001        1.049           0.768                  43,074
                                                               2000        1.194           1.049                  43,159
                                                               1999        1.000           1.194                  13,922

   Merrill Lynch Large Cap Core Portfolio (3/99)............   2003        0.649           0.780                  15,265
                                                               2002        0.874           0.649                  16,447

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Merrill Lynch Large Cap Core Portfolio (continued).......   2001        1.136           0.874                  17,029
                                                               2000        1.213           1.136                  80,150
                                                               1999        1.000           1.213                      --

   MFS Emerging Growth Portfolio (8/01).....................   2003        0.531           0.681                      --
                                                               2002        0.814           0.531                      --
                                                               2001        1.000           0.814                      --

   MFS Mid Cap Growth Portfolio (5/99)......................   2003        0.668           0.909                 256,356
                                                               2002        1.317           0.668                 249,539
                                                               2001        1.739           1.317                 238,188
                                                               2000        1.603           1.739                 201,277
                                                               1999        1.000           1.603                  22,378

   Pioneer Fund Portfolio (5/99)............................   2003        0.625           0.768                 139,015
                                                               2002        0.903           0.625                 177,705
                                                               2001        1.183           0.903                 175,971
                                                               2000        0.959           1.183                 136,065
                                                               1999        1.000           0.959                  52,624

   Social Awareness Stock Portfolio (3/99)..................   2003        0.686           0.877                 190,338
                                                               2002        0.921           0.686                 205,434
                                                               2001        1.100           0.921                 252,885
                                                               2000        1.115           1.100                 338,770
                                                               1999        1.000           1.115                 204,232

   Travelers Quality Bond Portfolio (3/99)..................   2003        1.186           1.259                 336,903
                                                               2002        1.130           1.186                 324,873
                                                               2001        1.063           1.130                 229,303
                                                               2000        1.002           1.063                  89,190
                                                               1999        1.000           1.002                  30,445

   U.S. Government Securities Portfolio (3/99)..............   2003        1.301           1.326                 641,656
                                                               2002        1.154           1.301                 674,168
                                                               2001        1.099           1.154                 329,688
                                                               2000        0.968           1.099                 147,364
                                                               1999        1.000           0.968                  81,239

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/01)...............   2003        0.654           0.840                  35,106
                                                               2002        0.867           0.654                  38,688
                                                               2001        1.000           0.867                      --

   MFS Total Return Portfolio (4/99)........................   2003        1.073           1.240               1,112,494
                                                               2002        1.141           1.073                 994,730
                                                               2001        1.150           1.141                 458,197
                                                               2000        0.994           1.150                 177,102
                                                               1999        1.000           0.994                  56,338

   Pioneer Strategic Income Portfolio (6/99)................   2003        1.084           1.285                  37,669
                                                               2002        1.032           1.084                  29,999
                                                               2001        0.998           1.032                  17,469
                                                               2000        1.010           0.998                      --
                                                               1999        1.000           1.010                      --

   SB Adjustable Rate Income Portfolio --
   Class I Shares (10/03)...................................   2003        1.000           1.001                  12,265

   Smith Barney Aggressive Growth Portfolio (5/01)..........   2003        0.634           0.846                 829,147
                                                               2002        0.949           0.634                 372,023
                                                               2001        1.000           0.949                 148,073

   Smith Barney High Income Portfolio (5/99)................   2003        0.842           1.065                  20,424
                                                               2002        0.877           0.842                  17,421
                                                               2001        0.918           0.877                  26,499
                                                               2000        1.007           0.918                  12,407
                                                               1999        1.000           1.007                      --

   Smith Barney International All Cap
   Growth Portfolio (3/99)..................................   2003        0.597           0.755                 182,229
                                                               2002        0.810           0.597                 184,371
                                                               2001        1.186           0.810                 202,204
                                                               2000        1.569           1.186                  76,324
                                                               1999        1.000           1.569                  33,821

   Smith Barney Large Capitalization
   Growth Portfolio (3/99)..................................   2003        0.677           0.991                 414,434
                                                               2002        0.907           0.677                 335,753

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Smith Barney Large Capitalization Growth
   Portfolio (continued)....................................   2001        1.045           0.907                 323,325
                                                               2000        1.132           1.045                 265,016
                                                               1999        1.000           1.132                 100,647

   Strategic Equity Portfolio (3/99)........................   2003        0.598           0.787                 861,404
                                                               2002        0.908           0.598                 907,697
                                                               2001        1.057           0.908               1,013,052
                                                               2000        1.303           1.057                 787,876
                                                               1999        1.000           1.303                 274,568

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (8/03).............   2003        1.000           1.257                  15,449

   Emerging Growth Portfolio -- Class II Shares (1/02)......   2003        0.546           0.688                      --
                                                               2002        0.817           0.546                      --
                                                               2001        1.000           0.817                      --

   Enterprise Portfolio -- Class II Shares (10/01)..........   2003        0.637           0.794                      --
                                                               2002        0.911           0.637                      --
                                                               2001        1.000           0.911                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth
   Opportunities Portfolio (5/01)...........................   2003        0.700           0.986                      --
                                                               2002        0.949           0.700                      --
                                                               2001        1.000           0.949                      --

Variable Insurance Products Fund II
   Asset Manager Portfolio -- Service Class 2 (6/00)........   2003        0.813           0.949                 262,244
                                                               2002        0.900           0.813                 227,798
                                                               2001        0.949           0.900                 178,530
                                                               2000        1.000           0.949                 133,640

   Contrafund(R) Portfolio -- Service Class 2 (9/01)........   2003        0.852           1.083                 244,184
                                                               2002        0.950           0.852                 208,513
                                                               2001        1.000           0.950                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio --
   Service Class 2 (5/01)...................................   2003        0.776           0.962                   5,993
                                                               2002        0.846           0.776                   5,993
                                                               2001        1.000           0.846                      --

   Mid Cap Portfolio -- Service Class 2 (7/01)..............   2003        0.921           1.264                 103,818
                                                               2002        1.032           0.921                 100,887
                                                               2001        1.000           1.032                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

            SEPARATE ACCOUNT CHARGES 1.25%, PLUS 1.40% FLOOR BENEFIT

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (3/99).........   2003        0.636           0.791                      --
                                                               2002        0.841           0.636                      --
                                                               2001        0.986           0.841                      --
                                                               2000        1.117           0.986                      --
                                                               1999        1.000           1.117                      --


                                      NOTES

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund -- Class IB Shares changed its name to Putnam VT Discovery Growth Fund -- Class IB Shares.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio -- Service Shares changed its name to Mid Cap Growth Portfolio -- Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective July 1, 2003: The Travelers Series Fund Inc.: Putnam Diversified Income Portfolio changed its name to Pioneer Strategic Income Portfolio

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Small Cap Portfolio -- Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio -- Initial Shares.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Appreciation Portfolio -- Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio -- Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Putnam Variable Trust: Putnam VT Discovery Growth Funds -- Class IB Share is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Strong Variable Insurance Funds, Inc.: Strong Multi Cap Value Fund II is no longer available to new contract owners.

                                   APPENDIX C

--------------------------------------------------------------------------------

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
                      NOT AVAILABLE UNDER SECTION 457 PLANS
         NOT AVAILABLE IF OWNER IS AGE 71 OR OLDER ON THE CONTRACT DATE.
       PLEASE REFER TO YOUR CONTRACT FOR STATE VARIATIONS OF THIS WAIVER.

If, after the first Contract Year and before the Maturity Date, the Annuitant begins confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty
(60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

       (a) is Medicare approved as a provider of skilled nursing care services; and

       (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.

                                       OR

Meets all of the following standards:

       (a) is licensed as a nursing care facility by the state in which it is licensed;

       (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

       (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

       (d) provides, as a primary function, nursing care and room and board; and charges for these services;

       (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

       (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

       (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next Valuation Date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payments made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX D

--------------------------------------------------------------------------------

                             MARKET VALUE ADJUSTMENT

If you have selected any period certain option, you may elect to surrender a payment equal to a portion of the present value of the remaining period certain payments any time after the first Contract Year. There is a surrender charge of 5% of the amount withdrawn under this option.

For fixed Annuity Payments, we calculate the present value of the remaining period certain payments using a current interest rate. The current interest rate is the then current annual rate of return offered by Us on a new Fixed Annuity Period Certain Only annuitizations for the amount of time remaining in the certain period. If the period of time remaining is less that the minimum length of time for which we offer a new Fixed Annuity Period Certain Only annuitization, then the interest rate will be the rate of return for that minimum length of time.

The formula for calculating the Present Value is as follows:

                                        N

               Present Value = [sigma] [Payments X (1/1 + iC)t/365

                                      s = 1

Where

    iC = the interest rate described above

    n = the number of payments remaining in the Contract Owner's certain period at the time of request for this benefit

    t = number of days remaining until that payment is made, adjusting for leap years.

If you request a percentage of the total amount available, then the remaining period certain payments will be reduced by that percentage for the remainder of the certain period. After the certain period expires, any remaining payments, if applicable, will increase to the level they would have been had no liquidation taken place.

                                  ILLUSTRATION:

Amount Annuitized                 $12,589.80
Annuity Option                    Life with 10 year certain period
Annuity Payments                  $1,000 Annually -- first payment immediately

For the purposes of illustration, assume after two years (immediately preceding the third payment), you choose to receive full liquidity, and the current rate of return that we are then crediting for 8 year fixed Period Certain Only Annuitizations is 4.00%. The total amount available for liquidity is calculated as follows:

1000 + (1000/1.04) + (1000/1.04)^2 + (1000/1.04)^3 + (1000/1.04)^4 +
(1000/1.04)^5 + (1000/1.04)^6 + (1000/1.04)^7 = $7002.06

The surrender penalty is calculated as 5% of $7,002.06, or $350.10.

The net result to you after subtraction of the surrender penalty of $350.10 would be $6,651.96.

You would receive no more payments for 8 years. After 8 years, if you are still living, you will receive $1,000 annually until your death.

                                   APPENDIX E

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                    The Insurance Company
                    Principal Underwriter
                    Distribution and Principal Underwriting Agreement Valuation of Assets
                    Federal Tax Considerations
                    Independent Accountants
                    Condensed Financial Information
                    Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
The Travelers Insurance Company, Annuity Investor Services, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21256S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21257S.

Name:
          ------------------------------------------------------
Address:
          ------------------------------------------------------

          ------------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK.

L-21256                                                              May 3, 2004

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                          TRAVELERS RETIREMENT ACCOUNT

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                   MAY 3, 2004

                                       FOR

            THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES

                                    ISSUED BY

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 3, 2004. A copy of the Prospectus may be obtained by writing to The Travelers Life and Annuity Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.





                                TABLE OF CONTENTS

THE INSURANCE COMPANY.......................................................   2
PRINCIPAL UNDERWRITER.......................................................   2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT...........................   2
VALUATION OF ASSETS.........................................................   2
FEDERAL TAX CONSIDERATIONS..................................................   3
INDEPENDENT AUDITORS........................................................   7
CONDENSED FINANCIAL INFORMATION.............................................   8
FINANCIAL STATEMENTS........................................................ F-1

                              THE INSURANCE COMPANY

The Travelers Life and Annuity Company (the "Company") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states (except New York) and the District of Columbia and Puerto Rico. The Company's Home Office is located at One Cityplace Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of The Travelers Insurance Company, an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate and Investment Bank, Global Investment Management and Private Banking, and Investment Activities segments.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Travelers Separate Account Six for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

---------------------- ---------------------------- ----------------------------
                         UNDERWRITING COMMISSIONS            AMOUNT OF
                              PAID TO TDLLC           UNDERWRITING COMMISSIONS
YEAR                          BY THE COMPANY             RETAINED BY TDLLC
---------------------- ---------------------------- ----------------------------

2003                             $121,903                      $0
---------------------- ---------------------------- ----------------------------

2002                             $103,960                      $0
---------------------- ---------------------------- ----------------------------

2001                             $124,215                      $0
---------------------- ---------------------------- ----------------------------


                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

          (a) = investment income plus capital gains and losses (whether realized or unrealized);

          (b) = any deduction for applicable taxes (presently zero); and

          (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income.

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($41,500 for 2004). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($11,000 in 2002, $12,000 in 2003, etc.)

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

                   (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

                   (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

                   (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

                   (d)    the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.


                              INDEPENDENT AUDITORS

The financial statements and schedules of The Travelers Life and Annuity Company as of December 31, 2003 and 2002, and for each of the years in the three-year period ended December 31, 2003, included herein, and the financial statements of The Travelers Separate Account Six for Variable Annuities as of December 31, 2003, and for each of the years in the two-year period ended December 31, 2003, also included herein, have been included in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports covering the December 31, 2003, financial statements and schedules of The Travelers Life and Annuity Company refer to changes in the Company's methods of accounting for goodwill and intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                    TRAVELERS RETIREMENT ACCOUNT (TRA) - TLAC

                      SEPARATE ACCOUNT CHARGES 0.80% 5% AIR

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (5/00)                            2003        0.406           0.503                      --
                                                               2002        0.547           0.406                      --
                                                               2001        0.745           0.547                      --
                                                               2000        1.000           0.745                      --

   High Yield Bond Trust (5/99)                                2003        1.107           1.418                      --
                                                               2002        1.067           1.107                      --
                                                               2001        0.982           1.067                      --
                                                               2000        0.980           0.982                      --
                                                               1999        1.000           0.980                      --

   Managed Assets Trust (3/99)                                 2003        0.918           1.111                      --
                                                               2002        1.013           0.918                      --
                                                               2001        1.076           1.013                      --
                                                               2000        1.102           1.076                      --
                                                               1999        1.000           1.102                      --

   Money Market Portfolio (4/99)                               2003        1.125           1.125                      --
                                                               2002        1.119           1.125                      --
                                                               2001        1.087           1.119                      --
                                                               2000        1.032           1.087                      --
                                                               1999        1.000           1.032                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (7/01)              2003        0.615           0.763                      --
                                                               2002        0.888           0.615                      --
                                                               2001        1.000           0.888                      --

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund - Class I (3/99)           2003        1.251           1.310                      --
                                                               2002        1.157           1.251                      --
                                                               2001        1.092           1.157                      --
                                                               2000        0.979           1.092                      --
                                                               1999        1.000           0.979                      --

   CitiStreet International Stock Fund - Class I (3/99)        2003        0.697           0.899                      --
                                                               2002        0.904           0.697                      --
                                                               2001        1.160           0.904                      --
                                                               2000        1.272           1.160                      --
                                                               1999        1.000           1.272                      --

   CitiStreet Large Company Stock Fund - Class I (3/99)        2003        0.537           0.683                      --
                                                               2002        0.702           0.537                      --
                                                               2001        0.840           0.702                      --
                                                               2000        0.995           0.840                      --
                                                               1999        1.000           0.995                      --



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   CitiStreet Small Company Stock Fund - Class I (3/99)        2003        1.220           1.732                      --
                                                               2002        1.612           1.220                      --
                                                               2001        1.600           1.612                      --
                                                               2000        1.465           1.600                      --
                                                               1999        1.000           1.465                      --

Credit Suisse Trust
   Emerging Markets Portfolio (5/99)                           2003        0.804           1.140                      --
                                                               2002        0.916           0.804                      --
                                                               2001        1.022           0.916                      --
                                                               2000        1.506           1.022                      --
                                                               1999        1.000           1.506                      --
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (7/99)            2003        1.366           1.816                      --
                                                               2002        1.318           1.366                      --
                                                               2001        1.221           1.318                      --
                                                               2000        0.937           1.221                      --
                                                               1999        1.000           0.937                      --

   Delaware VIP Small Cap Value Series - Standard
   Class (4/99)                                                2003        1.208           1.701                      --
                                                               2002        1.289           1.208                      --
                                                               2001        1.162           1.289                      --
                                                               2000        0.991           1.162                      --
                                                               1999        1.000           0.991                      --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (3/99)                                               2003        0.792           0.952                      --
                                                               2002        0.958           0.792                      --
                                                               2001        1.065           0.958                      --
                                                               2000        1.081           1.065                      --
                                                               1999        1.000           1.081                      --

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (4/99)                                               2003        1.041           1.360                      --
                                                               2002        1.298           1.041                      --
                                                               2001        1.394           1.298                      --
                                                               2000        1.240           1.394                      --
                                                               1999        1.000           1.240                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2003        1.000           1.204                      --

Greenwich Street Series Fund
   Appreciation Portfolio (8/01)                               2003        0.772           0.954                      --
                                                               2002        0.943           0.772                      --
                                                               2001        1.000           0.943                      --

   Equity Index Portfolio - Class II Shares (3/99)             2003        0.682           0.864                      --
                                                               2002        0.886           0.682                      --
                                                               2001        1.019           0.886                      --
                                                               2000        1.133           1.019                      --
                                                               1999        1.000           1.133                      --

   Fundamental Value Portfolio (5/01)                          2003        0.722           0.992                      --
                                                               2002        0.924           0.722                      --
                                                               2001        1.000           0.924                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Janus Aspen Series
   Balanced Portfolio - Service Shares (5/01)                  2003        0.891           1.005                      --
                                                               2002        0.962           0.891                      --
                                                               2001        1.000           0.962                      --

   Mid Cap Growth Portfolio - Service Shares (8/01)            2003        0.551           0.736                      --
                                                               2002        0.772           0.551                      --
                                                               2001        1.000           0.772                      --

   Worldwide Growth Portfolio - Service Shares (5/00)          2003        0.453           0.556                      --
                                                               2002        0.615           0.453                      --
                                                               2001        0.801           0.615                      --
                                                               2000        1.000           0.801                      --


PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (6/01)        2003        1.144           1.192                      --
                                                               2002        1.057           1.144                      --
                                                               2001        1.000           1.057                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (12/01)   2003        0.564           0.739                      --
                                                               2002        0.808           0.564                      --
                                                               2001        1.000           0.808                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.703           0.897                      --
                                                               2002        0.861           0.703                      --
                                                               2001        1.000           0.861                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (6/01)     2003        0.886           1.315                      --
                                                               2002        1.093           0.886                      --
                                                               2001        1.000           1.093                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/99)                               2003        1.077           1.486                      --
                                                               2002        1.449           1.077                      --

   All Cap Fund - Class I  (continued)                         2001        1.433           1.449                      --
                                                               2000        1.222           1.433                      --
                                                               1999        1.000           1.222                      --

   Investors Fund - Class I (3/99)                             2003        0.903           1.185                      --
                                                               2002        1.183           0.903                      --
                                                               2001        1.244           1.183                      --
                                                               2000        1.088           1.244                      --
                                                               1999        1.000           1.088                      --

   Small Cap Growth Fund - Class I (6/01)                      2003        0.631           0.932                      --
                                                               2002        0.974           0.631                      --
                                                               2001        1.000           0.974                      --

   Total Return Fund - Class I (3/99)                          2003        0.975           1.121                      --
                                                               2002        1.055           0.975                      --
                                                               2001        1.072           1.055                      --
                                                               2000        1.002           1.072                      --
                                                               1999        1.000           1.002                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.659           0.807                      --
                                                               2002        0.897           0.659                      --
                                                               2001        1.000           0.897                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (6/01)                                            2003        0.652           0.869                      --
                                                               2002        0.898           0.652                      --
                                                               2001        1.000           0.898                      --

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (7/99)                       2003        0.739           1.014                      --
                                                               2002        0.969           0.739                      --
                                                               2001        0.938           0.969                      --
                                                               2000        0.877           0.938                      --
                                                               1999        1.000           0.877                      --

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (6/99)                  2003        1.060           1.406                      --
                                                               2002        1.247           1.060                      --

   Disciplined Mid Cap Stock Portfolio  (continued)            2001        1.310           1.247                      --
                                                               2000        1.132           1.310                      --
                                                               1999        1.000           1.132                      --

   Equity Income Portfolio (3/99)                              2003        0.874           1.137                      --
                                                               2002        1.024           0.874                      --
                                                               2001        1.105           1.024                      --
                                                               2000        1.021           1.105                      --
                                                               1999        1.000           1.021                      --

   Federated Stock Portfolio (4/99)                            2003        0.802           1.015                      --
                                                               2002        1.002           0.802                      --
                                                               2001        0.993           1.002                      --
                                                               2000        0.965           0.993                      --
                                                               1999        1.000           0.965                      --

   Large Cap Portfolio (3/99)                                  2003        0.652           0.807                      --
                                                               2002        0.851           0.652                      --
                                                               2001        1.038           0.851                      --
                                                               2000        1.224           1.038                      --
                                                               1999        1.000           1.224                      --

   Lazard International Stock Portfolio (4/99)                 2003        0.663           0.846                      --
                                                               2002        0.768           0.663                      --
                                                               2001        1.049           0.768                      --
                                                               2000        1.194           1.049                      --
                                                               1999        1.000           1.194                      --

   Merrill Lynch Large Cap Core Portfolio (3/99)               2003        0.649           0.780                      --
                                                               2002        0.874           0.649                      --
                                                               2001        1.136           0.874                      --
                                                               2000        1.213           1.136                      --
                                                               1999        1.000           1.213                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   MFS Emerging Growth Portfolio (8/01)                        2003        0.531           0.681                      --
                                                               2002        0.814           0.531                      --
                                                               2001        1.000           0.814                      --

   MFS Mid Cap Growth Portfolio (5/99)                         2003        0.668           0.909                      --
                                                               2002        1.317           0.668                      --

   MFS Mid Cap Growth Portfolio  (continued)                   2001        1.739           1.317                      --
                                                               2000        1.603           1.739                      --
                                                               1999        1.000           1.603                      --

   Pioneer Fund Portfolio (5/99)                               2003        0.625           0.768                      --
                                                               2002        0.903           0.625                      --
                                                               2001        1.183           0.903                      --
                                                               2000        0.959           1.183                      --
                                                               1999        1.000           0.959                      --

   Social Awareness Stock Portfolio (3/99)                     2003        0.686           0.877                      --
                                                               2002        0.921           0.686                      --
                                                               2001        1.100           0.921                      --
                                                               2000        1.115           1.100                      --
                                                               1999        1.000           1.115                      --

   Travelers Quality Bond Portfolio (3/99)                     2003        1.186           1.259                      --
                                                               2002        1.130           1.186                      --
                                                               2001        1.063           1.130                      --
                                                               2000        1.002           1.063                      --
                                                               1999        1.000           1.002                      --

   U.S. Government Securities Portfolio (3/99)                 2003        1.301           1.326                      --
                                                               2002        1.154           1.301                      --
                                                               2001        1.099           1.154                      --
                                                               2000        0.968           1.099                      --
                                                               1999        1.000           0.968                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/01)                  2003        0.654           0.840                      --
                                                               2002        0.867           0.654                      --
                                                               2001        1.000           0.867                      --

   MFS Total Return Portfolio (4/99)                           2003        1.073           1.240                      --
                                                               2002        1.141           1.073                      --
                                                               2001        1.150           1.141                      --
                                                               2000        0.994           1.150                      --
                                                               1999        1.000           0.994                      --

   Pioneer Strategic Income Portfolio (6/99)                   2003        1.084           1.285                      --
                                                               2002        1.032           1.084                      --
                                                               2001        0.998           1.032                      --
                                                               2000        1.010           0.998                      --
                                                               1999        1.000           1.010                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (10/03)                                              2003        1.000           1.001                      --

   Smith Barney Aggressive Growth Portfolio (5/01)             2003        0.634           0.846                      --
                                                               2002        0.949           0.634                      --
                                                               2001        1.000           0.949                      --

   Smith Barney High Income Portfolio (5/99)                   2003        0.842           1.065                      --
                                                               2002        0.877           0.842                      --
                                                               2001        0.918           0.877                      --
                                                               2000        1.007           0.918                      --
                                                               1999        1.000           1.007                      --

   Smith Barney International All Cap Growth
   Portfolio (3/99)                                            2003        0.597           0.755                      --
                                                               2002        0.810           0.597                      --
                                                               2001        1.186           0.810                      --
                                                               2000        1.569           1.186                      --
                                                               1999        1.000           1.569                      --

   Smith Barney Large Capitalization Growth Portfolio (3/99)   2003        0.677           0.991                      --
                                                               2002        0.907           0.677                      --
                                                               2001        1.045           0.907                      --
                                                               2000        1.132           1.045                      --
                                                               1999        1.000           1.132                      --

   Strategic Equity Portfolio (3/99)                           2003        0.598           0.787                      --
                                                               2002        0.908           0.598                      --
                                                               2001        1.057           0.908                      --
                                                               2000        1.303           1.057                      --
                                                               1999        1.000           1.303                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (8/03)                 2003        1.000           1.257                      --

   Emerging Growth Portfolio - Class II Shares (1/02)          2003        0.546           0.688                      --
                                                               2002        0.817           0.546                      --
                                                               2001        1.000           0.817                      --

   Enterprise Portfolio - Class II Shares (10/01)              2003        0.637           0.794                      --
                                                               2002        0.911           0.637                      --
                                                               2001        1.000           0.911                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.700           0.986                      --
                                                               2002        0.949           0.700                      --
                                                               2001        1.000           0.949                      --

Variable Insurance Products Fund II
   Asset Manager Portfolio - Service Class 2 (6/00)            2003        0.813           0.949                      --
                                                               2002        0.900           0.813                      --
                                                               2001        0.949           0.900                      --
                                                               2000        1.000           0.949                      --

   Contrafund(R) Portfolio - Service Class 2 (9/01)            2003        0.852           1.083                      --
                                                               2002        0.950           0.852                      --
                                                               2001        1.000           0.950                      --


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2003        0.776           0.962                      --
                                                               2002        0.846           0.776                      --
                                                               2001        1.000           0.846                      --

   Mid Cap Portfolio - Service Class 2 (7/01)                  2003        0.921           1.264                      --
                                                               2002        1.032           0.921                      --
                                                               2001        1.000           1.032                      --


                    TRAVELERS RETIREMENT ACCOUNT (TRA) - TLAC

                      SEPARATE ACCOUNT CHARGES 0.80% 25 FL

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
The Travelers Series Trust
   Travelers Quality Bond Portfolio (3/99)                     2003        1.175           1.244                      --
                                                               2002        1.122           1.175                      --
                                                               2001        1.058           1.122                      --
                                                               2000        1.000           1.058                      --
                                                               1999        1.000           1.000                      --

   U.S. Government Securities Portfolio (3/99)                 2003        1.289           1.310                      --
                                                               2002        1.146           1.289                      --
                                                               2001        1.094           1.146                      --
                                                               2000        0.966           1.094                      --
                                                               1999        1.000           0.966                      --


                    TRAVELERS RETIREMENT ACCOUNT (TRA) - TLAC

                      SEPARATE ACCOUNT CHARGES 0.80% 43 FL

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
The Travelers Series Trust
   Travelers Quality Bond Portfolio (3/99)                     2003        1.167           1.233                      --
                                                               2002        1.117           1.167                      --
                                                               2001        1.055           1.117                      --
                                                               2000        0.999           1.055                      --
                                                               1999        1.000           0.999                      --

   U.S. Government Securities Portfolio (3/99)                 2003        1.280           1.299                      --
                                                               2002        1.140           1.280                      --
                                                               2001        1.091           1.140                      --
                                                               2000        0.965           1.091                      --
                                                               1999        1.000           0.965                      --


                    TRAVELERS RETIREMENT ACCOUNT (TRA) - TLAC

                      SEPARATE ACCOUNT CHARGES 0.80% 62 FL

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (3/99)             2003        0.666           0.839                  15,472
                                                               2002        0.871           0.666                  16,623
                                                               2001        1.008           0.871                  17,808
                                                               2000        1.127           1.008                  22,462
                                                               1999        1.000           1.127                      --

                    TRAVELERS RETIREMENT ACCOUNT (TRA) - TLAC

                      SEPARATE ACCOUNT CHARGES 0.80% 110 FL

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (3/99)             2003        0.654           0.820                      --
                                                               2002        0.859           0.654                      --
                                                               2001        0.999           0.859                      --
                                                               2000        1.123           0.999                      --
                                                               1999        1.000           1.123                      --


                    TRAVELERS RETIREMENT ACCOUNT (TRA) - TLAC

                      SEPARATE ACCOUNT CHARGES 1.25% 3% AIR

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (5/00)                            2003        0.401           0.495              21,432,338
                                                               2002        0.542           0.401              22,659,093
                                                               2001        0.743           0.542              23,468,703
                                                               2000        1.000           0.743              18,629,244

   High Yield Bond Trust (5/99)                                2003        1.089           1.389               4,863,739
                                                               2002        1.054           1.089               4,108,977
                                                               2001        0.974           1.054               3,091,010
                                                               2000        0.977           0.974               2,504,885
                                                               1999        1.000           0.977                 879,832

   Managed Assets Trust (3/99)                                 2003        0.903           1.088              18,510,619
                                                               2002        1.000           0.903              17,701,490
                                                               2001        1.000           1.000              18,901,460
                                                               2001        1.067           1.000                      --
                                                               2000        1.098           1.067              17,098,984

   Money Market Portfolio (4/99)                               2003        1.107           1.101              14,391,148
                                                               2002        1.105           1.107              19,138,733
                                                               2001        1.078           1.105              16,519,464
                                                               2000        1.028           1.078              12,443,637
                                                               1999        1.000           1.028               5,359,933

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (7/01)              2003        0.610           0.754                 221,312
                                                               2002        0.886           0.610                 222,446
                                                               2001        1.000           0.886                 102,789

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund - Class I (3/99)           2003        1.230           1.282              55,700,887
                                                               2002        1.143           1.230              55,075,081
                                                               2001        1.083           1.143              41,752,556
                                                               2000        0.976           1.083              13,300,853
                                                               1999        1.000           0.976               3,629,750


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------

   CitiStreet International Stock Fund - Class I (3/99)        2003        0.685           0.880              36,390,928
                                                               2002        0.893           0.685              34,603,237
                                                               2001        1.151           0.893              24,386,543
                                                               2000        1.267           1.151              12,244,917
                                                               1999        1.000           1.267               3,413,512

   CitiStreet Large Company Stock Fund - Class I (3/99)        2003        0.528           0.668              73,000,402
                                                               2002        0.693           0.528              62,427,499
                                                               2001        0.833           0.693              42,480,505
                                                               2000        0.992           0.833              22,805,100
                                                               1999        1.000           0.992               5,697,520

   CitiStreet Small Company Stock Fund - Class I (3/99)        2003        1.199           1.695              15,965,548
                                                               2002        1.592           1.199              13,461,238
                                                               2001        1.587           1.592              10,561,096
                                                               2000        1.460           1.587               9,235,726
                                                               1999        1.000           1.460               2,542,636

Credit Suisse Trust
   Emerging Markets Portfolio (5/99)                           2003        0.791           1.116               1,320,224
                                                               2002        0.906           0.791               1,367,461
                                                               2001        1.015           0.906               1,261,396
                                                               2000        1.502           1.015               1,387,952
                                                               1999        1.000           1.502                 563,587

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (7/99)            2003        1.345           1.780               1,886,837
                                                               2002        1.303           1.345               1,701,926
                                                               2001        1.213           1.303                 568,575
                                                               2000        0.935           1.213                 284,819
                                                               1999        1.000           0.935                  22,639

   Delaware VIP Small Cap Value Series - Standard
   Class (4/99)                                                2003        1.188           1.665               2,520,879
                                                               2002        1.274           1.188               2,275,312
                                                               2001        1.153           1.274               1,023,318
                                                               2000        0.988           1.153                 319,706
                                                               1999        1.000           0.988                 184,589

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (3/99)                                               2003        0.778           0.931               4,997,871
                                                               2002        0.946           0.778               5,185,802
                                                               2001        1.057           0.946               5,446,028
                                                               2000        1.077           1.057               4,996,243
                                                               1999        1.000           1.077               2,447,252

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (4/99)                                               2003        1.024           1.332               7,588,481
                                                               2002        1.282           1.024               7,605,604
                                                               2001        1.383           1.282               7,164,578
                                                               2000        1.236           1.383               5,489,701
                                                               1999        1.000           1.236               1,060,068

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2003        1.000           1.200                   7,732

Greenwich Street Series Fund
   Appreciation Portfolio (8/01)                               2003        0.766           0.942               2,700,590
                                                               2002        0.941           0.766               1,764,167
                                                               2001        1.000           0.941                 159,167

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Equity Index Portfolio - Class II Shares (3/99)             2003        0.671           0.846              21,224,167
                                                               2002        0.875           0.671              19,946,906
                                                               2001        1.011           0.875              18,876,693
                                                               2000        1.129           1.011              15,972,202
                                                               1999        1.000           1.129               5,953,238

   Fundamental Value Portfolio (5/01)                          2003        0.716           0.981               8,237,997
                                                               2002        0.921           0.716               7,006,816
                                                               2001        1.000           0.921               2,671,191

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/01)                  2003        0.884           0.993               1,458,079
                                                               2002        0.960           0.884               1,287,096
                                                               2001        1.000           0.960                 288,529

   Mid Cap Growth Portfolio - Service Shares (8/01)            2003        0.546           0.727                 128,580
                                                               2002        0.770           0.546                  85,735
                                                               2001        1.000           0.770                  76,227

   Worldwide Growth Portfolio - Service Shares (5/00)          2003        0.448           0.547               9,939,636
                                                               2002        0.610           0.448              10,635,257
                                                               2001        0.799           0.610              10,487,343
                                                               2000        1.000           0.799               8,681,668


PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (6/01)        2003        1.135           1.178               5,474,030
                                                               2002        1.054           1.135               4,516,791
                                                               2001        1.000           1.054                 218,805

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (12/01)   2003        0.560           0.730                  87,768
                                                               2002        0.806           0.560                 100,451
                                                               2001        1.000           0.806                     417

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.698           0.886                 862,671
                                                               2002        0.858           0.698                 689,548
                                                               2001        1.000           0.858                  98,472

   Putnam VT Small Cap Value Fund - Class IB Shares (6/01)     2003        0.879           1.300               2,130,413
                                                               2002        1.090           0.879               1,954,682
                                                               2001        1.000           1.090                 389,214

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/99)                               2003        1.059           1.454               7,991,433
                                                               2002        1.431           1.059               7,710,523
                                                               2001        1.422           1.431               6,509,733
                                                               2000        1.218           1.422               3,944,667
                                                               1999        1.000           1.218               1,398,956

   Investors Fund - Class I (3/99)                             2003        0.888           1.160               3,212,108
                                                               2002        1.168           0.888               3,254,316
                                                               2001        1.234           1.168               3,125,888
                                                               2000        1.084           1.234               1,626,667
                                                               1999        1.000           1.084                 665,635

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Small Cap Growth Fund - Class I (6/01)                      2003        0.626           0.920                 419,725
                                                               2002        0.971           0.626                 317,694
                                                               2001        1.000           0.971                 121,505

   Total Return Fund - Class I (3/99)                          2003        0.958           1.097                 533,550
                                                               2002        1.042           0.958                 475,598
                                                               2001        1.064           1.042                 328,271
                                                               2000        0.998           1.064                 216,675
                                                               1999        1.000           0.998                 163,763

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.654           0.797                 248,700
                                                               2002        0.895           0.654                 108,360
                                                               2001        1.000           0.895                  66,387

   Smith Barney Premier Selections All Cap Growth
   Portfolio (6/01)                                            2003        0.647           0.858                  28,134
                                                               2002        0.895           0.647                  14,025
                                                               2001        1.000           0.895                   5,930

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (7/99)                       2003        0.727           0.994                 678,132
                                                               2002        0.958           0.727                 772,740
                                                               2001        0.932           0.958                 487,142
                                                               2000        0.875           0.932                 255,460
                                                               1999        1.000           0.875                 114,839

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (6/99)                  2003        1.043           1.378               4,143,677
                                                               2002        1.233           1.043               4,104,987
                                                               2001        1.301           1.233               3,115,340
                                                               2000        1.129           1.301               1,801,861
                                                               1999        1.000           1.129                 131,236

   Equity Income Portfolio (3/99)                              2003        0.859           1.113              10,063,251
                                                               2002        1.011           0.859               8,843,180
                                                               2001        1.096           1.011               6,878,161
                                                               2000        1.017           1.096               4,760,672
                                                               1999        1.000           1.017               2,462,986

   Federated Stock Portfolio (4/99)                            2003        0.789           0.994               1,305,879
                                                               2002        0.990           0.789               1,334,566
                                                               2001        0.986           0.990                 750,120
                                                               2000        0.962           0.986                 500,956
                                                               1999        1.000           0.962                 342,000

   Large Cap Portfolio (3/99)                                  2003        0.641           0.789               8,803,827
                                                               2002        0.841           0.641               9,099,937
                                                               2001        1.030           0.841               9,336,726
                                                               2000        1.219           1.030               8,737,631
                                                               1999        1.000           1.219               2,827,437

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Lazard International Stock Portfolio (4/99)                 2003        0.652           0.828                 819,351
                                                               2002        0.759           0.652                 676,518
                                                               2001        1.041           0.759                 357,698
                                                               2000        1.190           1.041                 325,277
                                                               1999        1.000           1.190                 118,109

   Merrill Lynch Large Cap Core Portfolio (3/99)               2003        0.638           0.764                 925,010
                                                               2002        0.863           0.638                 906,193
                                                               2001        1.127           0.863               1,244,517
                                                               2000        1.209           1.127               1,184,412
                                                               1999        1.000           1.209                 169,528

   MFS Emerging Growth Portfolio (8/01)                        2003        0.527           0.672                  33,417
                                                               2002        0.812           0.527                  33,417
                                                               2001        1.000           0.812                  10,322

   MFS Mid Cap Growth Portfolio (5/99)                         2003        0.658           0.890               4,626,085
                                                               2002        1.301           0.658               4,763,801
                                                               2001        1.726           1.301               5,526,623
                                                               2000        1.598           1.726               4,877,373
                                                               1999        1.000           1.598                 519,757

   Pioneer Fund Portfolio (5/99)                               2003        0.615           0.752               2,413,382
                                                               2002        0.893           0.615               2,717,974
                                                               2001        1.174           0.893               3,330,826
                                                               2000        0.956           1.174               2,495,494
                                                               1999        1.000           0.956                 426,556

   Social Awareness Stock Portfolio (3/99)                     2003        0.675           0.859               4,114,361
                                                               2002        0.909           0.675               4,204,405
                                                               2001        1.092           0.909               4,662,446
                                                               2000        1.111           1.092               3,740,424
                                                               1999        1.000           1.111               1,692,027

   Travelers Quality Bond Portfolio (3/99)                     2003        1.166           1.232               7,124,797
                                                               2002        1.116           1.166               6,632,682
                                                               2001        1.055           1.116               4,993,526
                                                               2000        0.998           1.055               2,776,420
                                                               1999        1.000           0.998               1,489,904

   U.S. Government Securities Portfolio (3/99)                 2003        1.279           1.298              12,875,470
                                                               2002        1.140           1.279              13,561,473
                                                               2001        1.091           1.140               5,799,178
                                                               2000        0.965           1.091               2,991,693
                                                               1999        1.000           0.965               1,134,380

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/01)                  2003        0.650           0.830                 771,142
                                                               2002        0.864           0.650                 797,904
                                                               2001        1.000           0.864                      --

   MFS Total Return Portfolio (4/99)                           2003        1.055           1.214              12,199,587
                                                               2002        1.127           1.055              11,066,498
                                                               2001        1.142           1.127               6,827,545
                                                               2000        0.991           1.142               3,061,099
                                                               1999        1.000           0.991                 822,665

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Pioneer Strategic Income Portfolio (6/99)                   2003        1.067           1.259                 829,179
                                                               2002        1.020           1.067                 766,337
                                                               2001        0.991           1.020                 471,935
                                                               2000        1.007           0.991                 316,519
                                                               1999        1.000           1.007                 188,752

   SB Adjustable Rate Income Portfolio - Class I
   Shares (10/03)                                              2003        1.000           1.000                  12,295

   Smith Barney Aggressive Growth Portfolio (5/01)             2003        0.629           0.836               9,708,546
                                                               2002        0.946           0.629               6,977,294
                                                               2001        1.000           0.946               3,242,797

   Smith Barney High Income Portfolio (5/99)                   2003        0.828           1.043                 904,827
                                                               2002        0.866           0.828                 398,339
                                                               2001        0.912           0.866                 326,040
                                                               2000        1.004           0.912                 283,761
                                                               1999        1.000           1.004                 174,517

   Smith Barney International All Cap Growth
   Portfolio (3/99)                                            2003        0.587           0.739               2,627,323
                                                               2002        0.800           0.587               2,866,785
                                                               2001        1.177           0.800               3,135,295
                                                               2000        1.563           1.177               3,218,634
                                                               1999        1.000           1.563                 942,437

   Smith Barney Large Capitalization Growth Portfolio (3/99)   2003        0.666           0.970               7,724,150
                                                               2002        0.896           0.666               6,231,231
                                                               2001        1.037           0.896               6,815,572
                                                               2000        1.128           1.037               6,508,869
                                                               1999        1.000           1.128               2,808,440

   Strategic Equity Portfolio (3/99)                           2003        0.588           0.770              12,884,572
                                                               2002        0.897           0.588              13,880,086
                                                               2001        1.048           0.897              15,443,471
                                                               2000        1.298           1.048              14,295,924
                                                               1999        1.000           1.298               4,867,877

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (8/03)                 2003        1.000           1.253                  43,676

   Emerging Growth Portfolio - Class II Shares (1/02)          2003        0.542           0.680                 145,755
                                                               2002        0.815           0.542                 187,292
                                                               2001        1.000           0.815                      --

   Enterprise Portfolio - Class II Shares (10/01)              2003        0.632           0.784                  57,287
                                                               2002        0.909           0.632                  13,084
                                                               2001        1.000           0.909                   4,883

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.695           0.974                 178,822
                                                               2002        0.946           0.695                 114,616
                                                               2001        1.000           0.946                  25,573

Variable Insurance Products Fund II
   Asset Manager Portfolio - Service Class 2 (6/00)            2003        0.803           0.933               4,081,743
                                                               2002        0.894           0.803               3,576,168
                                                               2001        0.947           0.894               1,913,593
                                                               2000        1.000           0.947               1,309,194

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Contrafund(R) Portfolio - Service Class 2 (9/01)            2003        0.845           1.070               1,544,183
                                                               2002        0.947           0.845               1,138,367
                                                               2001        1.000           0.947                  73,969

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2003        0.770           0.950                 161,766
                                                               2002        0.844           0.770                 136,449
                                                               2001        1.000           0.844                      --

   Mid Cap Portfolio - Service Class 2 (7/01)                  2003        0.914           1.249               1,582,278
                                                               2002        1.029           0.914               1,173,002
                                                               2001        1.000           1.029                 115,071


                    TRAVELERS RETIREMENT ACCOUNT (TRA) - TLAC

                      SEPARATE ACCOUNT CHARGES 1.25% 5% AIR

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (5/00)                            2003        0.401           0.495                      --
                                                               2002        0.542           0.401                      --
                                                               2001        0.743           0.542                      --
                                                               2000        1.000           0.743                      --

   High Yield Bond Trust (5/99)                                2003        1.089           1.389                  18,359
                                                               2002        1.054           1.089                  19,894
                                                               2001        0.974           1.054                  21,521
                                                               2000        0.977           0.974                  23,249
                                                               1999        1.000           0.977                      --

   Managed Assets Trust (3/99)                                 2003        0.903           1.088                      --
                                                               2002        1.000           0.903                      --
                                                               2001        1.000           1.000                      --
                                                               2001        1.067           1.000                      --
                                                               2000        1.098           1.067                      --

   Money Market Portfolio (4/99)                               2003        1.107           1.101                   7,225
                                                               2002        1.105           1.107                   7,788
                                                               2001        1.078           1.105                   8,373
                                                               2000        1.028           1.078                      --
                                                               1999        1.000           1.028                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (7/01)              2003        0.610           0.754                      --
                                                               2002        0.886           0.610                      --
                                                               2001        1.000           0.886                      --

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund - Class I (3/99)           2003        1.230           1.282                  35,763
                                                               2002        1.143           1.230                  38,664
                                                               2001        1.083           1.143                  41,627
                                                               2000        0.976           1.083                  22,686
                                                               1999        1.000           0.976                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   CitiStreet International Stock Fund - Class I (3/99)        2003        0.685           0.880                   7,212
                                                               2002        0.893           0.685                   7,775
                                                               2001        1.151           0.893                   8,371
                                                               2000        1.267           1.151                   9,004
                                                               1999        1.000           1.267                      --

   CitiStreet Large Company Stock Fund - Class I (3/99)        2003        0.528           0.668                  14,898
                                                               2002        0.693           0.528                  16,062
                                                               2001        0.833           0.693                  17,293
                                                               2000        0.992           0.833                  18,600
                                                               1999        1.000           0.992                      --

   CitiStreet Small Company Stock Fund - Class I (3/99)        2003        1.199           1.695                   5,812
                                                               2002        1.592           1.199                   6,266
                                                               2001        1.587           1.592                   6,746
                                                               2000        1.460           1.587                   7,256
                                                               1999        1.000           1.460                      --

Credit Suisse Trust
   Emerging Markets Portfolio (5/99)                           2003        0.791           1.116                      --
                                                               2002        0.906           0.791                      --
                                                               2001        1.015           0.906                      --
                                                               2000        1.502           1.015                      --
                                                               1999        1.000           1.502                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (7/99)            2003        1.345           1.780                      --
                                                               2002        1.303           1.345                      --
                                                               2001        1.213           1.303                      --
                                                               2000        0.935           1.213                      --
                                                               1999        1.000           0.935                      --

   Delaware VIP Small Cap Value Series - Standard
   Class (4/99)                                                2003        1.188           1.665                      --
                                                               2002        1.274           1.188                      --
                                                               2001        1.153           1.274                      --
                                                               2000        0.988           1.153                      --
                                                               1999        1.000           0.988                      --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (3/99)                                               2003        0.778           0.931                      --
                                                               2002        0.946           0.778                      --
                                                               2001        1.057           0.946                      --
                                                               2000        1.077           1.057                      --
                                                               1999        1.000           1.077                      --
   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (4/99)                                               2003        1.024           1.332                      --
                                                               2002        1.282           1.024                      --
                                                               2001        1.383           1.282                      --
                                                               2000        1.236           1.383                      --
                                                               1999        1.000           1.236                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2003        1.000           1.200                      --

Greenwich Street Series Fund
   Appreciation Portfolio (8/01)                               2003        0.766           0.942                      --
                                                               2002        0.941           0.766                      --
                                                               2001        1.000           0.941                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Equity Index Portfolio - Class II Shares (3/99)             2003        0.671           0.846                  51,970
                                                               2002        0.875           0.671                  55,452
                                                               2001        1.011           0.875                  59,108
                                                               2000        1.129           1.011                  62,948
                                                               1999        1.000           1.129                      --

   Fundamental Value Portfolio (5/01)                          2003        0.716           0.981                      --
                                                               2002        0.921           0.716                      --
                                                               2001        1.000           0.921                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/01)                  2003        0.884           0.993                      --
                                                               2002        0.960           0.884                      --
                                                               2001        1.000           0.960                      --

   Mid Cap Growth Portfolio - Service Shares (8/01)            2003        0.546           0.727                      --
                                                               2002        0.770           0.546                      --
                                                               2001        1.000           0.770                      --

   Worldwide Growth Portfolio - Service Shares (5/00)          2003        0.448           0.547                      --
                                                               2002        0.610           0.448                      --
                                                               2001        0.799           0.610                      --
                                                               2000        1.000           0.799                      --


PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (6/01)        2003        1.135           1.178                      --
                                                               2002        1.054           1.135                      --
                                                               2001        1.000           1.054                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (12/01)   2003        0.560           0.730                      --
                                                               2002        0.806           0.560                      --
                                                               2001        1.000           0.806                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.698           0.886                      --
                                                               2002        0.858           0.698                      --
                                                               2001        1.000           0.858                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (6/01)     2003        0.879           1.300                      --
                                                               2002        1.090           0.879                      --
                                                               2001        1.000           1.090                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/99)                               2003        1.059           1.454                  29,462
                                                               2002        1.431           1.059                  31,927
                                                               2001        1.422           1.431                  34,537
                                                               2000        1.218           1.422                  37,311
                                                               1999        1.000           1.218                      --

   Investors Fund - Class I (3/99)                             2003        0.888           1.160                      --
                                                               2002        1.168           0.888                      --
                                                               2001        1.234           1.168                      --
                                                               2000        1.084           1.234                      --
                                                               1999        1.000           1.084                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Small Cap Growth Fund - Class I (6/01)                      2003        0.626           0.920                      --
                                                               2002        0.971           0.626                      --
                                                               2001        1.000           0.971                      --

   Total Return Fund - Class I (3/99)                          2003        0.958           1.097                      --
                                                               2002        1.042           0.958                      --
                                                               2001        1.064           1.042                      --
                                                               2000        0.998           1.064                      --
                                                               1999        1.000           0.998                      --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.654           0.797                      --
                                                               2002        0.895           0.654                      --
                                                               2001        1.000           0.895                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (6/01)                                            2003        0.647           0.858                      --
                                                               2002        0.895           0.647                      --
                                                               2001        1.000           0.895                      --

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (7/99)                       2003        0.727           0.994                      --
                                                               2002        0.958           0.727                      --
                                                               2001        0.932           0.958                      --
                                                               2000        0.875           0.932                      --
                                                               1999        1.000           0.875                      --

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (6/99)                  2003        1.043           1.378                      --
                                                               2002        1.233           1.043                      --
                                                               2001        1.301           1.233                      --
                                                               2000        1.129           1.301                      --
                                                               1999        1.000           1.129                      --

   Equity Income Portfolio (3/99)                              2003        0.859           1.113                      --
                                                               2002        1.011           0.859                      --
                                                               2001        1.096           1.011                      --
                                                               2000        1.017           1.096                      --
                                                               1999        1.000           1.017                      --

   Federated Stock Portfolio (4/99)                            2003        0.789           0.994                      --
                                                               2002        0.990           0.789                      --
                                                               2001        0.986           0.990                      --
                                                               2000        0.962           0.986                      --
                                                               1999        1.000           0.962                      --

   Large Cap Portfolio (3/99)                                  2003        0.641           0.789                      --
                                                               2002        0.841           0.641                      --
                                                               2001        1.030           0.841                      --
                                                               2000        1.219           1.030                      --
                                                               1999        1.000           1.219                      --

   Lazard International Stock Portfolio (4/99)                 2003        0.652           0.828                      --
                                                               2002        0.759           0.652                      --
                                                               2001        1.041           0.759                      --
                                                               2000        1.190           1.041                      --
                                                               1999        1.000           1.190                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Merrill Lynch Large Cap Core Portfolio (3/99)               2003        0.638           0.764                      --
                                                               2002        0.863           0.638                      --
                                                               2001        1.127           0.863                      --
                                                               2000        1.209           1.127                      --
                                                               1999        1.000           1.209                      --

   MFS Emerging Growth Portfolio (8/01)                        2003        0.527           0.672                      --
                                                               2002        0.812           0.527                      --
                                                               2001        1.000           0.812                      --

   MFS Mid Cap Growth Portfolio (5/99)                         2003        0.658           0.890                  11,084
                                                               2002        1.301           0.658                  12,011
                                                               2001        1.726           1.301                  12,993
                                                               2000        1.598           1.726                  14,037
                                                               1999        1.000           1.598                      --

   Pioneer Fund Portfolio (5/99)                               2003        0.615           0.752                      --
                                                               2002        0.893           0.615                      --
                                                               2001        1.174           0.893                      --
                                                               2000        0.956           1.174                      --
                                                               1999        1.000           0.956                      --

   Social Awareness Stock Portfolio (3/99)                     2003        0.675           0.859                      --
                                                               2002        0.909           0.675                      --
                                                               2001        1.092           0.909                      --
                                                               2000        1.111           1.092                      --
                                                               1999        1.000           1.111                      --

   Travelers Quality Bond Portfolio (3/99)                     2003        1.166           1.232                  17,944
                                                               2002        1.116           1.166                  19,445
                                                               2001        1.055           1.116                  21,034
                                                               2000        0.998           1.055                  22,724
                                                               1999        1.000           0.998                      --

   U.S. Government Securities Portfolio (3/99)                 2003        1.279           1.298                      --
                                                               2002        1.140           1.279                      --
                                                               2001        1.091           1.140                      --
                                                               2000        0.965           1.091                      --
                                                               1999        1.000           0.965                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/01)                  2003        0.650           0.830                      --
                                                               2002        0.864           0.650                      --
                                                               2001        1.000           0.864                      --

   MFS Total Return Portfolio (4/99)                           2003        1.055           1.214                      --
                                                               2002        1.127           1.055                      --
                                                               2001        1.142           1.127                      --
                                                               2000        0.991           1.142                      --
                                                               1999        1.000           0.991                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Pioneer Strategic Income Portfolio (6/99)                   2003        1.067           1.259                      --
                                                               2002        1.020           1.067                      --
                                                               2001        0.991           1.020                      --
                                                               2000        1.007           0.991                      --
                                                               1999        1.000           1.007                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (10/03)                                              2003        1.000           1.000                      --

   Smith Barney Aggressive Growth Portfolio (5/01)             2003        0.629           0.836                      --
                                                               2002        0.946           0.629                      --
                                                               2001        1.000           0.946                      --

   Smith Barney High Income Portfolio (5/99)                   2003        0.828           1.043                      --
                                                               2002        0.866           0.828                      --
                                                               2001        0.912           0.866                      --
                                                               2000        1.004           0.912                      --
                                                               1999        1.000           1.004                      --

   Smith Barney International All Cap Growth
   Portfolio (3/99)                                            2003        0.587           0.739                      --
                                                               2002        0.800           0.587                      --
                                                               2001        1.177           0.800                      --
                                                               2000        1.563           1.177                      --
                                                               1999        1.000           1.563                      --

   Smith Barney Large Capitalization Growth Portfolio (3/99)   2003        0.666           0.970                  11,536
                                                               2002        0.896           0.666                  12,440
                                                               2001        1.037           0.896                      --
                                                               2000        1.128           1.037                  14,436
                                                               1999        1.000           1.128                      --

   Strategic Equity Portfolio (3/99)                           2003        0.588           0.770                  28,725
                                                               2002        0.897           0.588                  31,017
                                                               2001        1.048           0.897                  33,549
                                                               2000        1.298           1.048                  36,239
                                                               1999        1.000           1.298                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (8/03)                 2003        1.000           1.253                      --

   Emerging Growth Portfolio - Class II Shares (1/02)          2003        0.542           0.680                      --
                                                               2002        0.815           0.542                      --
                                                               2001        1.000           0.815                      --

   Enterprise Portfolio - Class II Shares (10/01)              2003        0.632           0.784                      --
                                                               2002        0.909           0.632                      --
                                                               2001        1.000           0.909                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.695           0.974                      --
                                                               2002        0.946           0.695                      --
                                                               2001        1.000           0.946                      --

Variable Insurance Products Fund II
   Asset Manager Portfolio - Service Class 2 (6/00)            2003        0.803           0.933                      --
                                                               2002        0.894           0.803                      --
                                                               2001        0.947           0.894                      --
                                                               2000        1.000           0.947                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Contrafund(R) Portfolio - Service Class 2 (9/01)            2003        0.845           1.070                      --
                                                               2002        0.947           0.845                      --
                                                               2001        1.000           0.947                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2003        0.770           0.950                      --
                                                               2002        0.844           0.770                      --
                                                               2001        1.000           0.844                      --

   Mid Cap Portfolio - Service Class 2 (7/01)                  2003        0.914           1.249                      --
                                                               2002        1.029           0.914                      --
                                                               2001        1.000           1.029                      --


                    TRAVELERS RETIREMENT ACCOUNT (TRA) - TLAC

                      SEPARATE ACCOUNT CHARGES 1.25% 33 FL

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
The Travelers Series Trust
   Travelers Quality Bond Portfolio (3/99)                     2003        1.152           1.213                      --
                                                               2002        1.106           1.152                      --
                                                               2001        1.049           1.106                      --
                                                               2000        0.996           1.049                      --
                                                               1999        1.000           0.996                      --

   U.S. Government Securities Portfolio (3/99)                 2003        1.263           1.277                      --
                                                               2002        1.129           1.263                      --
                                                               2001        1.084           1.129                      --
                                                               2000        0.962           1.084                      --
                                                               1999        1.000           0.962                      --


                    TRAVELERS RETIREMENT ACCOUNT (TRA) - TLAC

                      SEPARATE ACCOUNT CHARGES 1.25% 53 FL

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
The Travelers Series Trust
   Travelers Quality Bond Portfolio (3/99)                     2003        1.143           1.201                      --
                                                               2002        1.100           1.143                      --
                                                               2001        1.045           1.100                      --
                                                               2000        0.994           1.045                      --
                                                               1999        1.000           0.994                      --

   U.S. Government Securities Portfolio (3/99)                 2003        1.253           1.265                      --
                                                               2002        1.123           1.253                      --
                                                               2001        1.080           1.123                      --
                                                               2000        0.961           1.080                      --
                                                               1999        1.000           0.961                      --

                    TRAVELERS RETIREMENT ACCOUNT (TRA) - TLAC

                      SEPARATE ACCOUNT CHARGES 1.25% 83 FL

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (3/99)             2003        0.650           0.813                      --
                                                               2002        0.855           0.650                      --
                                                               2001        0.996           0.855                      --
                                                               2000        1.122           0.996                      --
                                                               1999        1.000           1.122                      --


                                      NOTES

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund - Class IB Shares changed its name to Putnam VT Discovery Growth Fund - Class IB Shares

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund - Class IB Shares changed its name to Putnam VT International Equity Fund - Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund - Class I changed its name to All Cap Fund - Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio - Service Shares changed its name to Mid Cap Growth Portfolio - Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective July 1, 2003: The Travelers Series Fund Inc.: Putnam Diversified Income Portfolio changed its name to Pioneer Strategic Income Portfolio

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Small Cap Portfolio - Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio - Initial Shares.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Appreciation Portfolio - Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio - Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Putnam Variable Trust: Putnam VT Discovery Growth Funs - Class IB Share is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Strong Variable Insurance Funds, Inc.: Strong Multi Cap Value Fund II is no longer available to new contract owners.

ANNUAL REPORT
DECEMBER 31, 2003

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                       FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT  06103

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                             CAPITAL
                                          APPRECIATION            HIGH YIELD              MANAGED              MONEY MARKET
                                              FUND                BOND TRUST           ASSETS TRUST             PORTFOLIO
                                          ------------           -----------           ------------            ------------
ASSETS:
  Investments at market value:            $11,432,116            $ 7,322,287            $21,212,988            $17,828,809

  Receivables:
    Dividends ................                     --                     --                     --                  4,741
                                          -----------            -----------            -----------            -----------

      Total Assets ...........             11,432,116              7,322,287             21,212,988             17,833,550
                                          -----------            -----------            -----------            -----------


LIABILITIES:
  Payables:
    Insurance charges ........                  1,889                  1,221                  3,537                  2,949
                                          -----------            -----------            -----------            -----------

      Total Liabilities ......                  1,889                  1,221                  3,537                  2,949
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $11,430,227            $ 7,321,066            $21,209,451            $17,830,601
                                          ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                                               CITISTREET
                                            AIM V.I.              CITISTREET            CITISTREET                LARGE
                                            PREMIER              DIVERSIFIED           INTERNATIONAL             COMPANY
                                         EQUITY FUND -           BOND FUND -           STOCK FUND -           STOCK FUND -
                                           SERIES I                CLASS I                CLASS I                CLASS I
                                         -------------           -----------           -------------          ------------
ASSETS:
  Investments at market value:            $   245,883            $75,602,810            $33,844,611            $51,620,436

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........                245,883             75,602,810             33,844,611             51,620,436
                                          -----------            -----------            -----------            -----------


LIABILITIES:
  Payables:
    Insurance charges ........                     37                 12,717                  5,587                  8,574
                                          -----------            -----------            -----------            -----------

      Total Liabilities ......                     37                 12,717                  5,587                  8,574
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $   245,846            $75,590,093            $33,839,024            $51,611,862
                                          ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

    CITISTREET                                    DELAWARE                                                            DREYFUS VIF
      SMALL                                       VIP REIT            DELAWARE VIP            DREYFUS VIF              DEVELOPING
     COMPANY               EMERGING               SERIES -              SMALL CAP             APPRECIATION              LEADERS
   STOCK FUND -             MARKETS               STANDARD            VALUE SERIES -          PORTFOLIO -             PORTFOLIO -
     CLASS I               PORTFOLIO                CLASS             STANDARD CLASS         INITIAL SHARES         INITIAL SHARES
   ------------           -----------            -----------          --------------         --------------         --------------
   $28,534,450            $ 1,526,785            $ 3,872,526            $ 4,499,993            $ 4,971,946            $10,909,461


            --                     --                     --                     --                     --                     --
   -----------            -----------            -----------            -----------            -----------            -----------

    28,534,450              1,526,785              3,872,526              4,499,993              4,971,946             10,909,461
   -----------            -----------            -----------            -----------            -----------            -----------




         4,793                    246                    630                    753                    824                  1,813
   -----------            -----------            -----------            -----------            -----------            -----------

         4,793                    246                    630                    753                    824                  1,813
   -----------            -----------            -----------            -----------            -----------            -----------

   $28,529,657            $ 1,526,539            $ 3,871,896            $ 4,499,240            $ 4,971,122            $10,907,648
   ===========            ===========            ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                          MUTUAL SHARES
                                           SECURITIES                                  EQUITY INDEX
                                              FUND -            APPRECIATION            PORTFOLIO -            FUNDAMENTAL
                                         CLASS 2 SHARES           PORTFOLIO           CLASS II SHARES        VALUE PORTFOLIO
                                         --------------         ------------          ---------------        ---------------
ASSETS:
  Investments at market value:            $    29,856            $ 2,641,118            $19,504,290            $ 8,711,512

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........                 29,856              2,641,118             19,504,290              8,711,512
                                          -----------            -----------            -----------            -----------


LIABILITIES:
  Payables:
    Insurance charges ........                      4                    443                  3,204                  1,434
                                          -----------            -----------            -----------            -----------

      Total Liabilities ......                      4                    443                  3,204                  1,434
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $    29,852            $ 2,640,675            $19,501,086            $ 8,710,078
                                          ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                           PUTNAM VT              PUTNAM VT
                           MID CAP             WORLDWIDE            TOTAL RETURN           DISCOVERY            INTERNATIONAL
    BALANCED               GROWTH                GROWTH              PORTFOLIO -         GROWTH FUND -          EQUITY FUND -
  PORTFOLIO -            PORTFOLIO -          PORTFOLIO -          ADMINISTRATIVE           CLASS IB              CLASS IB
 SERVICE SHARES        SERVICE SHARES        SERVICE SHARES             CLASS                SHARES                SHARES
 --------------        --------------        --------------        --------------        -------------          -------------
   $1,572,225            $   93,531            $5,616,045            $6,907,032            $   72,738            $  843,474


           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

    1,572,225                93,531             5,616,045             6,907,032                72,738               843,474
   ----------            ----------            ----------            ----------            ----------            ----------




          261                    16                   945                 1,157                    11                   137
   ----------            ----------            ----------            ----------            ----------            ----------

          261                    16                   945                 1,157                    11                   137
   ----------            ----------            ----------            ----------            ----------            ----------

   $1,571,964            $   93,515            $5,615,100            $6,905,875            $   72,727            $  843,337
   ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                            PUTNAM VT
                                            SMALL CAP
                                          VALUE FUND -                                                          SMALL CAP
                                            CLASS IB               ALL CAP            INVESTORS FUND -        GROWTH FUND -
                                             SHARES             FUND - CLASS I             CLASS I               CLASS I
                                          ------------          --------------        ----------------        -------------
ASSETS:
  Investments at market value:            $ 2,997,300            $12,195,585            $ 3,907,483            $   386,414

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........              2,997,300             12,195,585              3,907,483                386,414
                                          -----------            -----------            -----------            -----------


LIABILITIES:
  Payables:
    Insurance charges ........                    501                  2,032                    650                     66
                                          -----------            -----------            -----------            -----------

      Total Liabilities ......                    501                  2,032                    650                     66
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $ 2,996,799            $12,193,553            $ 3,906,833            $   386,348
                                          ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                 SMITH BARNEY
                                                   PREMIER
                                                  SELECTIONS
   TOTAL RETURN          SMITH BARNEY              ALL CAP             STRONG MULTI            DISCIPLINED
      FUND -               LARGE CAP                GROWTH               CAP VALUE               MID CAP             EQUITY INCOME
     CLASS I            CORE PORTFOLIO            PORTFOLIO               FUND II            STOCK PORTFOLIO           PORTFOLIO
   ------------         --------------           ------------          ------------          ---------------         -------------
   $   601,181            $   214,522            $    24,151            $   683,626            $ 6,129,913            $12,495,133


            --                     --                     --                     --                     --                     --
   -----------            -----------            -----------            -----------            -----------            -----------

       601,181                214,522                 24,151                683,626              6,129,913             12,495,133
   -----------            -----------            -----------            -----------            -----------            -----------




           102                     36                      4                    116                  1,023                  2,031
   -----------            -----------            -----------            -----------            -----------            -----------

           102                     36                      4                    116                  1,023                  2,031
   -----------            -----------            -----------            -----------            -----------            -----------

   $   601,079            $   214,486            $    24,147            $   683,510            $ 6,128,890            $12,493,102
   ===========            ===========            ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                       LAZARD              MERRILL LYNCH
                                           FEDERATED            LARGE CAP           INTERNATIONAL            LARGE CAP
                                        STOCK PORTFOLIO         PORTFOLIO          STOCK PORTFOLIO        CORE PORTFOLIO
                                        ---------------         ----------         ---------------        --------------
ASSETS:
  Investments at market value:            $1,359,131            $7,373,586            $  727,274            $  718,403

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             1,359,131             7,373,586               727,274               718,403
                                          ----------            ----------            ----------            ----------


LIABILITIES:
  Payables:
    Insurance charges ........                   225                 1,226                   119                   119
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                   225                 1,226                   119                   119
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $1,358,906            $7,372,360            $  727,155            $  718,284
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                                                         U.S.
                            MFS MID                                       SOCIAL                TRAVELERS             GOVERNMENT
  MFS EMERGING            CAP GROWTH               PIONEER               AWARENESS             QUALITY BOND           SECURITIES
GROWTH PORTFOLIO           PORTFOLIO            FUND PORTFOLIO        STOCK PORTFOLIO           PORTFOLIO              PORTFOLIO
----------------          -----------           --------------        ---------------          ------------           -----------
   $    22,474            $ 4,361,120            $ 1,921,905            $ 3,700,220            $ 9,225,364            $17,561,685


            --                     --                     --                     --                     --                     --
   -----------            -----------            -----------            -----------            -----------            -----------

        22,474              4,361,120              1,921,905              3,700,220              9,225,364             17,561,685
   -----------            -----------            -----------            -----------            -----------            -----------




             4                    736                    320                    618                  1,554                  2,971
   -----------            -----------            -----------            -----------            -----------            -----------

             4                    736                    320                    618                  1,554                  2,971
   -----------            -----------            -----------            -----------            -----------            -----------

   $    22,470            $ 4,360,384            $ 1,921,585            $ 3,699,602            $ 9,223,810            $17,558,714
   ===========            ===========            ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                          PIONEER             SB ADJUSTABLE
                                          AIM CAPITAL                                    STRATEGIC             RATE INCOME
                                          APPRECIATION           MFS TOTAL                INCOME               PORTFOLIO -
                                           PORTFOLIO          RETURN PORTFOLIO           PORTFOLIO           CLASS I SHARES
                                          ------------        ----------------          -----------          --------------
ASSETS:
  Investments at market value:            $   669,272            $16,192,439            $ 1,092,796            $    24,572

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........                669,272             16,192,439              1,092,796                 24,572
                                          -----------            -----------            -----------            -----------


LIABILITIES:
  Payables:
    Insurance charges ........                    112                  2,667                    184                      3
                                          -----------            -----------            -----------            -----------

      Total Liabilities ......                    112                  2,667                    184                      3
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $   669,160            $16,189,772            $ 1,092,612            $    24,569
                                          ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                 SMITH BARNEY         SMITH BARNEY
   SMITH BARNEY          SMITH BARNEY            INTERNATIONAL            LARGE                                        COMSTOCK
    AGGRESSIVE            HIGH INCOME           ALL CAP GROWTH        CAPITALIZATION           STRATEGIC              PORTFOLIO -
 GROWTH PORTFOLIO          PORTFOLIO              PORTFOLIO          GROWTH PORTFOLIO       EQUITY PORTFOLIO        CLASS II SHARES
 ----------------        ------------           --------------       ----------------       ----------------        ---------------
   $ 8,818,009            $   965,293            $ 2,078,889            $ 7,914,856            $10,625,494            $    74,148


            --                     --                     --                     --                     --                     --
   -----------            -----------            -----------            -----------            -----------            -----------

     8,818,009                965,293              2,078,889              7,914,856             10,625,494                 74,148
   -----------            -----------            -----------            -----------            -----------            -----------




         1,454                    164                    342                  1,324                  1,766                     11
   -----------            -----------            -----------            -----------            -----------            -----------

         1,454                    164                    342                  1,324                  1,766                     11
   -----------            -----------            -----------            -----------            -----------            -----------

   $ 8,816,555            $   965,129            $ 2,078,547            $ 7,913,532            $10,623,728            $    74,137
   ===========            ===========            ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                    SMITH BARNEY
                                                                ENTERPRISE            SMALL CAP
                                         EMERGING GROWTH        PORTFOLIO -             GROWTH            ASSET MANAGER
                                      PORTFOLIO - CLASS II       CLASS II           OPPORTUNITIES          PORTFOLIO -
                                             SHARES               SHARES              PORTFOLIO          SERVICE CLASS 2
                                      --------------------      -----------         -------------        ---------------
ASSETS:
  Investments at market value:            $   99,084            $   44,937            $  174,188            $4,057,832

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........                99,084                44,937               174,188             4,057,832
                                          ----------            ----------            ----------            ----------


LIABILITIES:
  Payables:
    Insurance charges ........                    17                     7                    30                   677
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                    17                     7                    30                   677
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $   99,067            $   44,930            $  174,158            $4,057,155
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                          DYNAMIC CAPITAL            MID CAP
  CONTRAFUND(R)            APPRECIATION            PORTFOLIO -
   PORTFOLIO -              PORTFOLIO -              SERVICE
 SERVICE CLASS 2          SERVICE CLASS 2            CLASS 2                 COMBINED
 ---------------          ---------------          ------------            ------------
   $  1,917,748            $    159,506            $  2,107,249            $463,039,704


             --                      --                      --                   4,741
   ------------            ------------            ------------            ------------

      1,917,748                 159,506               2,107,249             463,044,445
   ------------            ------------            ------------            ------------




            309                      27                     350                  77,079
   ------------            ------------            ------------            ------------

            309                      27                     350                  77,079
   ------------            ------------            ------------            ------------

   $  1,917,439            $    159,479            $  2,106,899            $462,967,366
   ============            ============            ============            ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                          CAPITAL
                                                       APPRECIATION          HIGH YIELD             MANAGED           MONEY MARKET
                                                            FUND             BOND TRUST          ASSETS TRUST           PORTFOLIO
                                                       ------------          -----------         ------------         ------------
INVESTMENT INCOME:
  Dividends ...................................         $     5,217          $   498,693         $   499,577          $   159,538
                                                        -----------          -----------         -----------          -----------

EXPENSES:
  Insurance charges ...........................             127,233               73,501             227,359              246,411
  Equity protection fees ......................                  --                   --                  --                   --
                                                        -----------          -----------         -----------          -----------

    Total expenses ............................             127,233               73,501             227,359              246,411
                                                        -----------          -----------         -----------          -----------

      Net investment income (loss) ............            (122,016)             425,192             272,218              (86,873)
                                                        -----------          -----------         -----------          -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                  --                   --
    Realized gain (loss) on sale of investments          (1,206,327)              13,643            (496,617)                  --
                                                        -----------          -----------         -----------          -----------

      Realized gain (loss) ....................          (1,206,327)              13,643            (496,617)                  --
                                                        -----------          -----------         -----------          -----------

    Change in unrealized gain (loss)
      on investments ..........................           3,592,429            1,022,264           3,725,896                   --
                                                        -----------          -----------         -----------          -----------


  Net increase (decrease) in net assets
    resulting from operations .................         $ 2,264,086          $ 1,461,099         $ 3,501,497          $   (86,873)
                                                        ===========          ===========         ===========          ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                     CITISTREET            CITISTREET
     AIM V.I.             CITISTREET           CITISTREET               LARGE                SMALL
     PREMIER              DIVERSIFIED         INTERNATIONAL            COMPANY              COMPANY              EMERGING
  EQUITY FUND -           BOND FUND -         STOCK FUND -          STOCK FUND -          STOCK FUND -            MARKETS
     SERIES I               CLASS I             CLASS I                CLASS I              CLASS I              PORTFOLIO
  -------------          ------------         ------------          ------------          ------------          ------------
   $        737          $  3,059,902         $    223,018          $    305,745          $     30,065          $         --
   ------------          ------------         ------------          ------------          ------------          ------------


          1,928               904,815              337,300               518,486               271,472                14,647
             --                    --                   --                    --                    --                    --
   ------------          ------------         ------------          ------------          ------------          ------------

          1,928               904,815              337,300               518,486               271,472                14,647
   ------------          ------------         ------------          ------------          ------------          ------------

         (1,191)            2,155,087             (114,282)             (212,741)             (241,407)              (14,647)
   ------------          ------------         ------------          ------------          ------------          ------------



             --                    --                   --                    --                    --                    --
         (9,404)              673,453           (2,166,432)             (585,669)             (361,095)              (77,052)
   ------------          ------------         ------------          ------------          ------------          ------------

         (9,404)              673,453           (2,166,432)             (585,669)             (361,095)              (77,052)
   ------------          ------------         ------------          ------------          ------------          ------------


         45,333               354,496            9,849,643            11,125,809             8,572,157               517,022
   ------------          ------------         ------------          ------------          ------------          ------------



   $     34,738          $  3,183,036         $  7,568,929          $ 10,327,399          $  7,969,655          $    425,323
   ============          ============         ============          ============          ============          ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                                     DREYFUS VIF
                                                         DELAWARE           DELAWARE VIP         DREYFUS VIF         DEVELOPING
                                                         VIP REIT            SMALL CAP           APPRECIATION          LEADERS
                                                         SERIES -          VALUE SERIES -        PORTFOLIO -         PORTFOLIO -
                                                      STANDARD CLASS       STANDARD CLASS      INITIAL SHARES       INITIAL SHARES
                                                      --------------       --------------      --------------       --------------
INVESTMENT INCOME:
  Dividends ...................................         $    76,571         $    12,762          $    63,455          $     2,759
                                                        -----------         -----------          -----------          -----------

EXPENSES:
  Insurance charges ...........................              36,358              42,638               54,717              111,920
  Equity protection fees ......................                  --                  --                   --                   --
                                                        -----------         -----------          -----------          -----------

    Total expenses ............................              36,358              42,638               54,717              111,920
                                                        -----------         -----------          -----------          -----------

      Net investment income (loss) ............              40,213             (29,876)               8,738             (109,161)
                                                        -----------         -----------          -----------          -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................              23,509                  --                   --                   --
    Realized gain (loss) on sale of investments              44,309              83,337             (170,251)            (501,684)
                                                        -----------         -----------          -----------          -----------

      Realized gain (loss) ....................              67,818              83,337             (170,251)            (501,684)
                                                        -----------         -----------          -----------          -----------

    Change in unrealized gain (loss)
      on investments ..........................             783,012           1,176,263              979,678            3,077,076
                                                        -----------         -----------          -----------          -----------


  Net increase (decrease) in net assets
    resulting from operations .................         $   891,043         $ 1,229,724          $   818,165          $ 2,466,231
                                                        ===========         ===========          ===========          ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

  MUTUAL SHARES
    SECURITIES                               EQUITY INDEX                                BALANCED             MID CAP
  FUND - CLASS 2        APPRECIATION         PORTFOLIO -          FUNDAMENTAL          PORTFOLIO -       GROWTH PORTFOLIO -
      SHARES              PORTFOLIO        CLASS II SHARES      VALUE PORTFOLIO       SERVICE SHARES      SERVICE SHARES
  --------------        -----------        ---------------      ---------------       --------------     ------------------
   $        --          $    15,294          $   172,391          $    44,851          $    26,810          $        --
   -----------          -----------          -----------          -----------          -----------          -----------


            87               23,841              200,345               81,404               17,210                  793
            --                   --                   72                   --                   --                   --
   -----------          -----------          -----------          -----------          -----------          -----------

            87               23,841              200,417               81,404               17,210                  793
   -----------          -----------          -----------          -----------          -----------          -----------

           (87)              (8,547)             (28,026)             (36,553)               9,600                 (793)
   -----------          -----------          -----------          -----------          -----------          -----------



            --                   --                   --                   --                   --                   --
             3                 (813)            (510,854)             (16,384)              (5,771)                (869)
   -----------          -----------          -----------          -----------          -----------          -----------

             3                 (813)            (510,854)             (16,384)              (5,771)                (869)
   -----------          -----------          -----------          -----------          -----------          -----------


         2,771              446,255            4,517,001            2,258,558              167,084               19,621
   -----------          -----------          -----------          -----------          -----------          -----------



   $     2,687          $   436,895          $ 3,978,121          $ 2,205,621          $   170,913          $    17,959
   ===========          ===========          ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                  PUTNAM VT            PUTNAM VT
                                                                             TOTAL RETURN         DISCOVERY          INTERNATIONAL
                                                         WORLDWIDE           PORTFOLIO -        GROWTH FUND -        EQUITY FUND -
                                                    GROWTH PORTFOLIO -      ADMINISTRATIVE        CLASS IB             CLASS IB
                                                       SERVICE SHARES           CLASS              SHARES               SHARES
                                                    ------------------      --------------      -------------        -------------
INVESTMENT INCOME:
  Dividends ...................................         $    42,259          $   197,116         $        --          $     5,705
                                                        -----------          -----------         -----------          -----------

EXPENSES:
  Insurance charges ...........................              61,818               84,342                 911                8,324
  Equity protection fees ......................                  --                   --                  --                   --
                                                        -----------          -----------         -----------          -----------

    Total expenses ............................              61,818               84,342                 911                8,324
                                                        -----------          -----------         -----------          -----------

      Net investment income (loss) ............             (19,559)             112,774                (911)              (2,619)
                                                        -----------          -----------         -----------          -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --               54,608                  --                   --
    Realized gain (loss) on sale of investments            (558,103)              31,879               3,929               34,695
                                                        -----------          -----------         -----------          -----------

      Realized gain (loss) ....................            (558,103)              86,487               3,929               34,695
                                                        -----------          -----------         -----------          -----------

    Change in unrealized gain (loss)
      on investments ..........................           1,611,027               38,329              18,292              161,955
                                                        -----------          -----------         -----------          -----------


  Net increase (decrease) in net assets
    resulting from operations .................         $ 1,033,365          $   237,590         $    21,310          $   194,031
                                                        ===========          ===========         ===========          ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

    PUTNAM VT
    SMALL CAP
   VALUE FUND -                                                    SMALL CAP                               SMITH BARNEY
     CLASS IB              ALL CAP         INVESTORS FUND -      GROWTH FUND -         TOTAL RETURN          LARGE CAP
      SHARES           FUND - CLASS I          CLASS I              CLASS I           FUND - CLASS I      CORE PORTFOLIO
   ------------        --------------      ----------------      -------------        --------------      --------------
   $     7,588          $    26,622          $    48,087          $        --          $     9,125          $       843
   -----------          -----------          -----------          -----------          -----------          -----------


        27,544              122,266               41,101                3,234                6,314                1,510
            --                   --                   --                   --                   --                   --
   -----------          -----------          -----------          -----------          -----------          -----------

        27,544              122,266               41,101                3,234                6,314                1,510
   -----------          -----------          -----------          -----------          -----------          -----------

       (19,956)             (95,644)               6,986               (3,234)               2,811                 (667)
   -----------          -----------          -----------          -----------          -----------          -----------



            --                   --                   --                   --                6,957                   --
       (12,732)            (125,276)             (50,241)              (3,085)              (6,449)                (603)
   -----------          -----------          -----------          -----------          -----------          -----------

       (12,732)            (125,276)             (50,241)              (3,085)                 508                 (603)
   -----------          -----------          -----------          -----------          -----------          -----------


       969,686            3,462,947              965,318              107,788               69,322               28,276
   -----------          -----------          -----------          -----------          -----------          -----------



   $   936,998          $ 3,242,027          $   922,063          $   101,469          $    72,641          $    27,006
   ===========          ===========          ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                       SMITH BARNEY
                                                          PREMIER
                                                        SELECTIONS         STRONG MULTI        DISCIPLINED
                                                          ALL CAP           CAP VALUE            MID CAP             EQUITY
                                                     GROWTH PORTFOLIO         FUND II        STOCK PORTFOLIO     INCOME PORTFOLIO
                                                     ----------------      ------------      ---------------     ----------------
INVESTMENT INCOME:
  Dividends ...................................        $        --         $       614         $    15,836         $    99,200
                                                       -----------         -----------         -----------         -----------

EXPENSES:
  Insurance charges ...........................                196               7,228              62,261             119,931
  Equity protection fees ......................                 --                  --                  --                  --
                                                       -----------         -----------         -----------         -----------

    Total expenses ............................                196               7,228              62,261             119,931
                                                       -----------         -----------         -----------         -----------

      Net investment income (loss) ............               (196)             (6,614)            (46,425)            (20,731)
                                                       -----------         -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments             (1,131)            (25,006)            (73,306)            (16,355)
                                                       -----------         -----------         -----------         -----------

      Realized gain (loss) ....................             (1,131)            (25,006)            (73,306)            (16,355)
                                                       -----------         -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................              5,204             214,851           1,588,253           2,737,897
                                                       -----------         -----------         -----------         -----------


  Net increase (decrease) in net assets
    resulting from operations .................        $     3,877         $   183,231         $ 1,468,522         $ 2,700,811
                                                       ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                              LAZARD          MERRILL LYNCH                                MFS
    FEDERATED           LARGE CAP          INTERNATIONAL        LARGE CAP         MFS EMERGING           MID CAP
 STOCK PORTFOLIO        PORTFOLIO        STOCK PORTFOLIO     CORE PORTFOLIO     GROWTH PORTFOLIO    GROWTH PORTFOLIO
 ---------------       -----------       ---------------     --------------     ----------------    ----------------
   $    17,681         $    26,145         $    11,551        $     4,501         $        --         $        --
   -----------         -----------         -----------        -----------         -----------         -----------


        14,352              80,943               6,630              7,780                 249              45,562
            --                  --                  --                 --                  --                  --
   -----------         -----------         -----------        -----------         -----------         -----------

        14,352              80,943               6,630              7,780                 249              45,562
   -----------         -----------         -----------        -----------         -----------         -----------

         3,329             (54,798)              4,921             (3,279)               (249)            (45,562)
   -----------         -----------         -----------        -----------         -----------         -----------



            --                  --                  --                 --                  --                  --
       (13,285)           (454,095)              1,694            (49,227)                (43)         (1,025,297)
   -----------         -----------         -----------        -----------         -----------         -----------

       (13,285)           (454,095)              1,694            (49,227)                (43)         (1,025,297)
   -----------         -----------         -----------        -----------         -----------         -----------


       292,108           1,918,749             137,403            167,456               5,145           2,197,716
   -----------         -----------         -----------        -----------         -----------         -----------



   $   282,152         $ 1,409,856         $   144,018        $   114,950         $     4,853         $ 1,126,857
   ===========         ===========         ===========        ===========         ===========         ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                              U.S.
                                                                                                           GOVERNMENT
                                                     PIONEER FUND    SOCIAL AWARENESS  TRAVELERS QUALITY   SECURITIES
                                                       PORTFOLIO     STOCK PORTFOLIO     BOND PORTFOLIO     PORTFOLIO
                                                     ------------    ----------------  -----------------   ----------
INVESTMENT INCOME:
  Dividends ...................................        $  25,391         $  18,121         $ 441,970        $ 896,768
                                                       ---------         ---------         ---------        ---------

EXPENSES:
  Insurance charges ...........................           21,809            39,472           109,952          237,727
  Equity protection fees ......................               --                --                --               --
                                                       ---------         ---------         ---------        ---------

    Total expenses ............................           21,809            39,472           109,952          237,727
                                                       ---------         ---------         ---------        ---------

      Net investment income (loss) ............            3,582           (21,351)          332,018          659,041
                                                       ---------         ---------         ---------        ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --                --            19,930          304,974
    Realized gain (loss) on sale of investments         (205,026)         (136,915)           38,313          131,980
                                                       ---------         ---------         ---------        ---------

      Realized gain (loss) ....................         (205,026)         (136,915)           58,243          436,954
                                                       ---------         ---------         ---------        ---------

    Change in unrealized gain (loss)
      on investments ..........................          563,175           953,316            94,486         (837,442)
                                                       ---------         ---------         ---------        ---------


  Net increase (decrease) in net assets
    resulting from operations .................        $ 361,731         $ 795,050         $ 484,747        $ 258,553
                                                       =========         =========         =========        =========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                             PIONEER          SB ADJUSTABLE
  AIM CAPITAL                               STRATEGIC          RATE INCOME         SMITH BARNEY        SMITH BARNEY
  APPRECIATION           MFS TOTAL            INCOME           PORTFOLIO -          AGGRESSIVE          HIGH INCOME
    PORTFOLIO        RETURN PORTFOLIO       PORTFOLIO        CLASS I SHARES      GROWTH PORTFOLIO        PORTFOLIO
  ------------       ----------------      -----------       --------------      ----------------      ------------
   $        --         $   341,104         $    93,384         $        83         $        --         $    66,671
   -----------         -----------         -----------         -----------         -----------         -----------


         7,100             173,289              12,322                  71              77,921               8,575
            --                  --                  --                  --                  --                  --
   -----------         -----------         -----------         -----------         -----------         -----------

         7,100             173,289              12,322                  71              77,921               8,575
   -----------         -----------         -----------         -----------         -----------         -----------

        (7,100)            167,815              81,062                  12             (77,921)             58,096
   -----------         -----------         -----------         -----------         -----------         -----------



            --                  --                  --                  --                  --                  --
        20,316            (141,051)            (26,639)                 --             (54,152)            (18,720)
   -----------         -----------         -----------         -----------         -----------         -----------

        20,316            (141,051)            (26,639)                 --             (54,152)            (18,720)
   -----------         -----------         -----------         -----------         -----------         -----------


       128,983           2,054,221             110,505                 (24)          1,947,431             109,116
   -----------         -----------         -----------         -----------         -----------         -----------



   $   142,199         $ 2,080,985         $   164,928         $       (12)        $ 1,815,358         $   148,492
   ===========         ===========         ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                      SMITH BARNEY
                                                      INTERNATIONAL       SMITH BARNEY
                                                         ALL CAP             LARGE                                  COMSTOCK
                                                         GROWTH          CAPITALIZATION         STRATEGIC          PORTFOLIO -
                                                        PORTFOLIO       GROWTH PORTFOLIO    EQUITY PORTFOLIO     CLASS II SHARES
                                                      -------------     ----------------    ----------------     ---------------
INVESTMENT INCOME:
  Dividends ...................................        $    19,133         $     1,439         $        --         $        --
                                                       -----------         -----------         -----------         -----------

EXPENSES:
  Insurance charges ...........................             22,520              69,833             114,680                 132
  Equity protection fees ......................                 --                  --                  --                  --
                                                       -----------         -----------         -----------         -----------

    Total expenses ............................             22,520              69,833             114,680                 132
                                                       -----------         -----------         -----------         -----------

      Net investment income (loss) ............             (3,387)            (68,394)           (114,680)               (132)
                                                       -----------         -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments           (662,752)           (158,812)         (1,120,688)                 37
                                                       -----------         -----------         -----------         -----------

      Realized gain (loss) ....................           (662,752)           (158,812)         (1,120,688)                 37
                                                       -----------         -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................          1,110,926           2,376,223           3,784,552               5,951
                                                       -----------         -----------         -----------         -----------


  Net increase (decrease) in net assets
    resulting from operations .................        $   444,787         $ 2,149,017         $ 2,549,184         $     5,856
                                                       ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                        SMITH BARNEY                                            DYNAMIC
                                         SMALL CAP                                              CAPITAL
      EMERGING         ENTERPRISE          GROWTH       ASSET MANAGER      CONTRAFUND(R)     APPRECIATION
 GROWTH PORTFOLIO -    PORTFOLIO -     OPPORTUNITIES     PORTFOLIO -        PORTFOLIO -       PORTFOLIO -
  CLASS II SHARES    CLASS II SHARES     PORTFOLIO     SERVICE CLASS 2    SERVICE CLASS 2   SERVICE CLASS 2
 ------------------  --------------    -------------   ---------------    ---------------   ---------------
     $      --         $      25         $      --         $ 113,542         $   4,086         $      --
     ---------         ---------         ---------         ---------         ---------         ---------


         1,156               211             1,308            43,518            17,493             1,505
            --                --                --                --                --                --
     ---------         ---------         ---------         ---------         ---------         ---------

         1,156               211             1,308            43,518            17,493             1,505
     ---------         ---------         ---------         ---------         ---------         ---------

        (1,156)             (186)           (1,308)           70,024           (13,407)           (1,505)
     ---------         ---------         ---------         ---------         ---------         ---------



            --                --                --                --                --                --
       (12,444)              (22)           (3,410)          (29,834)           13,012             5,667
     ---------         ---------         ---------         ---------         ---------         ---------

       (12,444)              (22)           (3,410)          (29,834)           13,012             5,667
     ---------         ---------         ---------         ---------         ---------         ---------


        34,992             4,247            41,775           502,892           373,986            25,738
     ---------         ---------         ---------         ---------         ---------         ---------



     $  21,392         $   4,039         $  37,057         $ 543,082         $ 373,591         $  29,900
     =========         =========         =========         =========         =========         =========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                          MID CAP
                                                        PORTFOLIO -
                                                      SERVICE CLASS 2         COMBINED
                                                      ---------------       ------------
INVESTMENT INCOME:
  Dividends ...................................        $      3,470         $  7,735,445
                                                       ------------         ------------

EXPENSES:
  Insurance charges ...........................              18,551            4,974,106
  Equity protection fees ......................                  --                   72
                                                       ------------         ------------

    Total expenses ............................              18,551            4,974,178
                                                       ------------         ------------

      Net investment income (loss) ............             (15,081)           2,761,267
                                                       ------------         ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --              409,978
    Realized gain (loss) on sale of investments               5,279           (9,992,375)
                                                       ------------         ------------

      Realized gain (loss) ....................               5,279           (9,582,397)
                                                       ------------         ------------

    Change in unrealized gain (loss)
      on investments ..........................             540,630           82,855,769
                                                       ------------         ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $    530,828         $ 76,034,639
                                                       ============         ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                   CAPITAL APPRECIATION              HIGH YIELD                    MANAGED
                                                           FUND                      BOND TRUST                  ASSETS TRUST
                                               ---------------------------   -------------------------   --------------------------
                                                   2003           2002           2003          2002          2003           2002
                                               ------------   ------------   -----------   -----------   ------------   -----------
OPERATIONS:
  Net investment income (loss) ..............  $   (122,016)  $     42,977   $   425,192   $   676,921   $    272,218   $   917,411
  Realized gain (loss) ......................    (1,206,327)    (1,616,915)       13,643       (37,936)      (496,617)     (802,405)
  Change in unrealized gain (loss)
    on investments ..........................     3,592,429     (2,042,000)    1,022,264      (516,566)     3,725,896    (2,125,851)
                                               ------------   ------------   -----------   -----------   ------------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............     2,264,086     (3,615,938)    1,461,099       122,419      3,501,497    (2,010,845)
                                               ------------   ------------   -----------   -----------   ------------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............       950,417      1,915,732       705,582     1,731,795      1,537,202     1,286,535
  Participant transfers from other
    funding options .........................       378,761        594,828     1,199,898       785,387      1,644,140       836,184
  Administrative and asset allocation charges            --             --            --            --             --            --
  Contract surrenders .......................      (678,228)      (397,864)     (333,571)     (493,019)    (1,117,709)   (1,491,643)
  Participant transfers to other
    funding options .........................    (1,247,685)    (1,945,547)     (640,385)     (810,037)    (1,221,617)   (1,726,701)
  Other payments to participants ............       (76,069)       (14,350)      (22,655)       (1,929)       (73,362)      (49,809)
                                               ------------   ------------   -----------   -----------   ------------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......      (672,804)       152,799       908,869     1,212,197        768,654    (1,145,434)
                                               ------------   ------------   -----------   -----------   ------------   -----------

    Net increase (decrease) in net assets ...     1,591,282     (3,463,139)    2,369,968     1,334,616      4,270,151    (3,156,279)


NET ASSETS:
    Beginning of year .......................     9,838,945     13,302,084     4,951,098     3,616,482     16,939,300    20,095,579
                                               ------------   ------------   -----------   -----------   ------------   -----------
    End of year .............................  $ 11,430,227   $  9,838,945   $ 7,321,066   $ 4,951,098   $ 21,209,451   $16,939,300
                                               ============   ============   ===========   ===========   ============   ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                                CITISTREET
                                                                                     AIM V.I.                   DIVERSIFIED
                                                       MONEY MARKET               PREMIER EQUITY                BOND FUND -
                                                        PORTFOLIO                 FUND - SERIES I                 CLASS I
                                               ---------------------------   ------------------------   ---------------------------
                                                   2003           2002           2003         2002          2003           2002
                                               ------------   ------------   -----------   ----------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..............  $    (86,873)  $     29,944   $    (1,191)  $     (968)  $  2,155,087   $  1,966,644
  Realized gain (loss) ......................            --             --        (9,404)      (9,408)       673,453        146,357
  Change in unrealized gain (loss)
    on investments ..........................            --             --        45,333      (34,022)       354,496      2,704,278
                                               ------------   ------------   -----------   ----------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .............       (86,873)        29,944        34,738      (44,398)     3,183,036      4,817,279
                                               ------------   ------------   -----------   ----------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............     3,342,976      7,202,853        56,365      124,881     12,302,700     25,467,793
  Participant transfers from other
    funding options .........................    11,247,666     12,075,933       134,856       57,439      3,700,524      3,426,380
  Administrative and asset allocation charges            --             --            --           --       (425,332)      (362,592)
  Contract surrenders .......................    (3,078,638)    (2,581,243)       (9,710)          --     (5,478,510)    (3,594,539)
  Participant transfers to other
    funding options .........................   (16,050,511)   (13,445,397)     (140,454)     (58,915)    (9,475,743)    (7,768,234)
  Other payments to participants ............      (147,739)       (53,323)           --           --       (197,548)      (174,263)
                                               ------------   ------------   -----------   ----------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......    (4,686,246)     3,198,823        41,057      123,405        426,091     16,994,545
                                               ------------   ------------   -----------   ----------   ------------   ------------

    Net increase (decrease) in net assets ...    (4,773,119)     3,228,767        75,795       79,007      3,609,127     21,811,824


NET ASSETS:
    Beginning of year .......................    22,603,720     19,374,953       170,051       91,044     71,980,966     50,169,142
                                               ------------   ------------   -----------   ----------   ------------   ------------
    End of year .............................  $ 17,830,601   $ 22,603,720   $   245,846   $  170,051   $ 75,590,093   $ 71,980,966
                                               ============   ============   ===========   ==========   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

         CITISTREET                                                  CITISTREET
        INTERNATIONAL               CITISTREET LARGE                SMALL COMPANY
        STOCK FUND -                 COMPANY STOCK                   STOCK FUND -              EMERGING MARKETS
          CLASS I                    FUND - CLASS I                    CLASS I                     PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
    2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$   (114,282)  $   (139,958)  $   (212,741)  $   (175,213)  $   (241,407)  $   (121,556)  $    (14,647)  $    (12,690)
  (2,166,432)      (169,692)      (585,669)      (366,130)      (361,095)      (299,258)       (77,052)       (85,500)

   9,849,643     (6,182,170)    11,125,809     (8,610,996)     8,572,157     (4,838,851)       517,022        (69,274)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   7,568,929     (6,491,820)    10,327,399     (9,152,339)     7,969,655     (5,259,665)       425,323       (167,464)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   4,198,700      9,885,049      6,542,302     14,136,205      2,837,304      6,652,880         16,605         88,111

   6,829,896      4,842,637      4,927,965      3,120,805      3,907,767        914,791        112,629        197,640
    (174,016)      (152,695)      (274,016)      (213,362)      (122,013)       (96,066)            --             --
  (2,046,865)    (1,387,518)    (3,178,956)    (1,834,407)    (1,758,000)    (1,037,468)       (53,267)       (54,867)

  (7,597,345)    (4,427,413)    (1,548,181)    (2,000,792)    (1,326,926)    (1,770,131)       (93,276)      (137,546)
     (67,235)       (47,475)       (85,449)       (72,848)       (34,913)       (49,321)            --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   1,143,135      8,712,585      6,383,665     13,135,601      3,503,219      4,614,685        (17,309)        93,338
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   8,712,064      2,220,765     16,711,064      3,983,262     11,472,874       (644,980)       408,014        (74,126)



  25,126,960     22,906,195     34,900,798     30,917,536     17,056,783     17,701,763      1,118,525      1,192,651
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 33,839,024   $ 25,126,960   $ 51,611,862   $ 34,900,798   $ 28,529,657   $ 17,056,783   $  1,526,539   $  1,118,525
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                        DELAWARE                  DELAWARE VIP                DREYFUS VIF
                                                        VIP REIT                    SMALL CAP                 APPRECIATION
                                                        SERIES -                 VALUE SERIES -               PORTFOLIO -
                                                     STANDARD CLASS              STANDARD CLASS              INITIAL SHARES
                                               -------------------------   -------------------------   -------------------------
                                                   2003          2002          2003          2002          2003          2002
                                               -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............  $    40,213   $     6,466   $   (29,876)  $   (19,711)  $     8,738   $    (8,688)
  Realized gain (loss) ......................       67,818        53,808        83,337           552      (170,251)     (248,215)
  Change in unrealized gain (loss)
    on investments ..........................      783,012       (56,750)    1,176,263      (277,862)      979,678      (768,508)
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............      891,043         3,524     1,229,724      (297,021)      818,165    (1,025,411)
                                               -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............      433,360     1,331,751       429,245     1,745,937       301,243       574,054
  Participant transfers from other
    funding options .........................      484,507     1,607,111       698,826       577,420       251,884       322,546
  Administrative and asset allocation charges           --            --            --            --            --            --
  Contract surrenders .......................     (258,095)      (79,562)     (157,513)      (88,405)     (320,537)     (250,511)
  Participant transfers to other
    funding options .........................     (299,430)   (1,152,500)     (571,200)     (388,710)     (347,284)     (824,305)
  Other payments to participants ............           --            --            --            --       (50,796)      (11,494)
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......      360,342     1,706,800       399,358     1,846,242      (165,490)     (189,710)
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets ...    1,251,385     1,710,324     1,629,082     1,549,221       652,675    (1,215,121)


NET ASSETS:
    Beginning of year .......................    2,620,511       910,187     2,870,158     1,320,937     4,318,447     5,533,568
                                               -----------   -----------   -----------   -----------   -----------   -----------
    End of year .............................  $ 3,871,896   $ 2,620,511   $ 4,499,240   $ 2,870,158   $ 4,971,122   $ 4,318,447
                                               ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

       DREYFUS VIF
        DEVELOPING
          LEADERS                     MUTUAL SHARES                                             EQUITY INDEX
       PORTFOLIO -                  SECURITIES FUND -             APPRECIATION                   PORTFOLIO -
      INITIAL SHARES                  CLASS 2 SHARES                PORTFOLIO                  CLASS II SHARES
---------------------------   ---------------------------  ---------------------------   ---------------------------
    2003           2002           2003           2002          2003           2002           2003           2002
------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------
$   (109,161)  $   (111,470)  $        (87)  $         --  $     (8,547)  $     10,235   $    (28,026)  $    103,327
    (501,684)      (658,729)             3             --          (813)       (10,666)      (510,854)      (718,802)

   3,077,076     (1,460,246)         2,771             --       446,255       (171,029)     4,517,001     (3,758,194)
------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------


   2,466,231     (2,230,445)         2,687             --       436,895       (171,460)     3,978,121     (4,373,669)
------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------


     623,124      1,699,573         18,798             --       495,073      1,340,796      1,964,545      3,396,097

     538,650        760,843          8,367             --       380,232        187,781        792,592        350,902
          --             --             --             --            --             --             --             --
    (473,768)      (492,090)            --             --       (80,778)       (80,674)      (825,344)      (701,647)

    (592,570)    (1,060,094)            --             --        (5,874)       (24,909)      (873,613)    (1,632,591)
      (4,849)       (15,569)            --             --            --             --        (38,919)       (52,585)
------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------


      90,587        892,663         27,165             --       788,653      1,422,994      1,019,261      1,360,176
------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------

   2,556,818     (1,337,782)        29,852             --     1,225,548      1,251,534      4,997,382     (3,013,493)



   8,350,830      9,688,612             --             --     1,415,127        163,593     14,503,704     17,517,197
------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------
$ 10,907,648   $  8,350,830   $     29,852   $         --  $  2,640,675   $  1,415,127   $ 19,501,086   $ 14,503,704
============   ============   ============   ============  ============   ============   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                                MID CAP
                                                                                  BALANCED                       GROWTH
                                                     FUNDAMENTAL                 PORTFOLIO -                  PORTFOLIO -
                                                    VALUE PORTFOLIO             SERVICE SHARES               SERVICE SHARES
                                               -------------------------   -------------------------   -------------------------
                                                   2003          2002          2003          2002          2003          2002
                                               -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............  $   (36,553)  $     8,467   $     9,600   $    11,016   $      (793)  $      (636)
  Realized gain (loss) ......................      (16,384)        4,529        (5,771)       (3,671)         (869)         (785)
  Change in unrealized gain (loss)
    on investments ..........................    2,258,558    (1,263,567)      167,084       (80,617)       19,621       (16,217)
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............    2,205,621    (1,250,571)      170,913       (73,272)       17,959       (17,638)
                                               -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............    1,087,131     3,705,740       211,039       891,263            --         9,981
  Participant transfers from other
    funding options .........................      480,875     1,063,315       171,362       177,224        36,251           100
  Administrative and asset allocation charges           --            --            --            --            --            --
  Contract surrenders .......................     (288,747)     (251,209)      (26,229)      (22,254)       (5,312)           --
  Participant transfers to other
    funding options .........................     (143,795)     (458,158)     (167,895)      (37,052)       (2,232)       (4,272)
  Other payments to participants ............           --            --            --            --            --            --
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......    1,135,464     4,059,688       188,277     1,009,181        28,707         5,809
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets ...    3,341,085     2,809,117       359,190       935,909        46,666       (11,829)


NET ASSETS:
    Beginning of year .......................    5,368,993     2,559,876     1,212,774       276,865        46,849        58,678
                                               -----------   -----------   -----------   -----------   -----------   -----------
    End of year .............................  $ 8,710,078   $ 5,368,993   $ 1,571,964   $ 1,212,774   $    93,515   $    46,849
                                               ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                             TOTAL RETURN                 PUTNAM VT
        WORLDWIDE                                             PORTFOLIO -                 DISCOVERY
    GROWTH PORTFOLIO -               EQUITY                 ADMINISTRATIVE               GROWTH FUND -
      SERVICE SHARES                PORTFOLIO                    CLASS                 CLASS IB SHARES
-------------------------   ------------------------   -------------------------   -------------------------
    2003          2002          2003         2002          2003          2002          2003          2002
-----------   -----------   -----------  -----------   -----------   -----------   -----------   -----------
$   (19,559)  $   (36,847)  $        --  $       404   $   112,774   $    69,370   $      (911)  $      (391)
   (558,103)     (566,791)           --      (77,607)       86,487        68,882         3,929        (2,878)

  1,611,027    (1,218,656)           --       21,122        38,329        91,057        18,292        (5,650)
-----------   -----------   -----------  -----------   -----------   -----------   -----------   -----------


  1,033,365    (1,822,294)           --      (56,081)      237,590       229,309        21,310        (8,919)
-----------   -----------   -----------  -----------   -----------   -----------   -----------   -----------


    392,127       854,675            --       12,615     1,854,883     3,849,850         2,979        32,817

     45,638       173,117            --        3,784     1,211,510     1,649,412        14,850        46,078
         --            --            --           --            --            --            --            --
   (304,716)     (198,292)           --      (10,542)     (392,686)     (103,072)           --            --

   (461,246)     (730,626)           --     (288,378)   (1,577,229)     (329,363)      (29,274)       (7,450)
    (26,610)      (13,465)           --           --            --            --            --            --
-----------   -----------   -----------  -----------   -----------   -----------   -----------   -----------


   (354,807)       85,409            --     (282,521)    1,096,478     5,066,827       (11,445)       71,445
-----------   -----------   -----------  -----------   -----------   -----------   -----------   -----------

    678,558    (1,736,885)           --     (338,602)    1,334,068     5,296,136         9,865        62,526



  4,936,542     6,673,427            --      338,602     5,571,807       275,671        62,862           336
-----------   -----------   -----------  -----------   -----------   -----------   -----------   -----------
$ 5,615,100   $ 4,936,542   $        --  $        --   $ 6,905,875   $ 5,571,807   $    72,727   $    62,862
===========   ===========   ===========  ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                       PUTNAM VT                    PUTNAM VT
                                                     INTERNATIONAL                  SMALL CAP
                                                      EQUITY FUND -                VALUE FUND -                  ALL CAP
                                                    CLASS IB SHARES              CLASS IB SHARES              FUND - CLASS I
                                               --------------------------   -------------------------   ---------------------------
                                                   2003           2002          2003          2002          2003           2002
                                               -----------   ------------   -----------   -----------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..............  $    (2,619)  $     (2,726)  $   (19,956)  $   (15,832)  $    (95,644)  $    (76,211)
  Realized gain (loss) ......................       34,695        (32,752)      (12,732)      (36,410)      (125,276)      (346,790)
  Change in unrealized gain (loss)
    on investments ..........................      161,955        (23,429)      969,686      (392,819)     3,462,947     (2,691,834)
                                               -----------   ------------   -----------   -----------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .............      194,031        (58,907)      936,998      (445,061)     3,242,027     (3,114,835)
                                               -----------   ------------   -----------   -----------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............       91,407        424,099       370,127     1,672,070        878,794      3,067,100
  Participant transfers from other
    funding options .........................    1,175,589      1,254,803       398,031       727,339        467,688        583,368
  Administrative and asset allocation charges           --             --            --            --             --             --
  Contract surrenders .......................      (23,080)       (10,556)     (110,644)      (27,294)      (650,131)      (342,287)
  Participant transfers to other
    funding options .........................   (1,138,462)    (1,181,549)     (525,344)     (425,409)      (292,150)    (1,238,171)
  Other payments to participants ............           --             --            --            --        (18,499)        (2,533)
                                               -----------   ------------   -----------   -----------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......      105,454        486,797       132,170     1,946,706        385,702      2,067,477
                                               -----------   ------------   -----------   -----------   ------------   ------------

    Net increase (decrease) in net assets ...      299,485        427,890     1,069,168     1,501,645      3,627,729     (1,047,358)


NET ASSETS:
    Beginning of year .......................      543,852        115,962     1,927,631       425,986      8,565,824      9,613,182
                                               -----------   ------------   -----------   -----------   ------------   ------------
    End of year .............................  $   843,337   $    543,852   $ 2,996,799   $ 1,927,631   $ 12,193,553   $  8,565,824
                                               ===========   ============   ===========   ===========   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                    SMALL CAP                                             SMITH BARNEY
        INVESTORS                 GROWTH FUND -               TOTAL RETURN                 LARGE CAP
      FUND - CLASS I                 CLASS I                  FUND - CLASS I             CORE PORTFOLIO
-------------------------   -------------------------   -------------------------   -------------------------
    2003          2002          2003          2002          2003          2002          2003          2002
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$     6,986   $    (1,585)  $    (3,234)  $    (2,268)  $     2,811   $     2,051   $      (667)  $      (477)
    (50,241)     (132,033)       (3,085)       (6,322)          508        (2,932)         (603)       (9,338)

    965,318      (823,233)      107,788       (73,154)       69,322       (33,668)       28,276       (22,576)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    922,063      (956,851)      101,469       (81,744)       72,641       (34,549)       27,006       (32,391)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    174,994       569,899        43,165       152,213       100,505       168,709        98,969        46,405

    175,645       163,405        96,046        30,463        45,005        30,045         9,933        28,632
         --            --            --            --            --            --            --            --
   (280,653)     (103,563)       (4,080)      (17,747)      (23,887)      (15,753)       (5,509)         (807)

   (101,374)     (417,740)      (49,097)       (3,264)      (59,338)      (32,201)           --       (35,183)
         --       (11,836)           --            --            --            --            --            10
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    (31,388)      200,165        86,034       161,665        62,285       150,800       103,393        39,057
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

    890,675      (756,686)      187,503        79,921       134,926       116,251       130,399         6,666



  3,016,158     3,772,844       198,845       118,924       466,153       349,902        84,087        77,421
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$ 3,906,833   $ 3,016,158   $   386,348   $   198,845   $   601,079   $   466,153   $   214,486   $    84,087
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                     SMITH BARNEY
                                                       PREMIER
                                                      SELECTIONS                                   MONTGOMERY
                                                       ALL CAP            STRONG MULTI              VARIABLE
                                                        GROWTH              CAP VALUE                SERIES:
                                                      PORTFOLIO              FUND II              GROWTH FUND
                                               ---------------------   ---------------------   --------------------
                                                  2003        2002        2003        2002        2003       2002
                                               ---------   ---------   ---------   ---------   ---------  ---------
OPERATIONS:
  Net investment income (loss) ..............  $    (196)  $    (122)  $  (6,614)  $  (3,714)  $      --  $  (3,243)
  Realized gain (loss) ......................     (1,131)       (916)    (25,006)     24,784          --   (404,947)
  Change in unrealized gain (loss)
    on investments ..........................      5,204      (2,859)    214,851    (183,805)         --    289,609
                                               ---------   ---------   ---------   ---------   ---------  ---------

    Net increase (decrease) in net assets
      resulting from operations .............      3,877      (3,897)    183,231    (162,735)         --   (118,581)
                                               ---------   ---------   ---------   ---------   ---------  ---------

UNIT TRANSACTIONS:
  Participant purchase payments .............         --      10,661          --     229,386          --          3
  Participant transfers from other
    funding options .........................     29,054         100      40,235      92,485          --         --
  Administrative and asset allocation charges         --          --          --          --          --         --
  Contract surrenders .......................         --          --     (28,417)    (11,823)         --     (3,963)
  Participant transfers to other
    funding options .........................    (17,861)     (3,095)    (80,358)    (51,363)         --   (434,218)
  Other payments to participants ............         --          --          --          --          --         --
                                               ---------   ---------   ---------   ---------   ---------  ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ......     11,193       7,666     (68,540)    258,685          --   (438,178)
                                               ---------   ---------   ---------   ---------   ---------  ---------

    Net increase (decrease) in net assets ...     15,070       3,769     114,691      95,950          --   (556,759)


NET ASSETS:
    Beginning of year .......................      9,077       5,308     568,819     472,869          --    556,759
                                               ---------   ---------   ---------   ---------   ---------  ---------
    End of year .............................  $  24,147   $   9,077   $ 683,510   $ 568,819   $      --  $      --
                                               =========   =========   =========   =========   =========  =========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

        DISCIPLINED
          MID CAP                    EQUITY INCOME                   FEDERATED                    LARGE CAP
       STOCK PORTFOLIO                 PORTFOLIO                  STOCK PORTFOLIO                 PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
    2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    (46,425)  $    (27,442)  $    (20,731)  $       (488)  $      3,329   $     20,141   $    (54,798)  $    (54,028)
     (73,306)       (98,257)       (16,355)      (198,915)       (13,285)       (12,934)      (454,095)      (588,761)

   1,588,253       (681,865)     2,737,897     (1,247,195)       292,108       (266,838)     1,918,749     (1,333,060)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   1,468,522       (807,564)     2,700,811     (1,446,598)       282,152       (259,631)     1,409,856     (1,975,849)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     618,262      1,543,403      1,614,642      3,600,656          3,175        565,259        434,089        917,527

     360,470        645,647      1,020,323        551,201         75,125        110,031        196,481        176,982
          --             --             --             --             --             --             --             --
    (411,550)      (170,621)      (676,196)      (388,594)       (23,102)       (11,269)      (480,663)      (418,855)

    (447,652)      (706,610)      (593,224)    (1,126,575)       (73,414)       (76,045)      (282,247)      (715,771)
          --          1,090        (57,508)       (12,970)            --             --        (31,762)       (56,570)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     119,530      1,312,909      1,308,037      2,623,718        (18,216)       587,976       (164,102)       (96,687)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,588,052        505,345      4,008,848      1,177,120        263,936        328,345      1,245,754     (2,072,536)



   4,540,838      4,035,493      8,484,254      7,307,134      1,094,970        766,625      6,126,606      8,199,142
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  6,128,890   $  4,540,838   $ 12,493,102   $  8,484,254   $  1,358,906   $  1,094,970   $  7,372,360   $  6,126,606
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                                 MFS
                                                          LAZARD                 MERRILL LYNCH                 EMERGING
                                                      INTERNATIONAL                LARGE CAP                    GROWTH
                                                     STOCK PORTFOLIO             CORE PORTFOLIO               PORTFOLIO
                                               -------------------------   -------------------------   -------------------------
                                                   2003          2002          2003          2002          2003          2002
                                               -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............  $     4,921   $     5,901   $    (3,279)  $    (5,912)  $      (249)  $      (178)
  Realized gain (loss) ......................        1,694      (112,821)      (49,227)     (208,584)          (43)         (960)
  Change in unrealized gain (loss)
    on investments ..........................      137,403        71,275       167,456       (58,650)        5,145        (5,059)
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............      144,018       (35,645)      114,950      (273,146)        4,853        (6,197)
                                               -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............       65,679       172,678        19,592         8,113            --         9,833
  Participant transfers from other
    funding options .........................       94,038       972,988        53,929         1,240            --         9,700
  Administrative and asset allocation charges           --            --            --            --            --            --
  Contract surrenders .......................      (38,043)      (25,651)      (27,636)     (176,754)           --            --
  Participant transfers to other
    funding options .........................       (5,668)     (921,544)      (31,545)      (59,679)           --        (4,099)
  Other payments to participants ............          (57)          (58)           --            --            --            --
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......      115,949       198,413        14,340      (227,080)           --        15,434
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets ...      259,967       162,768       129,290      (500,226)        4,853         9,237


NET ASSETS:
    Beginning of year .......................      467,188       304,420       588,994     1,089,220        17,617         8,380
                                               -----------   -----------   -----------   -----------   -----------   -----------
    End of year .............................  $   727,155   $   467,188   $   718,284   $   588,994   $    22,470   $    17,617
                                               ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

           MFS                                                                             TRAVELERS
         MID CAP                                                                            QUALITY
          GROWTH                   PIONEER FUND             SOCIAL AWARENESS                  BOND
        PORTFOLIO                    PORTFOLIO               STOCK PORTFOLIO               PORTFOLIO
-------------------------   -------------------------   -------------------------   -------------------------
    2003          2002          2003          2002          2003          2002          2003          2002
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$   (45,562)  $   (59,036)  $     3,582   $   119,299   $   (21,351)  $   (14,001)  $   332,018   $   491,575
 (1,025,297)   (1,445,752)     (205,026)     (417,757)     (136,915)     (301,913)       58,243       128,094

  2,197,716    (2,113,618)      563,175      (587,257)      953,316      (843,110)       94,486      (269,341)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


  1,126,857    (3,618,406)      361,731      (885,715)      795,050    (1,159,024)      484,747       350,328
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    178,080       299,216        37,284       178,974       222,041       351,096     1,531,285     3,093,930

    493,656       195,807        16,748       166,709        49,628        71,220     1,248,323       654,019
         --            --            --            --            --            --            --            --
   (150,748)     (342,858)     (136,500)      (99,824)      (98,193)     (334,479)     (786,090)     (309,652)

   (583,047)     (748,201)     (106,271)     (682,908)     (246,755)     (422,341)   (1,394,415)   (1,490,791)
    (11,671)         (842)      (34,393)      (26,210)           --            --        (1,816)      (10,780)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    (73,730)     (596,878)     (223,132)     (463,259)      (73,279)     (334,504)      597,287     1,936,726
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

  1,053,127    (4,215,284)      138,599    (1,348,974)      721,771    (1,493,528)    1,082,034     2,287,054



  3,307,257     7,522,541     1,782,986     3,131,960     2,977,831     4,471,359     8,141,776     5,854,722
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$ 4,360,384   $ 3,307,257   $ 1,921,585   $ 1,782,986   $ 3,699,602   $ 2,977,831   $ 9,223,810   $ 8,141,776
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                          U.S.
                                                       GOVERNMENT                 AIM CAPITAL
                                                       SECURITIES                 APPRECIATION                  MFS TOTAL
                                                        PORTFOLIO                  PORTFOLIO                 RETURN PORTFOLIO
                                               ---------------------------   -----------------------   ---------------------------
                                                   2003           2002          2003         2002          2003           2002
                                               ------------   ------------   ----------   ----------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..............  $    659,041   $    891,109   $   (7,100)  $   (3,291)  $    167,815   $    647,297
  Realized gain (loss) ......................       436,954        215,334       20,316      (12,387)      (141,051)       427,997
  Change in unrealized gain (loss)
    on investments ..........................      (837,442)       194,265      128,983      (26,341)     2,054,221     (1,873,560)
                                               ------------   ------------   ----------   ----------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .............       258,553      1,300,708      142,199      (42,019)     2,080,985       (798,266)
                                               ------------   ------------   ----------   ----------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............     3,307,866      7,593,762       12,283       23,375      1,860,935      5,435,881
  Participant transfers from other
    funding options .........................     1,734,107      5,915,265      211,762      707,662      1,328,467      1,117,612
  Administrative and asset allocation charges            --             --           --           --             --             --
  Contract surrenders .......................    (1,247,188)      (611,442)     (38,718)     (20,170)      (948,485)      (349,304)
  Participant transfers to other
    funding options .........................    (4,682,865)    (2,946,032)    (198,366)    (125,232)      (869,766)      (886,742)
  Other payments to participants ............       (31,442)       (21,672)      (3,616)          --         (2,934)           626
                                               ------------   ------------   ----------   ----------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......      (919,522)     9,929,881      (16,655)     585,635      1,368,217      5,318,073
                                               ------------   ------------   ----------   ----------   ------------   ------------

    Net increase (decrease) in net assets ...      (660,969)    11,230,589      125,544      543,616      3,449,202      4,519,807


NET ASSETS:
    Beginning of year .......................    18,219,683      6,989,094      543,616           --     12,740,570      8,220,763
                                               ------------   ------------   ----------   ----------   ------------   ------------
    End of year .............................  $ 17,558,714   $ 18,219,683   $  669,160   $  543,616   $ 16,189,772   $ 12,740,570
                                               ============   ============   ==========   ==========   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

         PIONEER                   SB ADJUSTABLE
        STRATEGIC                   RATE INCOME              SMITH BARNEY                SMITH BARNEY
          INCOME                    PORTFOLIO -                AGGRESSIVE                 HIGH INCOME
        PORTFOLIO                 CLASS I SHARES            GROWTH PORTFOLIO              PORTFOLIO
-------------------------   -------------------------  -------------------------   -------------------------
    2003          2002          2003          2002         2003          2002          2003          2002
-----------   -----------   -----------   -----------  -----------   -----------   -----------   -----------
$    81,062   $   178,737   $        12   $        --  $   (77,921)  $   (51,973)  $    58,096   $    80,267
    (26,639)       (4,823)           --            --      (54,152)     (148,811)      (18,720)      (28,132)

    110,505      (140,181)          (24)           --    1,947,431    (1,528,271)      109,116       (68,760)
-----------   -----------   -----------   -----------  -----------   -----------   -----------   -----------


    164,928        33,733           (12)           --    1,815,358    (1,729,055)      148,492       (16,625)
-----------   -----------   -----------   -----------  -----------   -----------   -----------   -----------


     67,502       208,319        30,208            --    1,635,304     3,059,871       135,537       102,027

    337,320       206,918        22,455            --    1,415,376       801,533       545,429        54,669
         --            --            --            --           --            --            --            --
    (39,048)      (57,218)         (161)           --     (261,750)     (137,258)      (78,844)       (6,961)

   (283,973)      (41,202)      (27,921)           --     (413,623)     (568,291)     (129,947)      (94,390)
     (4,090)           --            --            --           --        (8,584)           --            --
-----------   -----------   -----------   -----------  -----------   -----------   -----------   -----------


     77,711       316,817        24,581            --    2,375,307     3,147,271       472,175        55,345
-----------   -----------   -----------   -----------  -----------   -----------   -----------   -----------

    242,639       350,550        24,569            --    4,190,665     1,418,216       620,667        38,720



    849,973       499,423            --            --    4,625,890     3,207,674       344,462       305,742
-----------   -----------   -----------   -----------  -----------   -----------   -----------   -----------
$ 1,092,612   $   849,973   $    24,569   $        --  $ 8,816,555   $ 4,625,890   $   965,129   $   344,462
===========   ===========   ===========   ===========  ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                      SMITH BARNEY                SMITH BARNEY
                                                      INTERNATIONAL                  LARGE
                                                        ALL CAP                  CAPITALIZATION              STRATEGIC EQUITY
                                                    GROWTH PORTFOLIO            GROWTH PORTFOLIO                 PORTFOLIO
                                               -------------------------   --------------------------   ---------------------------
                                                   2003          2002          2003          2002           2003           2002
                                               -----------   -----------   -----------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..............  $    (3,387)  $    (5,685)  $   (68,394)  $    (47,264)  $   (114,680)  $    (70,033)
  Realized gain (loss) ......................     (662,752)     (384,723)     (158,812)      (416,887)    (1,120,688)    (1,907,383)
  Change in unrealized gain (loss)
    on investments ..........................    1,110,926      (294,533)    2,376,223     (1,170,513)     3,784,552     (2,948,459)
                                               -----------   -----------   -----------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .............      444,787      (684,941)    2,149,017     (1,634,664)     2,549,184     (4,925,875)
                                               -----------   -----------   -----------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............       23,645       177,984     1,030,078        457,956        135,810        981,352
  Participant transfers from other
    funding options .........................    1,077,040       186,593     1,134,903        179,788        187,261        219,167
  Administrative and asset allocation charges           --            --            --             --             --             --
  Contract surrenders .......................      (70,279)      (70,189)     (459,393)      (343,323)      (500,829)      (530,849)
  Participant transfers to other
    funding options .........................   (1,189,184)     (488,175)     (251,838)      (686,915)      (430,875)    (1,765,485)
  Other payments to participants ............           --            --       (71,741)          (756)       (45,291)       (52,639)
                                               -----------   -----------   -----------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......     (158,778)     (193,787)    1,382,009       (393,250)      (653,924)    (1,148,454)
                                               -----------   -----------   -----------   ------------   ------------   ------------

    Net increase (decrease) in net assets ...      286,009      (878,728)    3,531,026     (2,027,914)     1,895,260     (6,074,329)


NET ASSETS:
    Beginning of year .......................    1,792,538     2,671,266     4,382,506      6,410,420      8,728,468     14,802,797
                                               -----------   -----------   -----------   ------------   ------------   ------------
    End of year .............................  $ 2,078,547   $ 1,792,538   $ 7,913,532   $  4,382,506   $ 10,623,728   $  8,728,468
                                               ===========   ===========   ===========   ============   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                              EMERGING                                       SMITH BARNEY
       COMSTOCK                GROWTH               ENTERPRISE                 SMALL CAP
      PORTFOLIO -            PORTFOLIO -            PORTFOLIO -                 GROWTH
       CLASS II                CLASS II              CLASS II               OPPORTUNITIES
        SHARES                 SHARES                 SHARES                  PORTFOLIO
---------------------  ---------------------   ---------------------   ---------------------
   2003        2002       2003        2002        2003        2002        2003        2002
---------   ---------  ---------   ---------   ---------   ---------   ---------   ---------
$    (132)  $      --  $  (1,156)  $    (974)  $    (186)  $    (120)  $  (1,308)  $    (658)
       37          --    (12,444)       (151)        (22)     (1,198)     (3,410)     (2,713)

    5,951          --     34,992     (30,653)      4,247      (2,983)     41,775     (16,185)
---------   ---------  ---------   ---------   ---------   ---------   ---------   ---------


    5,856          --     21,392     (31,778)      4,039      (4,301)     37,057     (19,556)
---------   ---------  ---------   ---------   ---------   ---------   ---------   ---------


   55,821          --         --     122,255          --      10,625      31,523      58,229

   14,327          --     48,935      10,989      32,624       5,100      91,902      58,295
       --          --         --          --          --          --          --          --
   (1,867)         --    (40,719)         --          --          --      (2,503)     (1,217)

       --          --    (32,007)         --          --      (7,593)    (63,431)    (40,334)
       --          --         --          --          --          --          --          --
---------   ---------  ---------   ---------   ---------   ---------   ---------   ---------


   68,281          --    (23,791)    133,244      32,624       8,132      57,491      74,973
---------   ---------  ---------   ---------   ---------   ---------   ---------   ---------

   74,137          --     (2,399)    101,466      36,663       3,831      94,548      55,417



       --          --    101,466          --       8,267       4,436      79,610      24,193
---------   ---------  ---------   ---------   ---------   ---------   ---------   ---------
$  74,137   $      --  $  99,067   $ 101,466   $  44,930   $   8,267   $ 174,158   $  79,610
=========   =========  =========   =========   =========   =========   =========   =========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                             DYNAMIC CAPITAL
                                                      ASSET MANAGER               CONTRAFUND(R)                APPRECIATION
                                                        PORTFOLIO -                PORTFOLIO -                 PORTFOLIO -
                                                     SERVICE CLASS 2             SERVICE CLASS 2             SERVICE CLASS 2
                                               -------------------------   -------------------------   -------------------------
                                                   2003          2002          2003          2002          2003          2002
                                               -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............  $    70,024   $    42,153   $   (13,407)  $    (5,849)  $    (1,505)  $      (197)
  Realized gain (loss) ......................      (29,834)      (53,249)       13,012          (837)        5,667        (3,529)
  Change in unrealized gain (loss)
    on investments ..........................      502,892      (232,659)      373,986       (68,586)       25,738        (5,854)
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............      543,082      (243,755)      373,591       (75,272)       29,900        (9,580)
                                               -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............      727,794     1,703,549       362,418       914,762        34,576        43,890
  Participant transfers from other
    funding options .........................      138,112        59,004       337,071       242,154        60,981        91,132
  Administrative and asset allocation charges           --            --            --            --            --            --
  Contract surrenders .......................     (230,283)     (118,748)     (178,774)       (3,364)       (4,739)         (693)
  Participant transfers to other
    funding options .........................     (178,061)     (214,516)     (116,917)       (8,282)      (70,992)      (14,996)
  Other payments to participants ............           --            --            --            --            --            --
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......      457,562     1,429,289       403,798     1,145,270        19,826       119,333
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets ...    1,000,644     1,185,534       777,389     1,069,998        49,726       109,753


NET ASSETS:
    Beginning of year .......................    3,056,511     1,870,977     1,140,050        70,052       109,753            --
                                               -----------   -----------   -----------   -----------   -----------   -----------
    End of year .............................  $ 4,057,155   $ 3,056,511   $ 1,917,439   $ 1,140,050   $   159,479   $   109,753
                                               ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

            MID CAP
          PORTFOLIO -
        SERVICE CLASS 2                    COMBINED
-----------------------------   -----------------------------
     2003            2002            2003            2002
-------------   -------------   -------------   -------------

$     (15,081)  $      (7,421)  $   2,761,267   $   5,232,856
        5,279         (13,834)     (9,582,397)    (11,942,802)

      540,630         (81,807)     82,855,769     (50,268,135)
-------------   -------------   -------------   -------------


      530,828        (103,062)     76,034,639     (56,978,081)
-------------   -------------   -------------   -------------


      113,311         996,526      56,350,401     126,908,576

      429,133         335,638      54,392,798      50,429,360
           --              --        (995,377)       (824,715)
      (36,822)         (6,314)    (28,962,703)    (20,220,226)

      (95,195)       (175,570)    (59,476,948)    (59,869,633)
           --              --      (1,140,964)       (760,155)
-------------   -------------   -------------   -------------


      410,427       1,150,280      20,167,207      95,663,207
-------------   -------------   -------------   -------------

      941,255       1,047,218      96,201,846      38,685,126



    1,165,644         118,426     366,765,520     328,080,394
-------------   -------------   -------------   -------------
$   2,106,899   $   1,165,644   $ 462,967,366   $ 366,765,520
=============   =============   =============   =============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Travelers Separate Account Six for Variable Annuities ("Separate Account Six") is a separate account of The Travelers Life and Annuity Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Separate Account Six is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account Six is comprised of the Travelers Retirement Account Annuity product.

Participant purchase payments applied to Separate Account Six are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2003, the investments comprising Separate Account Six were:

     Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
       Company
     High Yield Bond Trust, Massachusetts business trust, Affiliate of The
       Company
     Managed Assets Trust, Massachusetts business trust, Affiliate of The
       Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     AIM Variable Insurance Funds, Inc., Delaware business trust
         AIM V.I. Premier Equity Fund - Series I
     CitiStreet Funds, Inc., Massachusetts business trust, Affiliate of The
       Company
         CitiStreet Diversified Bond Fund - Class I
         CitiStreet International Stock Fund - Class I
         CitiStreet Large Company Stock Fund - Class I
         CitiStreet Small Company Stock Fund - Class I
     Credit Suisse Trust, Massachusetts business trust
         Emerging Markets Portfolio
     Delaware VIP Trust, Maryland business trust
         Delaware VIP REIT Series - Standard Class
         Delaware VIP Small Cap Value Series - Standard Class
     Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus VIF Appreciation Portfolio - Initial Shares (Formerly
           Appreciation Portfolio - Initial Shares)
         Dreyfus VIF Developing Leaders Portfolio - Initial Shares (Formerly
           Small Cap Portfolio - Initial Shares)
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Mutual Shares Securities Fund - Class 2 Shares
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Equity Index Portfolio - Class II Shares
         Fundamental Value Portfolio
     Janus Aspen Series, Delaware business trust
         Balanced Portfolio - Service Shares
         Mid Cap Growth Portfolio - Service Shares (Formerly Aggressive Growth
           Portfolio - Service Shares)
         Worldwide Growth Portfolio - Service Shares
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Total Return Portfolio - Administrative Class
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT Discovery Growth Fund - Class IB Shares (Formerly Putnam VT
           Voyager II Fund - Class IB Shares)
         Putnam VT International Equity Fund - Class IB Shares (Formerly Putnam
           VT International Growth Fund - Class IB Shares)
         Putnam VT Small Cap Value Fund - Class IB Shares
     Salomon Brothers Variable Series Funds Inc., Maryland business trust,
       Affiliate of The Company
         All Cap Fund - Class I (Formerly Capital Fund - Class I)
         Investors Fund - Class I
         Small Cap Growth Fund - Class I
         Total Return Fund - Class I
     Smith Barney Investment Series, Massachusetts business trust, Affiliate of
       The Company
         Smith Barney Large Cap Core Portfolio
         Smith Barney Premier Selections All Cap Growth Portfolio
     Strong Variable Insurance Funds, Inc., Wisconsin business trust
         Strong Multi Cap Value Fund II

     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Federated Stock Portfolio
         Large Cap Portfolio
         Lazard International Stock Portfolio
         Merrill Lynch Large Cap Core Portfolio (Formerly MFS Research
           Portfolio)
         MFS Emerging Growth Portfolio
         MFS Mid Cap Growth Portfolio
         Pioneer Fund Portfolio (Formerly Utilities Portfolio)
         Social Awareness Stock Portfolio
         Travelers Quality Bond Portfolio
         U.S. Government Securities Portfolio
     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         MFS Total Return Portfolio
         Pioneer Strategic Income Portfolio (Formerly Putnam Diversified Income
           Portfolio)
         SB Adjustable Rate Income Portfolio - Class I Shares
         Smith Barney Aggressive Growth Portfolio
         Smith Barney High Income Portfolio
         Smith Barney International All Cap Growth Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Strategic Equity Portfolio (Formerly Alliance Growth Portfolio)
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class II Shares
         Enterprise Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust, Affiliate of The
       Company
         Smith Barney Small Cap Growth Opportunities Portfolio
     Variable Insurance Products Fund II, Massachusetts business trust
         Asset Manager Portfolio - Service Class 2
         Contrafund(R) Portfolio - Service Class 2
     Variable Insurance Products Fund III, Massachusetts business trust
         Dynamic Capital Appreciation Portfolio - Service Class 2
         Mid Cap Portfolio - Service Class 2

Not all funds may be available in all states or to all contract owners.

On July 12, 2002, AIM Capital Appreciation Portfolio of the Travelers Series Fund Inc. was substituted in place of Montgomery Variable Series: Growth Fund of The Montgomery Funds III and Equity Portfolio of The OCC Accumulation Trust, which are no longer available in this Separate Account.

The following is a summary of significant accounting policies consistently followed by Separate Account Six in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Separate Account Six form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account Six. Separate Account Six is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Separate Account Six adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide for Investment Companies ("AICPA Guide"). The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $90,219,604 and $66,849,726 respectively, for the year ended December 31, 2003. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $490,775,990 at December 31, 2003. Gross unrealized appreciation for all investments at December 31, 2003 was $13,557,892. Gross unrealized depreciation for all investments at December 31, 2003 was $41,294,178.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

-     Mortality and Expense Risks assumed by The Company (M&E)
-     Floor Benefit (FL)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option. The table displays the following Death Benefit (Dth Ben) designations; Standard (S) and Optional (O).

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                                      SIX
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Asset-based Charges
        Separate Account Charge (1)              Dth                                   -------------------
         (as identified in Note 5)               Ben              Product                 M&E      FL (2)             Total
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 0.80% 3% AIR              S    Travelers Retirement Account      0.80%                        0.80%

Separate Account Charge 0.80% 5% AIR              S    Travelers Retirement Account      0.80%                        0.80%

Separate Account Charge 0.80% 0.25% FL       (3)  S    Travelers Retirement Account      0.80%      0.25%             1.05%

Separate Account Charge 0.80% 0.43% FL       (3)  S    Travelers Retirement Account      0.80%      0.43%             1.23%

Separate Account Charge 0.80% 0.62% FL       (4)  S    Travelers Retirement Account      0.80%      0.62%             1.42%

Separate Account Charge 0.80% 1.10% FL       (4)  S    Travelers Retirement Account      0.80%      1.10%             1.90%

Separate Account Charge 1.25% 3% AIR              O    Travelers Retirement Account      1.25%                        1.25%

Separate Account Charge 1.25% 5% AIR              O    Travelers Retirement Account      1.25%                        1.25%

Separate Account Charge 1.25% 0.33% FL       (3)  O    Travelers Retirement Account      1.25%      0.33%             1.58%

Separate Account Charge 1.25% 0.53% FL       (3)  O    Travelers Retirement Account      1.25%      0.53%             1.78%

Separate Account Charge 1.25% 0.83% FL       (4)  O    Travelers Retirement Account      1.25%      0.83%             2.08%

Separate Account Charge 1.25% 1.40% FL       (4)  O    Travelers Retirement Account      1.25%      1.40%             2.65%

------------------------------------------------------------------------------------------------------------------------------------
(1)   Certain accumulation and annuity unit values displayed in Note 5 may not be available through certain sub-accounts.  If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 5.
(2)   This charge applies in the annuitization phase when the floor benefit has been selected.
(3)   Applies to the Travelers Quality Bond Portfolio and the U.S. Government Securities Portfolio.
(4)   Applies to the Equity Index Portfolio - Class II Shares.
------------------------------------------------------------------------------------------------------------------------------------

No sales charges are deducted from participant purchase payments when they are received. However, The Company assesses a withdrawal charge if a participant's purchase payment is surrendered within five years of its payment date. The maximum charge, applied to the amount withdrawn, is 5% decreasing to 0% in years six and later and is assessed through the redemption of units.

Withdrawal/surrender charges assessed were $472,610 and $439,188 for the years ended December 31,2003 and 2002 respectively. These charges are included in contract surrenders and other payments on the Statement of Changes in Net Assets.

If the Variable Annuitization Floor Benefit is selected, a charge is assessed through the redemption of units upon election of this benefit. This charge compensates The Company for guaranteeing a minimum variable annuity payment regardless of the performance of the variable funding option. The charge will vary based upon market conditions, but will not exceed 3% annually. It will be set at the time of election and remain level throughout the term of annuitization.

If the Variable Liquidity Benefit is selected, there is a surrender charge of 5% of the amount withdrawn assessed through the redemption of units,

Participants in CitiStreet Funds Inc. (the Funds), may elect to enter into a separate asset allocation advisory agreement with CitiStreet Financial Services, LLC (CitiStreet), an afflilate of The Company. Under this arrangement, CitiStreet provides asset allocation advice and charges participants an annual fee, plus a one-time set-up fee of $30. The annual fee, which decreases as the participant's assets increase, is equivalent to an amount of up to 0.80% of the participant's assets in the Funds. These fees totaled $995,382 and $824,838 for the years ended December 31, 2003 and 2002 respectively.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. OTHER

If the Optional Death Benefit and Credit is selected, The Company will add a credit to the applicable purchase contract with each purchase payment. Each credit is added to the contract value when the payment is applied and will equal 2% of each purchase payment. These credits are applied pro rata to the same funding option(s) to which the purchase payment was applied. An additional annuitization credit is applied to the contract value once an annuity option is purchased. This credit equals 0.5% of the contract value if annuitized during contract years 2-5, 1% during contract years 6-10, and 2% after contract year
10. There is no credit applied to contracts held less than one year.

5. NET CONTRACT OWNERS' EQUITY

                                                                                       DECEMBER 31, 2003
                                                             ----------------------------------------------------------------------

                                                              ACCUMULATION    ANNUITY     UNIT        ACCUMULATION         ANNUITY
                                                                  UNITS        UNITS      VALUE        NET ASSETS        NET ASSETS
                                                             --------------  ---------   -------     --------------     -----------
Capital Appreciation Fund
    Separate Account Charges 0.80% 3% AIR ...............        1,630,081         --    $ 0.503     $     820,414        $      --
    Separate Account Charges 1.25% 3% AIR ...............       21,432,338         --      0.495        10,609,813               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      0.495                --               --

High Yield Bond Trust
    Separate Account Charges 0.80% 3% AIR ...............          378,555      3,001      1.418           536,837            4,255
    Separate Account Charges 1.25% 3% AIR ...............        4,863,739         --      1.389         6,754,478               --
    Separate Account Charges 1.25% 5% AIR ...............               --     18,359      1.389                --           25,496

Managed Assets Trust
    Separate Account Charges 0.80% 3% AIR ...............          968,180         --      1.111         1,075,961               --
    Separate Account Charges 1.25% 3% AIR ...............       18,510,619         --      1.088        20,133,490               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      1.088                --               --

Money Market Portfolio
    Separate Account Charges 0.80% 3% AIR ...............        1,753,058         --      1.125         1,972,434               --
    Separate Account Charges 1.25% 3% AIR ...............       14,391,148         --      1.101        15,850,210               --
    Separate Account Charges 1.25% 5% AIR ...............               --      7,225      1.101                --            7,957

AIM Variable Insurance Funds, Inc.
  AIM V.I. Premier Equity Fund - Series I
    Separate Account Charges 0.80% 3% AIR ...............          103,683         --      0.763            79,075               --
    Separate Account Charges 1.25% 3% AIR ...............          221,312         --      0.754           166,771               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      0.754                --               --

CitiStreet Funds, Inc.
  CitiStreet Diversified Bond Fund - Class I
    Separate Account Charges 0.80% 3% AIR ...............        3,141,295      1,280      1.310         4,115,744            1,677
    Separate Account Charges 1.25% 3% AIR ...............       55,700,888         --      1.282        71,426,812               --
    Separate Account Charges 1.25% 5% AIR ...............               --     35,763      1.282                --           45,860
  CitiStreet International Stock Fund - Class I
    Separate Account Charges 0.80% 3% AIR ...............        2,010,293         --      0.899         1,807,594               --
    Separate Account Charges 1.25% 3% AIR ...............       36,390,928         --      0.880        32,025,083               --
    Separate Account Charges 1.25% 5% AIR ...............               --      7,212      0.880                --            6,347
  CitiStreet Large Company Stock Fund - Class I
    Separate Account Charges 0.80% 3% AIR ...............        4,110,325         --      0.683         2,807,087               --
    Separate Account Charges 1.25% 3% AIR ...............       73,000,402         --      0.668        48,794,817               --
    Separate Account Charges 1.25% 5% AIR ...............               --     14,898      0.668                --            9,958
  CitiStreet Small Company Stock Fund - Class I
    Separate Account Charges 0.80% 3% AIR ...............          844,568         --      1.732         1,462,413               --
    Separate Account Charges 1.25% 3% AIR ...............       15,965,548         --      1.695        27,057,395               --
    Separate Account Charges 1.25% 5% AIR ...............               --      5,812      1.695                --            9,849

Credit Suisse Trust
  Emerging Markets Portfolio
    Separate Account Charges 0.80% 3% AIR ...............           46,418         --      1.140            52,896               --
    Separate Account Charges 1.25% 3% AIR ...............        1,320,224         --      1.116         1,473,643               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      1.116                --               --

                                                                                       DECEMBER 31, 2003
                                                             ----------------------------------------------------------------------

                                                              ACCUMULATION    ANNUITY     UNIT        ACCUMULATION         ANNUITY
                                                                  UNITS        UNITS      VALUE        NET ASSETS        NET ASSETS
                                                             --------------  ---------   -------     --------------     -----------
Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class
    Separate Account Charges 0.80% 3% AIR ...............          282,138         --    $ 1.816     $     512,495        $      --
    Separate Account Charges 1.25% 3% AIR ...............        1,886,837         --      1.780         3,359,401               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      1.780                --               --
  Delaware VIP Small Cap Value Series - Standard Class
    Separate Account Charges 0.80% 3% AIR ...............          177,208         --      1.701           301,398               --
    Separate Account Charges 1.25% 3% AIR ...............        2,520,879         --      1.665         4,197,842               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      1.665                --               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Portfolio - Initial Shares
    Separate Account Charges 0.80% 3% AIR ...............          328,732      3,005      0.952           312,861            2,860
    Separate Account Charges 1.25% 3% AIR ...............        4,997,870         --      0.931         4,655,401               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      0.931                --               --
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    Separate Account Charges 0.80% 3% AIR ...............          589,418         --      1.360           801,865               --
    Separate Account Charges 1.25% 3% AIR ...............        7,588,481         --      1.332        10,105,783               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      1.332                --               --

Franklin Templeton Variable Insurance Products Trust
  Mutual Shares Securities Fund - Class 2 Shares
    Separate Account Charges 0.80% 3% AIR ...............           17,090         --      1.204            20,573               --
    Separate Account Charges 1.25% 3% AIR ...............            7,732         --      1.200             9,279               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      1.200                --               --

Greenwich Street Series Fund
  Appreciation Portfolio
    Separate Account Charges 0.80% 3% AIR ...............          100,091         --      0.954            95,471               --
    Separate Account Charges 1.25% 3% AIR ...............        2,700,590         --      0.942         2,545,204               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      0.942                --               --
  Equity Index Portfolio - Class II Shares
    Separate Account Charges 0.80% 3% AIR ...............        1,719,162        343      0.864         1,486,210              296
    Separate Account Charges 0.80% 62 FL ................               --     15,472      0.839                --           12,985
    Separate Account Charges 1.25% 3% AIR ...............       21,173,187     50,980      0.846        17,914,490           43,134
    Separate Account Charges 1.25% 5% AIR ...............               --     51,970      0.846                --           43,971
  Fundamental Value Portfolio
    Separate Account Charges 0.80% 3% AIR ...............          637,061         --      0.992           632,228               --
    Separate Account Charges 1.25% 3% AIR ...............        8,237,996         --      0.981         8,077,850               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      0.981                --               --

Janus Aspen Series
  Balanced Portfolio - Service Shares
    Separate Account Charges 0.80% 3% AIR ...............          123,022         --      1.005           123,674               --
    Separate Account Charges 1.25% 3% AIR ...............        1,458,079         --      0.993         1,448,290               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      0.993                --               --
  Mid Cap Growth Portfolio - Service Shares
    Separate Account Charges 0.80% 3% AIR ...............               --         --      0.736                --               --
    Separate Account Charges 1.25% 3% AIR ...............          128,580         --      0.727            93,515               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      0.727                --               --

                                                                                       DECEMBER 31, 2003
                                                             ----------------------------------------------------------------------

                                                              ACCUMULATION    ANNUITY     UNIT        ACCUMULATION         ANNUITY
                                                                  UNITS        UNITS      VALUE        NET ASSETS        NET ASSETS
                                                             --------------  ---------   -------     --------------     -----------
Janus Aspen Series (continued)
  Worldwide Growth Portfolio - Service Shares
    Separate Account Charges 0.80% 3% AIR ...............          319,311         --    $ 0.556     $     177,587        $      --
    Separate Account Charges 1.25% 3% AIR ...............        9,939,636         --      0.547         5,437,513               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      0.547                --               --

PIMCO Variable Insurance Trust
  Total Return Portfolio - Administrative Class
    Separate Account Charges 0.80% 3% AIR ...............          385,107         --      1.192           459,033               --
    Separate Account Charges 1.25% 3% AIR ...............        5,474,031         --      1.178         6,446,842               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      1.178                --               --

Putnam Variable Trust
  Putnam VT Discovery Growth Fund - Class IB Shares
    Separate Account Charges 0.80% 3% AIR ...............           11,671         --      0.739             8,627               --
    Separate Account Charges 1.25% 3% AIR ...............           87,768         --      0.730            64,100               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      0.730                --               --
  Putnam VT International Equity Fund - Class IB Shares
    Separate Account Charges 0.80% 3% AIR ...............           88,330         --      0.897            79,188               --
    Separate Account Charges 1.25% 3% AIR ...............          862,671         --      0.886           764,149               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      0.886                --               --
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 0.80% 3% AIR ...............          173,137         --      1.315           227,757               --
    Separate Account Charges 1.25% 3% AIR ...............        2,130,413         --      1.300         2,769,042               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      1.300                --               --

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
    Separate Account Charges 0.80% 3% AIR ...............          357,262         --      1.486           530,765               --
    Separate Account Charges 1.25% 3% AIR ...............        7,991,434         --      1.454        11,619,948               --
    Separate Account Charges 1.25% 5% AIR ...............               --     29,462      1.454                --           42,840
  Investors Fund - Class I
    Separate Account Charges 0.80% 3% AIR ...............          151,723         --      1.185           179,853               --
    Separate Account Charges 1.25% 3% AIR ...............        3,212,108         --      1.160         3,726,980               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      1.160                --               --
  Small Cap Growth Fund - Class I
    Separate Account Charges 0.80% 3% AIR ...............               --         --      0.932                --               --
    Separate Account Charges 1.25% 3% AIR ...............          419,725         --      0.920           386,348               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      0.920                --               --
  Total Return Fund - Class I
    Separate Account Charges 0.80% 3% AIR ...............           13,990         --      1.121            15,683               --
    Separate Account Charges 1.25% 3% AIR ...............          533,550         --      1.097           585,396               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      1.097                --               --

Smith Barney Investment Series
  Smith Barney Large Cap Core Portfolio
    Separate Account Charges 0.80% 3% AIR ...............           20,096         --      0.807            16,215               --
    Separate Account Charges 1.25% 3% AIR ...............          248,685         15      0.797           198,259               12
    Separate Account Charges 1.25% 5% AIR ...............               --         --      0.797                --               --

                                                                                       DECEMBER 31, 2003
                                                             ----------------------------------------------------------------------

                                                              ACCUMULATION    ANNUITY     UNIT        ACCUMULATION         ANNUITY
                                                                  UNITS        UNITS      VALUE        NET ASSETS        NET ASSETS
                                                             --------------  ---------   -------     --------------     -----------
Smith Barney Investment Series (continued)
  Smith Barney Premier Selections All Cap Growth Portfolio
    Separate Account Charges 0.80% 3% AIR ...............               --         --    $ 0.869     $          --        $      --
    Separate Account Charges 1.25% 3% AIR ...............           28,134         --      0.858            24,147               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      0.858                --               --

Strong Variable Insurance Funds, Inc.
  Strong Multi Cap Value Fund II
    Separate Account Charges 0.80% 3% AIR ...............            9,511         --      1.014             9,644               --
    Separate Account Charges 1.25% 3% AIR ...............          678,132         --      0.994           673,866               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      0.994                --               --

The Travelers Series Trust
  Disciplined Mid Cap Stock Portfolio
    Separate Account Charges 0.80% 3% AIR ...............          298,395         --      1.406           419,632               --
    Separate Account Charges 1.25% 3% AIR ...............        4,143,677         --      1.378         5,709,258               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      1.378                --               --
  Equity Income Portfolio
    Separate Account Charges 0.80% 3% AIR ...............        1,132,391      1,602      1.137         1,288,018            1,822
    Separate Account Charges 1.25% 3% AIR ...............       10,063,251         --      1.113        11,203,262               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      1.113                --               --
  Federated Stock Portfolio
    Separate Account Charges 0.80% 3% AIR ...............           60,043         --      1.015            60,952               --
    Separate Account Charges 1.25% 3% AIR ...............        1,305,879         --      0.994         1,297,954               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      0.994                --               --
  Large Cap Portfolio
    Separate Account Charges 0.80% 3% AIR ...............          524,562         --      0.807           423,064               --
    Separate Account Charges 1.25% 3% AIR ...............        8,803,827         --      0.789         6,949,296               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      0.789                --               --
  Lazard International Stock Portfolio
    Separate Account Charges 0.80% 3% AIR ...............           56,125      1,313      0.846            47,475            1,111
    Separate Account Charges 1.25% 3% AIR ...............          819,351         --      0.828           678,569               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      0.828                --               --
  Merrill Lynch Large Cap Core Portfolio
    Separate Account Charges 0.80% 3% AIR ...............           15,265         --      0.780            11,910               --
    Separate Account Charges 1.25% 3% AIR ...............          925,010         --      0.764           706,374               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      0.764                --               --
  MFS Emerging Growth Portfolio
    Separate Account Charges 0.80% 3% AIR ...............               --         --      0.681                --               --
    Separate Account Charges 1.25% 3% AIR ...............           33,417         --      0.672            22,470               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      0.672                --               --
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 0.80% 3% AIR ...............          256,356         --      0.909           233,001               --
    Separate Account Charges 1.25% 3% AIR ...............        4,626,084         --      0.890         4,117,518               --
    Separate Account Charges 1.25% 5% AIR ...............               --     11,084      0.890                --            9,865
  Pioneer Fund Portfolio
    Separate Account Charges 0.80% 3% AIR ...............          139,015         --      0.768           106,754               --
    Separate Account Charges 1.25% 3% AIR ...............        2,413,382         --      0.752         1,814,831               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      0.752                --               --
  Social Awareness Stock Portfolio
    Separate Account Charges 0.80% 3% AIR ...............          190,338         --      0.877           166,976               --
    Separate Account Charges 1.25% 3% AIR ...............        4,114,361         --      0.859         3,532,626               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      0.859                --               --

                                                                                       DECEMBER 31, 2003
                                                             ----------------------------------------------------------------------

                                                              ACCUMULATION    ANNUITY     UNIT        ACCUMULATION         ANNUITY
                                                                  UNITS        UNITS      VALUE        NET ASSETS        NET ASSETS
                                                             --------------  ---------   -------     --------------     -----------
The Travelers Series Trust (continued)
  Travelers Quality Bond Portfolio
    Separate Account Charges 0.80% 3% AIR ...............          336,903         --    $ 1.259     $     424,073        $      --
    Separate Account Charges 1.25% 3% AIR ...............        7,124,796         --      1.232         8,777,631               --
    Separate Account Charges 1.25% 5% AIR ...............               --     17,944      1.232                --           22,106
  U.S. Government Securities Portfolio
    Separate Account Charges 0.80% 3% AIR ...............          640,159      1,497      1.326           848,737            1,985
    Separate Account Charges 1.25% 3% AIR ...............       12,863,484     11,986      1.298        16,692,438           15,554
    Separate Account Charges 1.25% 5% AIR ...............               --         --      1.298                --               --

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 0.80% 3% AIR ...............           35,106         --      0.840            29,474               --
    Separate Account Charges 1.25% 3% AIR ...............          771,142         --      0.830           639,686               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      0.830                --               --
  MFS Total Return Portfolio
    Separate Account Charges 0.80% 3% AIR ...............        1,112,494         --      1.240         1,379,494               --
    Separate Account Charges 1.25% 3% AIR ...............       12,188,087     11,500      1.214        14,796,317           13,961
    Separate Account Charges 1.25% 5% AIR ...............               --         --      1.214                --               --
  Pioneer Strategic Income Portfolio
    Separate Account Charges 0.80% 3% AIR ...............           37,669         --      1.285            48,421               --
    Separate Account Charges 1.25% 3% AIR ...............          829,179         --      1.259         1,044,191               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      1.259                --               --
  SB Adjustable Rate Income Portfolio - Class I Shares
    Separate Account Charges 0.80% 3% AIR ...............           12,265         --      1.001            12,277               --
    Separate Account Charges 1.25% 3% AIR ...............           12,295         --      1.000            12,292               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      1.000                --               --
  Smith Barney Aggressive Growth Portfolio
    Separate Account Charges 0.80% 3% AIR ...............          829,147         --      0.846           701,445               --
    Separate Account Charges 1.25% 3% AIR ...............        9,708,546         --      0.836         8,115,110               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      0.836                --               --
  Smith Barney High Income Portfolio
    Separate Account Charges 0.80% 3% AIR ...............           20,424         --      1.065            21,742               --
    Separate Account Charges 1.25% 3% AIR ...............          904,827         --      1.043           943,387               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      1.043                --               --
  Smith Barney International All Cap Growth Portfolio
    Separate Account Charges 0.80% 3% AIR ...............          182,229         --      0.755           137,547               --
    Separate Account Charges 1.25% 3% AIR ...............        2,627,323         --      0.739         1,941,000               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      0.739                --               --
  Smith Barney Large Capitalization Growth Portfolio
    Separate Account Charges 0.80% 3% AIR ...............          414,435         --      0.991           410,665               --
    Separate Account Charges 1.25% 3% AIR ...............        7,724,150         --      0.970         7,491,678               --
    Separate Account Charges 1.25% 5% AIR ...............               --     11,536      0.970                --           11,189
  Strategic Equity Portfolio
    Separate Account Charges 0.80% 3% AIR ...............          859,074      2,330      0.787           676,042            1,833
    Separate Account Charges 1.25% 3% AIR ...............       12,884,572         --      0.770         9,923,729               --
    Separate Account Charges 1.25% 5% AIR ...............               --     28,725      0.770                --           22,124

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Separate Account Charges 0.80% 3% AIR ...............           15,449         --      1.257            19,414               --
    Separate Account Charges 1.25% 3% AIR ...............           43,676         --      1.253            54,723               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      1.253                --               --

                                                                                       DECEMBER 31, 2003
                                                             ----------------------------------------------------------------------

                                                              ACCUMULATION    ANNUITY     UNIT        ACCUMULATION         ANNUITY
                                                                  UNITS        UNITS      VALUE        NET ASSETS        NET ASSETS
                                                             --------------  ---------   -------     --------------     -----------
Van Kampen Life Investment Trust (continued)
  Emerging Growth Portfolio - Class II Shares
    Separate Account Charges 0.80% 3% AIR ...............               --         --    $ 0.688     $          --        $      --
    Separate Account Charges 1.25% 3% AIR ...............          145,755         --      0.680            99,067               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      0.680                --               --
  Enterprise Portfolio - Class II Shares
    Separate Account Charges 0.80% 3% AIR ...............               --         --      0.794                --               --
    Separate Account Charges 1.25% 3% AIR ...............           57,287         --      0.784            44,930               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      0.784                --               --

Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
    Separate Account Charges 0.80% 3% AIR ...............               --         --      0.986                --               --
    Separate Account Charges 1.25% 3% AIR ...............          178,822         --      0.974           174,158               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      0.974                --               --

Variable Insurance Products Fund II
  Asset Manager Portfolio - Service Class 2
    Separate Account Charges 0.80% 3% AIR ...............          262,244         --      0.949           248,749               --
    Separate Account Charges 1.25% 3% AIR ...............        4,081,743         --      0.933         3,808,406               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      0.933                --               --
  Contrafund(R) Portfolio - Service Class 2
    Separate Account Charges 0.80% 3% AIR ...............          244,184         --      1.083           264,531               --
    Separate Account Charges 1.25% 3% AIR ...............        1,544,183         --      1.070         1,652,908               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      1.070                --               --

Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Separate Account Charges 0.80% 3% AIR ...............            5,993         --      0.962             5,764               --
    Separate Account Charges 1.25% 3% AIR ...............          161,766         --      0.950           153,715               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      0.950                --               --
  Mid Cap Portfolio - Service Class 2
    Separate Account Charges 0.80% 3% AIR ...............          103,819         --      1.264           131,200               --
    Separate Account Charges 1.25% 3% AIR ...............        1,582,278         --      1.249         1,975,699               --
    Separate Account Charges 1.25% 5% AIR ...............               --         --      1.249                --               --
                                                                                                     -------------        ---------

Net Contract Owners' Equity .............................                                            $ 462,608,319        $ 359,047
                                                                                                     =============        =========

6. STATEMENT OF INVESTMENTS                                                          FOR THE YEAR ENDED DECEMBER 31, 2003
                                                                           ---------------------------------------------------------
INVESTMENTS                                                                   NO. OF         MARKET         COST OF       PROCEEDS
                                                                              SHARES         VALUE         PURCHASES     FROM SALES
                                                                           ------------   ------------   ------------   ------------
CAPITAL APPRECIATION FUND (2.5%)
    Total (Cost $16,644,748)                                                    206,319   $ 11,432,116   $    998,359   $  1,792,620
                                                                           ------------   ------------   ------------   ------------

HIGH YIELD BOND TRUST (1.6%)
    Total (Cost $6,856,670)                                                     750,234      7,322,287      2,290,365        955,740
                                                                           ------------   ------------   ------------   ------------

MANAGED ASSETS TRUST (4.6%)
    Total (Cost $23,908,464)                                                  1,349,427     21,212,988      3,001,188      1,959,048
                                                                           ------------   ------------   ------------   ------------

MONEY MARKET PORTFOLIO (3.8%)
    Total (Cost $17,828,809)                                                 17,828,809     17,828,809      9,204,825     13,974,704
                                                                           ------------   ------------   ------------   ------------

AIM VARIABLE INSURANCE FUNDS, INC. (0.1%)
  AIM V.I. Premier Equity Fund - Series I
    Total (Cost $234,953)                                                        12,154        245,883        189,640        149,758
                                                                           ------------   ------------   ------------   ------------

CITISTREET FUNDS, INC. (40.9%)
  CitiStreet Diversified Bond Fund - Class I (Cost $71,499,152)               6,467,306     75,602,810     11,659,087      9,074,819
  CitiStreet International Stock Fund - Class I (Cost $36,872,839)            2,829,817     33,844,611      6,992,847      5,961,728
  CitiStreet Large Company Stock Fund - Class I (Cost $57,296,959)            4,833,374     51,620,436      8,264,698      2,089,859
  CitiStreet Small Company Stock Fund - Class I (Cost $29,039,443)            2,346,583     28,534,450      5,082,791      1,818,467
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $194,708,393)                                                16,477,080    189,602,307     31,999,423     18,944,873
                                                                           ------------   ------------   ------------   ------------

CREDIT SUISSE TRUST (0.3%)
  Emerging Markets Portfolio
    Total (Cost $1,695,289)                                                     143,630      1,526,785        123,385        155,248
                                                                           ------------   ------------   ------------   ------------

DELAWARE VIP TRUST (1.8%)
  Delaware VIP REIT Series - Standard Class (Cost $3,063,306)                   255,781      3,872,526        949,760        525,406
  Delaware VIP Small Cap Value Series - Standard Class (Cost $3,464,564)        175,507      4,499,993      1,057,283        687,431
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $6,527,870)                                                     431,288      8,372,519      2,007,043      1,212,837
                                                                           ------------   ------------   ------------   ------------

DREYFUS VARIABLE INVESTMENT FUND (3.4%)
  Dreyfus VIF Appreciation Portfolio - Initial Shares (Cost $5,328,825)         144,449      4,971,946        565,013        721,516
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    (Cost $13,261,096)                                                          291,775     10,909,461        954,283        972,161
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $18,589,921)                                                    436,224     15,881,407      1,519,296      1,693,677
                                                                           ------------   ------------   ------------   ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (0.0%)
  Mutual Shares Securities Fund - Class 2 Shares
    Total (Cost $27,084)                                                          2,005         29,856         27,165             84
                                                                           ------------   ------------   ------------   ------------

GREENWICH STREET SERIES FUND (6.7%)
  Appreciation Portfolio (Cost $2,357,394)                                      121,319      2,641,118        845,035         64,673
  Equity Index Portfolio - Class II Shares (Cost $21,939,023)                   718,920     19,504,290      2,581,135      1,588,623
  Fundamental Value Portfolio (Cost $7,693,461)                                 433,840      8,711,512      1,441,092        341,458
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $31,989,878)                                                  1,274,079     30,856,920      4,867,262      1,994,754
                                                                           ------------   ------------   ------------   ------------

JANUS ASPEN SERIES (1.6%)
  Balanced Portfolio - Service Shares (Cost $1,482,537)                          66,004      1,572,225        409,011        211,035
  Mid Cap Growth Portfolio - Service Shares (Cost $89,387)                        4,443         93,531         36,251          8,327
  Worldwide Growth Portfolio - Service Shares (Cost $8,211,625)                 218,523      5,616,045        400,974        775,058
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $9,783,549)                                                     288,970      7,281,801        846,236        994,420
                                                                           ------------   ------------   ------------   ------------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                        FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                                            -----------------------------------------------------
INVESTMENTS                                                                    NO. OF        MARKET       COST OF       PROCEEDS
                                                                               SHARES        VALUE       PURCHASES     FROM SALES
                                                                            -----------   -----------   -----------   -----------
PIMCO VARIABLE INSURANCE TRUST (1.5%)
  Total Return Portfolio - Administrative Class
    Total (Cost $6,783,523)                                                     666,702   $ 6,907,032   $ 2,994,528   $ 1,730,252
                                                                            -----------   -----------   -----------   -----------

PUTNAM VARIABLE TRUST (0.8%)
  Putnam VT Discovery Growth Fund - Class IB Shares (Cost $60,096)               15,744        72,738        17,771        30,124
  Putnam VT International Equity Fund - Class IB Shares (Cost $701,277)          65,640       843,474     1,217,590     1,114,689
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $2,386,613)            165,414     2,997,300       692,697       580,233
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $3,147,986)                                                     246,798     3,913,512     1,928,058     1,725,046
                                                                            -----------   -----------   -----------   -----------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (3.7%)
  All Cap Fund - Class I (Cost $11,293,153)                                     780,767    12,195,585     1,223,739       932,791
  Investors Fund - Class I (Cost $3,838,430)                                    307,918     3,907,483       338,353       362,508
  Small Cap Growth Fund - Class I (Cost $340,998)                                31,570       386,414       135,474        52,636
  Total Return Fund - Class I (Cost $571,944)                                    55,924       601,181       181,495       109,403
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $16,044,525)                                                  1,176,179    17,090,663     1,879,061     1,457,338
                                                                            -----------   -----------   -----------   -----------

SMITH BARNEY INVESTMENT SERIES (0.1%)
  Smith Barney Large Cap Core Portfolio (Cost $210,344)                          24,743       214,522       109,704         6,952
  Smith Barney Premier Selections All Cap Growth Portfolio (Cost $22,211)         2,048        24,151        29,054        18,054
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $232,555)                                                        26,791       238,673       138,758        25,006
                                                                            -----------   -----------   -----------   -----------

STRONG VARIABLE INSURANCE FUNDS, INC. (0.1%)
  Strong Multi Cap Value Fund II
    Total (Cost $627,690)                                                        67,820       683,626        40,350       115,466
                                                                            -----------   -----------   -----------   -----------

THE TRAVELERS SERIES TRUST (14.2%)
  Disciplined Mid Cap Stock Portfolio (Cost $5,497,221)                         350,481     6,129,913       858,273       784,751
  Equity Income Portfolio (Cost $11,199,061)                                    753,173    12,495,133     2,403,768     1,115,547
  Federated Stock Portfolio (Cost $1,362,468)                                    89,475     1,359,131        94,671       109,480
  Large Cap Portfolio (Cost $9,861,692)                                         559,453     7,373,586       572,954       791,450
  Lazard International Stock Portfolio (Cost $610,813)                           72,655       727,274       168,105        47,177
  Merrill Lynch Large Cap Core Portfolio (Cost $1,103,045)                       91,516       718,403        77,868        66,780
  MFS Emerging Growth Portfolio (Cost $23,250)                                    2,404        22,474            --           248
  MFS Mid Cap Growth Portfolio (Cost $8,648,882)                                633,884     4,361,120       595,056       714,055
  Pioneer Fund Portfolio (Cost $2,819,759)                                      175,999     1,921,905        71,292       290,759
  Social Awareness Stock Portfolio (Cost $4,207,110)                            160,600     3,700,220       302,508       396,919
  Travelers Quality Bond Portfolio (Cost $9,318,625)                            822,958     9,225,364     2,749,127     1,799,433
  U.S. Government Securities Portfolio (Cost $18,011,241)                     1,394,892    17,561,685     4,849,750     4,804,738
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $72,663,167)                                                  5,107,490    65,596,208    12,743,372    10,921,337
                                                                            -----------   -----------   -----------   -----------

TRAVELERS SERIES FUND INC. (10.4%)
  AIM Capital Appreciation Portfolio (Cost $566,630)                             66,528       669,272       220,825       244,540
  MFS Total Return Portfolio (Cost $16,194,244)                                 998,301    16,192,439     3,144,543     1,607,535
  Pioneer Strategic Income Portfolio (Cost $1,159,639)                          120,751     1,092,796       493,212       334,370
  SB Adjustable Rate Income Portfolio - Class I Shares (Cost $24,597)             2,457        24,572        52,745        28,148
  Smith Barney Aggressive Growth Portfolio (Cost $8,264,966)                    725,165     8,818,009     2,787,642       489,422
  Smith Barney High Income Portfolio (Cost $994,643)                            129,918       965,293       767,243       236,854
  Smith Barney International All Cap Growth Portfolio (Cost $2,436,120)         187,287     2,078,889     1,058,739     1,220,801
  Smith Barney Large Capitalization Growth Portfolio (Cost $7,819,939)          550,790     7,914,856     1,980,226       665,877
  Strategic Equity Portfolio (Cost $17,327,049)                                 658,741    10,625,494       385,400     1,153,401
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $54,787,827)                                                  3,439,938    48,381,620    10,890,575     5,980,948
                                                                            -----------   -----------   -----------   -----------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                        FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                                            ------------------------------------------------------
INVESTMENTS                                                                     NO. OF        MARKET       COST OF      PROCEEDS
                                                                                SHARES        VALUE       PURCHASES    FROM SALES
                                                                            ------------  ------------  ------------  ------------
VAN KAMPEN LIFE INVESTMENT TRUST (0.0%)
  Comstock Portfolio - Class II Shares (Cost $68,197)                              6,310  $     74,148  $     70,148  $      1,988
  Emerging Growth Portfolio - Class II Shares (Cost $94,744)                       4,094        99,084        48,934        73,878
  Enterprise Portfolio - Class II Shares (Cost $43,435)                            3,425        44,937        32,648           205
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $206,376)                                                         13,829       218,169       151,730        76,071
                                                                            ------------  ------------  ------------  ------------

VARIABLE ANNUITY PORTFOLIOS (0.0%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $148,021)                                                         17,281       174,188       123,260        67,059
                                                                            ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND II (1.4%)
  Asset Manager Portfolio - Service Class 2 (Cost $3,943,401)                    284,361     4,057,832       937,343       409,488
  Contrafund(R)Portfolio - Service Class 2 (Cost $1,610,891)                      83,635     1,917,748       683,417       292,862
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $5,554,292)                                                      367,996     5,975,580     1,620,760       702,350
                                                                            ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND III (0.5%)
  Dynamic Capital Appreciation Portfolio - Service Class 2 (Cost $139,622)        22,722       159,506        95,487        77,155
  Mid Cap Portfolio - Service Class 2 (Cost $1,644,778)                           87,912     2,107,249       539,478       143,935
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $1,784,400)                                                      110,634     2,266,755       634,965       221,090
                                                                            ------------  ------------  ------------  ------------

TOTAL INVESTMENTS (100%)
  (COST $490,775,990)                                                                     $463,039,704  $ 90,219,604  $ 66,849,726
                                                                                          ============  ============  ============

7. FINANCIAL HIGHLIGHTS

                                                                                            INVEST-     EXPENSE
                                                   YEAR             UNIT VALUE      NET     MENT(1)     RATIO(2)    TOTAL RETURN(3)
                                                   ENDED    UNITS   LOWEST TO     ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                   DEC 31  (000S)   HIGHEST ($)   ($000S)  RATIO (%)  HIGHEST (%)      HIGHEST (%)
                                                   ------  ------  -------------  -------  ---------  -----------  -----------------
CAPITAL APPRECIATION FUND                            2003  23,062  0.495 - 0.503   11,430      0.05   0.80 - 1.25      23.44 - 23.89
                                                     2002  24,496  0.401 - 0.406    9,839      1.59   0.80 - 1.25  (26.01) - (25.78)
                                                     2001  24,515  0.542 - 0.547   13,302      0.49   0.80 - 1.25  (27.05) - (26.58)

HIGH YIELD BOND TRUST                                2003   5,264  1.389 - 1.418    7,321      8.22   0.80 - 1.25      27.55 - 28.09
                                                     2002   4,541  1.089 - 1.107    4,951     16.09   0.80 - 1.25        3.32 - 3.75
                                                     2001   3,427  1.054 - 1.067    3,616      6.41   0.80 - 1.25        8.21 - 8.66

MANAGED ASSETS TRUST                                 2003  19,479  1.088 - 1.111   21,209      2.69   0.80 - 1.25      20.49 - 21.02
                                                     2002  18,744  0.903 - 0.918   16,939      6.17   0.80 - 1.25    (9.70) - (9.38)
                                                     2001  20,076  1.000 - 1.013   20,096      2.74   0.80 - 1.25    (6.28) - (5.86)

MONEY MARKET PORTFOLIO                               2003  16,151  1.101 - 1.125   17,831      0.78   0.80 - 1.25      (0.54) - 0.00
                                                     2002  20,405  1.107 - 1.125   22,604      1.37   0.80 - 1.25        0.18 - 0.54
                                                     2001  17,518  1.105 - 1.119   19,375      3.59   0.80 - 1.25        0.09 - 2.94
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Premier Equity Fund - Series I            2003     325  0.754 - 0.763      246      0.45   0.80 - 1.25      23.61 - 24.07
                                                     2002     278  0.610 - 0.615      170      0.50   0.80 - 1.25  (31.15) - (30.74)
                                                     2001     103          0.886       91      0.39          1.25             (4.32)
CITISTREET FUNDS, INC.
  CitiStreet Diversified Bond Fund - Class I         2003  58,879  1.282 - 1.310   75,590      4.14   0.80 - 1.25        4.23 - 4.72
                                                     2002  58,475  1.230 - 1.251   71,981      4.37   0.80 - 1.25        7.61 - 8.12
                                                     2001  43,875  1.143 - 1.157   50,169      4.71   0.80 - 1.25        5.54 - 5.95

  CitiStreet International Stock Fund - Class I      2003  38,408  0.880 - 0.899   33,839      0.81   0.80 - 1.25      28.47 - 28.98
                                                     2002  36,636  0.685 - 0.697   25,127      0.65   0.80 - 1.25  (23.29) - (22.90)
                                                     2001  25,633  0.893 - 0.904   22,906      1.28   0.80 - 1.25  (22.42) - (22.07)

  CitiStreet Large Company Stock Fund - Class I      2003  77,126  0.668 - 0.683   51,612      0.72   0.80 - 1.25      26.52 - 27.19
                                                     2002  66,019  0.528 - 0.537   34,901      0.70   0.80 - 1.25  (23.81) - (23.50)
                                                     2001  44,578  0.693 - 0.702   30,918      0.89   0.80 - 1.25  (16.81) - (16.43)

  CitiStreet Small Company Stock Fund - Class I      2003  16,816  1.695 - 1.732   28,530      0.14   0.80 - 1.25      41.37 - 41.97
                                                     2002  14,207  1.199 - 1.220   17,057      0.55   0.80 - 1.25  (24.69) - (24.32)
                                                     2001  11,111  1.592 - 1.612   17,702      0.05   0.80 - 1.25        0.32 - 0.75
CREDIT SUISSE TRUST
  Emerging Markets Portfolio                         2003   1,367  1.116 - 1.140    1,527        --   0.80 - 1.25      41.09 - 41.79
                                                     2002   1,413  0.791 - 0.804    1,119      0.19   0.80 - 1.25  (12.69) - (12.23)
                                                     2001   1,316  0.906 - 0.916    1,193        --   0.80 - 1.25  (10.74) - (10.37)
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard Class          2003   2,169  1.780 - 1.816    3,872      2.50   0.80 - 1.25      32.34 - 32.94
                                                     2002   1,944  1.345 - 1.366    2,621      1.57   0.80 - 1.25        3.22 - 3.64
                                                     2001     697  1.303 - 1.318      910      1.70   0.80 - 1.25        7.42 - 7.94
  Delaware VIP Small Cap Value Series -
    Standard Class                                   2003   2,698  1.665 - 1.701    4,499      0.36   0.80 - 1.25      40.15 - 40.81
                                                     2002   2,414  1.188 - 1.208    2,870      0.36   0.80 - 1.25    (6.75) - (6.28)
                                                     2001   1,037  1.274 - 1.289    1,321      0.73   0.80 - 1.25      10.49 - 10.93

                                                                                            INVEST-     EXPENSE
                                                   YEAR             UNIT VALUE      NET     MENT(1)     RATIO(2)    TOTAL RETURN(3)
                                                   ENDED    UNITS   LOWEST TO     ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                   DEC 31  (000S)   HIGHEST ($)   ($000S)  RATIO (%)  HIGHEST (%)      HIGHEST (%)
                                                   ------  ------  -------------  -------  ---------  -----------  -----------------
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF Appreciation Portfolio -
    Initial Shares                                   2003   5,330  0.931 - 0.952    4,971      1.41   0.80 - 1.25      19.67 - 20.20
                                                     2002   5,542  0.778 - 0.792    4,318      1.05   0.80 - 1.25  (17.76) - (17.33)
                                                     2001   5,842  0.946 - 0.958    5,534      0.85   0.80 - 1.25  (10.50) - (10.05)
  Dreyfus VIF Developing Leaders
    Portfolio - Initial Shares                       2003   8,178  1.332 - 1.360   10,908      0.03   0.80 - 1.25      30.08 - 30.64
                                                     2002   8,146  1.024 - 1.041    8,351      0.04   0.80 - 1.25  (20.12) - (19.80)
                                                     2001   7,553  1.282 - 1.298    9,689      0.46   0.80 - 1.25    (7.30) - (6.89)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Mutual Shares Securities Fund - Class 2 Shares     2003      25  1.200 - 1.204       30        --   0.80 - 1.25       9.45 - 12.78
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                             2003   2,801  0.942 - 0.954    2,641      0.79   0.80 - 1.25      22.98 - 23.58
                                                     2002   1,847  0.766 - 0.772    1,415      2.46   0.80 - 1.25  (18.60) - (18.13)
                                                     2001     174  0.941 - 0.943      164        --   0.80 - 1.25    (1.57) - (1.47)

  Equity Index Portfolio - Class II Shares           2003  23,011  0.846 - 0.864   19,501      1.04   0.80 - 1.25      26.08 - 26.69
                                                     2002  21,599  0.666 - 0.682   14,504      1.87   0.80 - 1.42  (23.54) - (23.02)
                                                     2001  20,009  0.871 - 0.886   17,517      0.69   0.80 - 1.42  (13.59) - (13.05)

  Fundamental Value Portfolio                        2003   8,875  0.981 - 0.992    8,710      0.67   0.80 - 1.25      37.01 - 37.40
                                                     2002   7,493  0.716 - 0.722    5,369      1.41   0.80 - 1.25  (22.26) - (21.86)
                                                     2001   2,778  0.921 - 0.924    2,560      0.28   0.80 - 1.25   (10.58) - (5.33)
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares                2003   1,581  0.993 - 1.005    1,572      1.89   0.80 - 1.25      12.33 - 12.79
                                                     2002   1,371  0.884 - 0.891    1,213      2.53   0.80 - 1.25    (7.92) - (7.38)
                                                     2001     289          0.960      277      2.90          1.25             (4.00)

  Mid Cap Growth Portfolio - Service Shares          2003     129          0.727       94        --          1.25              33.15
                                                     2002      86          0.546       47        --          1.25            (29.09)
                                                     2001      76          0.770       59        --          1.25            (10.47)

  Worldwide Growth Portfolio - Service Shares        2003  10,259  0.547 - 0.556    5,615      0.84   0.80 - 1.25      22.10 - 22.74
                                                     2002  11,018  0.448 - 0.453    4,937      0.59   0.80 - 1.25  (26.56) - (26.34)
                                                     2001  10,929  0.610 - 0.615    6,673      0.27   0.80 - 1.25  (23.65) - (23.22)
PIMCO VARIABLE INSURANCE TRUST
  Total Return Portfolio - Administrative Class      2003   5,859  1.178 - 1.192    6,906      2.85   0.80 - 1.25        3.79 - 4.20
                                                     2002   4,905  1.135 - 1.144    5,572      4.04   0.80 - 1.25        7.69 - 8.23
                                                     2001     261  1.054 - 1.057      276      2.15   0.80 - 1.25        2.62 - 3.84
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund -
    Class IB Shares                                  2003      99  0.730 - 0.739       73        --   0.80 - 1.25      30.36 - 31.03
                                                     2002     112  0.560 - 0.564       63        --   0.80 - 1.25  (30.52) - (27.51)
                                                     2001       +          0.806        +        --          1.25               0.00
  Putnam VT International Equity Fund -
    Class IB Shares                                  2003     951  0.886 - 0.897      843      0.82   0.80 - 1.25      26.93 - 27.60
                                                     2002     779  0.698 - 0.703      544      0.36   0.80 - 1.25  (18.65) - (18.35)
                                                     2001     135  0.858 - 0.861      116        --   0.80 - 1.25    (14.20) - 14.04
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                        2003   2,304  1.300 - 1.315    2,997      0.33   0.80 - 1.25      47.90 - 48.42
                                                     2002   2,190  0.879 - 0.886    1,928      0.11   0.80 - 1.25  (19.36) - (18.94)
                                                     2001     391  1.090 - 1.093      426        --   0.80 - 1.25        2.64 - 2.82

                                                                                            INVEST-     EXPENSE
                                                   YEAR             UNIT VALUE      NET     MENT(1)     RATIO(2)    TOTAL RETURN(3)
                                                   ENDED    UNITS   LOWEST TO     ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                   DEC 31  (000S)   HIGHEST ($)   ($000S)  RATIO (%)  HIGHEST (%)      HIGHEST (%)
                                                   ------  ------  -------------  -------  ---------  -----------  -----------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
  All Cap Fund - Class I                             2003   8,378  1.454 - 1.486   12,194      0.27   0.80 - 1.25      37.30 - 37.98
                                                     2002   8,083  1.059 - 1.077    8,566      0.44   0.80 - 1.25  (26.00) - (25.67)
                                                     2001   6,717  1.431 - 1.449    9,613      0.81   0.80 - 1.25        0.63 - 1.12

  Investors Fund - Class I                           2003   3,364  1.160 - 1.185    3,907      1.44   0.80 - 1.25      30.63 - 31.23
                                                     2002   3,395  0.888 - 0.903    3,016      1.19   0.80 - 1.25  (23.97) - (23.67)
                                                     2001   3,228  1.168 - 1.183    3,773      0.92   0.80 - 1.25    (5.35) - (4.90)

  Small Cap Growth Fund - Class I                    2003     420  0.920 - 0.932      386        --   0.80 - 1.25      46.96 - 47.70
                                                     2002     318          0.626      199        --          1.25            (35.53)
                                                     2001     123  0.971 - 0.974      119        --   0.80 - 1.25      (1.82) - 1.88

  Total Return Fund - Class I                        2003     548  1.097 - 1.121      601      1.79   0.80 - 1.25      14.51 - 14.97
                                                     2002     486  0.958 - 0.975      466      1.75   0.80 - 1.25    (8.06) - (7.58)
                                                     2001     336  1.042 - 1.055      350      2.38   0.80 - 1.25    (2.07) - (1.59)
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Large Cap Core Portfolio              2003     269  0.797 - 0.807      214      0.67   0.80 - 1.25      21.87 - 22.46
                                                     2002     128  0.654 - 0.659       84      0.63   0.80 - 1.25  (26.93) - (26.53)
                                                     2001      86  0.895 - 0.897       77        --   0.80 - 1.25   (11.91) - (5.08)
  Smith Barney Premier Selections All
    Cap Growth Portfolio                             2003      28  0.858 - 0.869       24        --   0.80 - 1.25      32.61 - 33.28
                                                     2002      14          0.647        9      0.07          1.25            (27.71)
                                                     2001       6          0.895        5        --          1.25             (8.77)
STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Multi Cap Value Fund II                     2003     688  0.994 - 1.014      684      0.11   0.80 - 1.25      36.73 - 37.21
                                                     2002     782  0.727 - 0.739      569      0.56   0.80 - 1.25  (24.11) - (23.74)
                                                     2001     493  0.958 - 0.969      473      0.01   0.80 - 1.25        2.79 - 3.30
THE TRAVELERS SERIES TRUST
  Disciplined Mid Cap Stock Portfolio                2003   4,442  1.378 - 1.406    6,129      0.31   0.80 - 1.25      32.12 - 32.64
                                                     2002   4,350  1.043 - 1.060    4,541      0.61   0.80 - 1.25  (15.41) - (15.00)
                                                     2001   3,272  1.233 - 1.247    4,035      0.30   0.80 - 1.25    (5.23) - (4.81)

  Equity Income Portfolio                            2003  11,197  1.113 - 1.137   12,493      0.99   0.80 - 1.25      29.57 - 30.09
                                                     2002   9,855  0.859 - 0.874    8,484      1.21   0.80 - 1.25  (15.03) - (14.65)
                                                     2001   7,222  1.011 - 1.024    7,307      1.22   0.80 - 1.25    (7.76) - (7.33)

  Federated Stock Portfolio                          2003   1,366  0.994 - 1.015    1,359      1.52   0.80 - 1.25      25.98 - 26.56
                                                     2002   1,388  0.789 - 0.802    1,095      3.11   0.80 - 1.25  (20.30) - (19.96)
                                                     2001     774  0.990 - 1.002      767      1.31   0.80 - 1.25        0.41 - 0.91

  Large Cap Portfolio                                2003   9,328  0.789 - 0.807    7,372      0.40   0.80 - 1.25      23.09 - 23.77
                                                     2002   9,548  0.641 - 0.652    6,127      0.48   0.80 - 1.25  (23.78) - (23.38)
                                                     2001   9,746  0.841 - 0.851    8,199      0.48   0.80 - 1.25  (18.35) - (18.02)

  Lazard International Stock Portfolio               2003     877  0.828 - 0.846      727      2.11   0.80 - 1.25      26.99 - 27.60
                                                     2002     716  0.652 - 0.663      467      2.81   0.80 - 1.25  (14.10) - (13.67)
                                                     2001     401  0.759 - 0.768      304      0.16   0.80 - 1.25  (27.09) - (26.79)

                                                                                            INVEST-     EXPENSE
                                                   YEAR             UNIT VALUE      NET     MENT(1)     RATIO(2)    TOTAL RETURN(3)
                                                   ENDED    UNITS   LOWEST TO     ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                   DEC 31  (000S)   HIGHEST ($)   ($000S)  RATIO (%)  HIGHEST (%)      HIGHEST (%)
                                                   ------  ------  -------------  -------  ---------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Merrill Lynch Large Cap Core Portfolio             2003     940  0.764 - 0.780      718      0.72   0.80 - 1.25      19.75 - 20.18
                                                     2002     923  0.638 - 0.649      589      0.56   0.80 - 1.25  (26.07) - (25.74)
                                                     2001   1,262  0.863 - 0.874    1,089      0.04   0.80 - 1.25  (23.43) - (23.06)

  MFS Emerging Growth Portfolio                      2003      33          0.672       22        --          1.25              27.51
                                                     2002      33          0.527       18        --          1.25            (35.10)
                                                     2001      10          0.812        8        --          1.25             (3.45)

  MFS Mid Cap Growth Portfolio                       2003   4,894  0.890 - 0.909    4,360        --   0.80 - 1.25      35.26 - 36.08
                                                     2002   5,025  0.658 - 0.668    3,307        --   0.80 - 1.25  (49.42) - (49.28)
                                                     2001   5,778  1.301 - 1.317    7,523        --   0.80 - 1.25  (24.62) - (24.27)

  Pioneer Fund Portfolio                             2003   2,552  0.752 - 0.768    1,922      1.43   0.80 - 1.25      22.28 - 22.88
                                                     2002   2,896  0.615 - 0.625    1,783      6.61   0.80 - 1.25  (31.13) - (30.79)
                                                     2001   3,507  0.893 - 0.903    3,132      1.84   0.80 - 1.25  (23.94) - (23.67)

  Social Awareness Stock Portfolio                   2003   4,305  0.859 - 0.877    3,700      0.56   0.80 - 1.25      27.26 - 27.84
                                                     2002   4,410  0.675 - 0.686    2,978      0.85   0.80 - 1.25  (25.74) - (25.52)
                                                     2001   4,915  0.909 - 0.921    4,471      0.42   0.80 - 1.25  (16.76) - (16.27)

  Travelers Quality Bond Portfolio                   2003   7,480  1.232 - 1.259    9,224      4.94   0.80 - 1.25        5.66 - 6.16
                                                     2002   6,977  1.166 - 1.186    8,142      8.04   0.80 - 1.25        4.48 - 4.96
                                                     2001   5,244  1.116 - 1.130    5,855      3.38   0.80 - 1.25        5.78 - 6.30

  U.S. Government Securities Portfolio               2003  13,517  1.298 - 1.326   17,559      4.63   0.80 - 1.25        1.49 - 1.92
                                                     2002  14,236  1.279 - 1.301   18,220      9.27   0.80 - 1.25      12.19 - 12.74
                                                     2001   6,129  1.140 - 1.154    6,989      4.10   0.80 - 1.25        4.49 - 5.00
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio                 2003     806  0.830 - 0.840      669        --   0.80 - 1.25      27.69 - 28.44
                                                     2002     837  0.650 - 0.654      544        --   0.80 - 1.25   (24.57) - (4.97)

  MFS Total Return Portfolio                         2003  13,312  1.214 - 1.240   16,190      2.38   0.80 - 1.25      15.07 - 15.56
                                                     2002  12,061  1.055 - 1.073   12,741      7.12   0.80 - 1.25    (6.39) - (5.96)
                                                     2001   7,286  1.127 - 1.141    8,221      2.87   0.80 - 1.25    (1.31) - (0.78)

  Pioneer Strategic Income Portfolio                 2003     867  1.259 - 1.285    1,093      9.34   0.80 - 1.25      17.99 - 18.54
                                                     2002     796  1.067 - 1.084      850     28.67   0.80 - 1.25        4.61 - 5.04
                                                     2001     489  1.020 - 1.032      499      8.12   0.80 - 1.25        2.48 - 2.93
  SB Adjustable Rate Income Portfolio -
    Class I Shares                                   2003      25  1.000 - 1.001       25      0.23   0.80 - 1.25               0.10

  Smith Barney Aggressive Growth Portfolio           2003  10,538  0.836 - 0.846    8,817        --   0.80 - 1.25      32.91 - 33.44
                                                     2002   7,349  0.629 - 0.634    4,626        --   0.80 - 1.25  (33.51) - (33.19)
                                                     2001   3,391  0.946 - 0.949    3,208        --   0.80 - 1.25    (8.75) - (8.42)

  Smith Barney High Income Portfolio                 2003     925  1.043 - 1.065      965      9.59   0.80 - 1.25      25.97 - 26.48
                                                     2002     416  0.828 - 0.842      344     25.32   0.80 - 1.25    (4.39) - (3.99)
                                                     2001     353  0.866 - 0.877      306     11.21   0.80 - 1.25    (5.04) - (4.47)

                                                                                            INVEST-     EXPENSE
                                                   YEAR             UNIT VALUE      NET     MENT(1)     RATIO(2)    TOTAL RETURN(3)
                                                   ENDED    UNITS   LOWEST TO     ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                   DEC 31  (000S)   HIGHEST ($)   ($000S)  RATIO (%)  HIGHEST (%)      HIGHEST (%)
                                                   ------  ------  -------------  -------  ---------  -----------  -----------------
TRAVELERS SERIES FUND INC. (CONTINUED)
  Smith Barney International All Cap
    Growth Portfolio                                 2003   2,810  0.739 - 0.755    2,079      1.04   0.80 - 1.25      25.89 - 26.47
                                                     2002   3,051  0.587 - 0.597    1,793      0.96   0.80 - 1.25  (26.63) - (26.30)
                                                     2001   3,337  0.800 - 0.810    2,671        --   0.80 - 1.25  (32.03) - (31.70)
  Smith Barney Large Capitalization
    Growth Portfolio                                 2003   8,150  0.970 - 0.991    7,914      0.03   0.80 - 1.25      45.65 - 46.38
                                                     2002   6,579  0.666 - 0.677    4,383      0.34   0.80 - 1.25  (25.67) - (25.36)
                                                     2001   7,152  0.896 - 0.907    6,410        --   0.80 - 1.25  (13.60) - (13.21)

  Strategic Equity Portfolio                         2003  13,775  0.770 - 0.787   10,624        --   0.80 - 1.25      30.95 - 31.61
                                                     2002  14,819  0.588 - 0.598    8,728      0.58   0.80 - 1.25  (34.45) - (34.14)
                                                     2001  16,490  0.897 - 0.908   14,803      0.20   0.80 - 1.25  (14.41) - (14.10)
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares               2003      59  1.253 - 1.257       74        --   0.80 - 1.25       9.78 - 13.19

  Emerging Growth Portfolio - Class II Shares        2003     146          0.680       99        --          1.25              25.46
                                                     2002     187          0.542      101      0.02          1.25            (32.50)

  Enterprise Portfolio - Class II Shares             2003      57          0.784       45      0.15          1.25              24.05
                                                     2002      13          0.632        8      0.17          1.25            (30.47)
                                                     2001       5          0.909        4        --          1.25               5.45
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio                          2003     179          0.974      174        --          1.25              40.14
                                                     2002     115          0.695       80        --          1.25            (26.53)
                                                     2001      26          0.946       24        --          1.25            (10.92)
VARIABLE INSURANCE PRODUCTS FUND II
  Asset Manager Portfolio - Service Class 2          2003   4,344  0.933 - 0.949    4,057      3.20   0.80 - 1.25      16.19 - 16.73
                                                     2002   3,804  0.803 - 0.813    3,057      2.96   0.80 - 1.25   (10.18) - (9.67)
                                                     2001   2,092  0.894 - 0.900    1,871      3.34   0.80 - 1.25    (5.60) - (5.16)

  Contrafund(R)Portfolio - Service Class 2           2003   1,788  1.070 - 1.083    1,917      0.28   0.80 - 1.25      26.63 - 27.11
                                                     2002   1,347  0.845 - 0.852    1,140      0.13   0.80 - 1.25  (11.25) - (10.77)
                                                     2001      74          0.947       70        --          1.25               0.42
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                                2003     168  0.950 - 0.962      159        --   0.80 - 1.25      23.38 - 23.97
                                                     2002     142  0.770 - 0.776      110      0.60   0.80 - 1.25   (10.60) - (8.77)

  Mid Cap Portfolio - Service Class 2                2003   1,686  1.249 - 1.264    2,107      0.23   0.80 - 1.25      36.65 - 37.24
                                                     2002   1,274  0.914 - 0.921    1,166      0.17   0.80 - 1.25  (11.18) - (10.76)
                                                     2001     115          1.029      118        --          1.25               2.49

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum values.

+ Less than 1,000

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                       CAPITAL                     HIGH YIELD                     MANAGED
                                                  APPRECIATION FUND                BOND TRUST                   ASSETS TRUST
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    24,496,379     24,515,293      4,540,628      3,426,631     18,744,170     20,076,096
Accumulation units purchased and
  transferred from other funding options .     3,124,708      5,319,795      1,536,473      2,355,705      3,190,171      2,234,875
Accumulation units redeemed and
  transferred to other funding options ...    (4,558,668)    (5,338,709)      (811,730)    (1,239,894)    (2,455,542)    (3,566,801)
Annuity units ............................            --             --         (1,717)        (1,814)            --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    23,062,419     24,496,379      5,263,654      4,540,628     19,478,799     18,744,170
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                    AIM V.I.                     CITISTREET
                                                                                    PREMIER                      DIVERSIFIED
                                                     MONEY MARKET                EQUITY FUND -                   BOND FUND -
                                                      PORTFOLIO                     SERIES I                       CLASS I
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    20,404,899     17,518,121        278,341        102,789     58,474,561     43,875,158
Accumulation units purchased and
  transferred from other funding options .    13,124,485     17,410,193        266,128        259,657     12,709,748     24,661,689
Accumulation units redeemed and
  transferred to other funding options ...   (17,377,389)   (14,522,830)      (219,474)       (84,105)   (12,302,105)   (10,059,242)
Annuity units ............................          (564)          (585)            --             --         (2,978)        (3,044)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    16,151,431     20,404,899        324,995        278,341     58,879,226     58,474,561
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                     CITISTREET                    CITISTREET                    CITISTREET
                                                    INTERNATIONAL                 LARGE COMPANY                 SMALL COMPANY
                                                     STOCK FUND -                  STOCK FUND -                  STOCK FUND -
                                                       CLASS I                       CLASS I                       CLASS I
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    36,636,205     25,633,038     66,019,241     44,578,297     14,207,327     11,110,573
Accumulation units purchased and
  transferred from other funding options .    15,481,380     18,798,992     19,868,228     28,665,350      4,901,395      5,277,543
Accumulation units redeemed and
  transferred to other funding options ...   (13,708,589)    (7,795,229)    (8,760,680)    (7,223,174)    (2,292,340)    (2,180,309)
Annuity units ............................          (563)          (596)        (1,164)        (1,232)          (454)          (480)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    38,408,433     36,636,205     77,125,625     66,019,241     16,815,928     14,207,327
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                    DELAWARE                    DELAWARE VIP
                                                                                    VIP REIT                      SMALL CAP
                                                       EMERGING                     SERIES -                    VALUE SERIES -
                                                  MARKETS PORTFOLIO              STANDARD CLASS                 STANDARD CLASS
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     1,413,272      1,316,160      1,944,375        697,062      2,414,488      1,036,785
Accumulation units purchased and
  transferred from other funding options .       127,296        307,265        598,149      2,145,059        799,280      1,773,236
Accumulation units redeemed and
  transferred to other funding options ...      (173,926)      (210,153)      (373,549)      (897,746)      (515,681)      (395,533)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     1,366,642      1,413,272      2,168,975      1,944,375      2,698,087      2,414,488
                                             ===========    ===========    ===========    ===========    ===========    ===========

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                                   DREYFUS VIF
                                                    DREYFUS VIF                    DEVELOPING                  MUTUAL SHARES
                                                    APPRECIATION                    LEADERS                      SECURITIES
                                                    PORTFOLIO -                   PORTFOLIO -                       FUND -
                                                   INITIAL SHARES                INITIAL SHARES                CLASS 2 SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     5,541,825      5,842,119      8,146,388      7,552,625             --             --
Accumulation units purchased and
  transferred from other funding options .       672,709      1,013,878      1,012,511      1,996,007         24,822             --
Accumulation units redeemed and
  transferred to other funding options ...      (884,746)    (1,313,984)      (981,000)    (1,402,244)            --             --
Annuity units ............................          (181)          (188)            --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     5,329,607      5,541,825      8,177,899      8,146,388         24,822             --
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                 EQUITY INDEX
                                                     APPRECIATION                 PORTFOLIO -                   FUNDAMENTAL
                                                      PORTFOLIO                 CLASS II SHARES               VALUE PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     1,846,562        173,879     21,598,801     20,009,490      7,493,393      2,777,726
Accumulation units purchased and
  transferred from other funding options .     1,058,931      1,805,281      3,808,793      4,888,885      1,902,847      5,662,013
Accumulation units redeemed and
  transferred to other funding options ...      (104,812)      (132,598)    (2,387,350)    (3,289,984)      (521,183)      (946,346)
Annuity units ............................            --             --         (9,130)        (9,590)            --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     2,800,681      1,846,562     23,011,114     21,598,801      8,875,057      7,493,393
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                    MID CAP                      WORLDWIDE
                                                      BALANCED                       GROWTH                       GROWTH
                                                     PORTFOLIO -                   PORTFOLIO -                   PORTFOLIO -
                                                   SERVICE SHARES                SERVICE SHARES                SERVICE SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     1,370,660        288,529         85,735         76,227     11,017,837     10,928,874
Accumulation units purchased and
  transferred from other funding options .       425,916      1,148,092         54,619         16,098        925,657      1,932,146
Accumulation units redeemed and
  transferred to other funding options ...      (215,475)       (65,961)       (11,774)        (6,590)    (1,684,547)    (1,843,183)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     1,581,101      1,370,660        128,580         85,735     10,258,947     11,017,837
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                  TOTAL RETURN                   PUTNAM VT
                                                                                  PORTFOLIO -                    DISCOVERY
                                                       EQUITY                    ADMINISTRATIVE                 GROWTH FUND -
                                                      PORTFOLIO                       CLASS                    CLASS IB SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................            --        366,281      4,904,837        261,426        112,122            417
Accumulation units purchased and
  transferred from other funding options .            --         17,918      2,649,356      5,035,076         29,279        124,573
Accumulation units redeemed and
  transferred to other funding options ...            --       (384,199)    (1,695,055)      (391,665)       (41,962)       (12,868)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................            --             --      5,859,138      4,904,837         99,439        112,122
                                             ===========    ===========    ===========    ===========    ===========    ===========

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                                    PUTNAM VT
                                                      PUTNAM VT                     SMALL CAP
                                                    INTERNATIONAL                  VALUE FUND -
                                                    EQUITY FUND -                    CLASS IB                     ALL CAP
                                                   CLASS IB SHARES                    SHARES                   FUND - CLASS I
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................       778,679        135,002      2,190,096        390,948      8,083,278      6,716,582
Accumulation units purchased and
  transferred from other funding options .     1,735,608      2,162,512        737,359      2,272,321      1,106,384      2,773,850
Accumulation units redeemed and
  transferred to other funding options ...    (1,563,286)    (1,518,835)      (623,905)      (473,173)      (809,039)    (1,404,544)
Annuity units ............................            --             --             --             --         (2,465)        (2,610)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................       951,001        778,679      2,303,550      2,190,096      8,378,158      8,083,278
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                    SMALL CAP
                                                      INVESTORS                    GROWTH FUND -                TOTAL RETURN
                                                    FUND - CLASS I                    CLASS I                  FUND - CLASS I
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     3,394,919      3,228,164        317,694        122,502        486,202        335,694
Accumulation units purchased and
  transferred from other funding options .       354,516        729,099        170,434        225,737        147,927        198,612
Accumulation units redeemed and
  transferred to other funding options ...      (385,604)      (562,344)       (68,403)       (30,545)       (86,589)       (48,104)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     3,363,831      3,394,919        419,725        317,694        547,540        486,202
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                  SMITH BARNEY
                                                                                    PREMIER
                                                     SMITH BARNEY                  SELECTIONS                   STRONG MULTI
                                                       LARGE CAP                    ALL CAP                      CAP VALUE
                                                    CORE PORTFOLIO              GROWTH PORTFOLIO                  FUND II
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................       128,456         86,483         14,026          5,930        782,251        493,493
Accumulation units purchased and
  transferred from other funding options .       147,824         94,588         38,104         12,586         49,702        372,899
Accumulation units redeemed and
  transferred to other funding options ...        (7,484)       (52,630)       (23,996)        (4,490)      (144,310)       (84,141)
Annuity units ............................            --             15             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................       268,796        128,456         28,134         14,026        687,643        782,251
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                      MONTGOMERY                   DISCIPLINED
                                                   VARIABLE SERIES:                  MID CAP                   EQUITY INCOME
                                                     GROWTH FUND                 STOCK PORTFOLIO                 PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................            --        657,355      4,349,558      3,271,749      9,855,053      7,222,096
Accumulation units purchased and
  transferred from other funding options .            --             --        852,903      1,866,770      2,720,102      4,389,512
Accumulation units redeemed and
  transferred to other funding options ...            --       (657,355)      (760,389)      (788,961)    (1,377,814)    (1,756,455)
Annuity units ............................            --             --             --             --            (97)          (100)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................            --             --      4,442,072      4,349,558     11,197,244      9,855,053
                                             ===========    ===========    ===========    ===========    ===========    ===========

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                                                                   LAZARD
                                                      FEDERATED                     LARGE CAP                   INTERNATIONAL
                                                   STOCK PORTFOLIO                  PORTFOLIO                  STOCK PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     1,387,506        774,191      9,548,425      9,745,795        715,825        400,771
Accumulation units purchased and
  transferred from other funding options .        87,003        711,377        950,784      1,465,874        223,018      1,777,535
Accumulation units redeemed and
  transferred to other funding options ...      (108,587)       (98,062)    (1,170,820)    (1,663,244)       (61,975)    (1,462,399)
Annuity units ............................            --             --             --             --            (79)           (82)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     1,365,922      1,387,506      9,328,389      9,548,425        876,789        715,825
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                    MERRILL LYNCH                                                 MFS MID
                                                      LARGE CAP                   MFS EMERGING                  CAP GROWTH
                                                   CORE PORTFOLIO               GROWTH PORTFOLIO                 PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................       922,641      1,261,546         33,417         10,322      5,025,352      5,777,804
Accumulation units purchased and
  transferred from other funding options .       102,627         13,937             --         29,285        833,255        526,645
Accumulation units redeemed and
  transferred to other funding options ...       (84,993)      (352,842)            --         (6,190)      (964,156)    (1,278,115)
Annuity units ............................            --             --             --             --           (927)          (982)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................       940,275        922,641         33,417         33,417      4,893,524      5,025,352
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                     PIONEER FUND                SOCIAL AWARENESS             TRAVELERS QUALITY
                                                      PORTFOLIO                  STOCK PORTFOLIO               BOND PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     2,895,679      3,506,797      4,409,840      4,915,331      6,977,000      5,243,863
Accumulation units purchased and
  transferred from other funding options .        83,881        492,511        360,683        535,536      2,300,882      3,348,561
Accumulation units redeemed and
  transferred to other funding options ...      (427,163)    (1,103,629)      (465,824)    (1,041,027)    (1,796,738)    (1,613,834)
Annuity units ............................            --             --             --             --         (1,501)        (1,590)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     2,552,397      2,895,679      4,304,699      4,409,840      7,479,643      6,977,000
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                         U.S.
                                                      GOVERNMENT                   AIM CAPITAL
                                                      SECURITIES                  APPRECIATION                   MFS TOTAL
                                                      PORTFOLIO                     PORTFOLIO                 RETURN PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    14,235,641      6,128,866        836,592             --     12,061,228      7,285,742
Accumulation units purchased and
  transferred from other funding options .     3,905,503     11,086,833        287,768      1,066,966      2,898,326      5,933,965
Accumulation units redeemed and
  transferred to other funding options ...    (4,620,990)    (2,979,964)      (318,112)      (230,374)    (1,644,742)    (1,158,479)
Annuity units ............................        (3,028)           (94)            --             --         (2,731)            --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    13,517,126     14,235,641        806,248        836,592     13,312,081     12,061,228
                                             ===========    ===========    ===========    ===========    ===========    ===========

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                                 SB ADJUSTABLE
                                                                                  RATE INCOME                   SMITH BARNEY
                                                  PIONEER STRATEGIC            PORTFOLIO - CLASS I               AGGRESSIVE
                                                   INCOME PORTFOLIO                  SHARES                   GROWTH PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................       796,336        489,404             --             --      7,349,316      3,390,870
Accumulation units purchased and
  transferred from other funding options .       353,674        403,150         52,689             --      4,119,242      5,056,234
Accumulation units redeemed and
  transferred to other funding options ...      (283,162)       (96,218)       (28,129)            --       (930,865)    (1,097,788)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................       866,848        796,336         24,560             --     10,537,693      7,349,316
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                 SMITH BARNEY                   SMITH BARNEY
                                                     SMITH BARNEY                INTERNATIONAL                      LARGE
                                                      HIGH INCOME                   ALL CAP                     CAPITALIZATION
                                                       PORTFOLIO                GROWTH PORTFOLIO               GROWTH PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................       415,761        352,538      3,051,156      3,337,499      6,579,425      7,152,319
Accumulation units purchased and
  transferred from other funding options .       728,531        189,541      1,788,388        555,215      2,554,716        843,968
Accumulation units redeemed and
  transferred to other funding options ...      (219,041)      (126,318)    (2,029,992)      (841,558)      (983,116)    (1,415,880)
Annuity units ............................            --             --             --             --           (904)          (982)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................       925,251        415,761      2,809,552      3,051,156      8,150,121      6,579,425
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                    COMSTOCK                      EMERGING
                                                                                   PORTFOLIO -                     GROWTH
                                                   STRATEGIC EQUITY                 CLASS II                     PORTFOLIO -
                                                      PORTFOLIO                      SHARES                    CLASS II SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    14,818,799     16,490,072             --             --        187,292             --
Accumulation units purchased and
  transferred from other funding options .       449,731      1,683,290         60,715             --         83,879        187,292
Accumulation units redeemed and
  transferred to other funding options ...    (1,491,396)    (3,351,885)        (1,590)            --       (125,416)            --
Annuity units ............................        (2,433)        (2,678)            --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    13,774,701     14,818,799         59,125             --        145,755        187,292
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                  SMITH BARNEY
                                                     ENTERPRISE                    SMALL CAP                   ASSET MANAGER
                                                     PORTFOLIO -                     GROWTH                     PORTFOLIO -
                                                      CLASS II                    OPPORTUNITIES                   SERVICE
                                                       SHARES                       PORTFOLIO                     CLASS 2
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................        13,084          4,883        114,615         25,573      3,803,966      2,092,124
Accumulation units purchased and
  transferred from other funding options .        44,203         18,533        149,553        137,038      1,020,873      2,123,253
Accumulation units redeemed and
  transferred to other funding options ...            --        (10,332)       (85,346)       (47,996)      (480,852)      (411,411)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................        57,287         13,084        178,822        114,615      4,343,987      3,803,966
                                             ===========    ===========    ===========    ===========    ===========    ===========

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                                DYNAMIC CAPITAL
                                                    CONTRAFUND(R)                 APPRECIATION                     MID CAP
                                                     PORTFOLIO -                  PORTFOLIO -                    PORTFOLIO -
                                                   SERVICE CLASS 2               SERVICE CLASS 2               SERVICE CLASS 2
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     1,346,880         73,969        142,442             --      1,273,889        115,071
Accumulation units purchased and
  transferred from other funding options .       757,590      1,286,444        112,540        165,484        543,301      1,352,675
Accumulation units redeemed and
  transferred to other funding options ...      (316,103)       (13,533)       (87,223)       (23,042)      (131,093)      (193,857)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     1,788,367      1,346,880        167,759        142,442      1,686,097      1,273,889
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                             COMBINED
                                                  -----------------------------
                                                       2003             2002
                                                       ----             ----
Accumulation and annuity units
  beginning of year ..........................     441,014,365      343,404,944
Accumulation units purchased and
  transferred from other funding options .....     121,207,099      188,938,954
Accumulation units redeemed and
  transferred to other funding options .......     (96,785,820)     (91,302,901)
Annuity units ................................         (30,916)         (26,632)
                                                  ------------     ------------
Accumulation and annuity units
  end of year ................................     465,404,728      441,014,365
                                                  ============     ============

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of the Travelers Life and Annuity Company and Owners of Variable Annuity Contracts of The Travelers Separate Account Six for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Separate Account Six for Variable Annuities as of December 31, 2003 and the related statement of operations for the year then ended and the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the balance sheet is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Travelers Separate Account Six for Variable Annuities as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                  /s/ KPMG LLP

Hartford, Connecticut
March 19, 2004

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Separate Account Six for Variable Annuities or shares of Separate Account Six's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account Six for Variable Annuities product(s) offered by The Travelers Life and Annuity Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.



VG-SEP6 (Annual) (12-03) Printed in U.S.A.


                          INDEPENDENT AUDITORS' REPORT



The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

We have audited the accompanying balance sheets of The Travelers Life and Annuity Company as of December 31, 2003 and 2002, and the related statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the financial statements, the Company changed its method of accounting for goodwill and intangible assets in 2002 and for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/KPMG LLP

Hartford, Connecticut
February 26, 2004

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                              STATEMENTS OF INCOME
                                ($ IN THOUSANDS)


FOR THE YEAR ENDED DECEMBER 31,                                                         2003               2002               2001
                                                                                        ----               ----               ----
REVENUES
Premiums                                                                              $  40,866         $  42,893         $  39,222
Net investment income                                                                   356,463           311,946           251,054
Realized investment gains (losses)                                                       (7,202)          (30,584)           26,144
Fee income                                                                              237,366           189,686           173,113
Other revenues                                                                           18,834            19,530            14,317
------------------------------------------------------------------------------------------------------------------------------------
     Total Revenues                                                                     646,327           533,471           503,850
------------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                                                    89,729            94,513            88,842
Interest credited to contractholders                                                    216,952           180,610           125,880
Amortization of deferred acquisition costs                                              136,310            66,972            89,475
General and administrative expenses                                                      49,288            32,352            23,404
------------------------------------------------------------------------------------------------------------------------------------
     Total Benefits and Expenses                                                        492,279           374,447           327,601
------------------------------------------------------------------------------------------------------------------------------------

Income before federal income taxes and cumulative effect of
   change in accounting principle                                                       154,048           159,024           176,249
------------------------------------------------------------------------------------------------------------------------------------

Federal income taxes
     Current                                                                             73,423           (31,143)          (19,007)
     Deferred                                                                           (38,835)           86,797            80,096
------------------------------------------------------------------------------------------------------------------------------------
     Total Federal Income Taxes                                                          34,588            55,654            61,089
------------------------------------------------------------------------------------------------------------------------------------

Income before cumulative effect of change in accounting
     principle                                                                          119,460           103,370           115,160

Cumulative effect of change in accounting for derivative
     instruments and hedging activities, net of tax
                                                                                             --                --               (62)
------------------------------------------------------------------------------------------------------------------------------------
Net Income                                                                            $ 119,460         $ 103,370         $ 115,098
====================================================================================================================================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                 BALANCE SHEETS
                                ($ IN THOUSANDS)


AT DECEMBER 31,                                                                                        2003                  2002
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Fixed maturities, available for sale at fair value (including $130,895 and
     $144,284 subject to securities lending agreements) (cost $5,033,778
     and $4,385,801)                                                                                $ 5,357,225          $ 4,520,299
Equity securities, at fair value (cost $8,253 and $14,939)                                                8,307               14,495
Mortgage loans                                                                                          135,347              134,078
Short-term securities                                                                                   195,279              475,365
Other invested assets                                                                                   392,638              384,616
------------------------------------------------------------------------------------------------------------------------------------
      Total Investments                                                                               6,088,796            5,528,853
------------------------------------------------------------------------------------------------------------------------------------
Separate and variable accounts                                                                        9,690,455            6,862,009
Deferred acquisition costs                                                                            1,279,118            1,064,118
Premiums and fees receivable                                                                             67,272               59,636
Other assets                                                                                            312,546              179,558
------------------------------------------------------------------------------------------------------------------------------------
     Total Assets                                                                                   $17,438,187          $13,694,174
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Future policy benefits and claims                                                                   $ 1,097,704          $ 1,145,692
Contractholder funds                                                                                  4,511,813            3,886,083
Separate and variable accounts                                                                        9,690,455            6,862,009
Deferred federal income taxes                                                                           224,821              199,350
Other liabilities                                                                                       514,718              441,249
------------------------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                               16,039,511           12,534,383
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $100; 100,000 shares authorized,
     30,000 issued and outstanding                                                                        3,000                3,000
Additional paid-in capital                                                                              417,316              417,316
Retained earnings                                                                                       763,994              644,534
Accumulated other changes in equity from nonowner sources                                               214,366               94,941
------------------------------------------------------------------------------------------------------------------------------------
     Total Shareholder's Equity                                                                       1,398,676            1,159,791
------------------------------------------------------------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity                                                     $17,438,187          $13,694,174
====================================================================================================================================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                  STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                ($ IN THOUSANDS)


                                                                                                  FOR THE YEAR ENDED
                                                                                                      DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK                                                                         2003                 2002               2001
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                        $     3,000          $    3,000         $   3,000
Changes in common stock                                                                    --                  --                --
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $     3,000          $    3,000         $   3,000
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                        $   417,316          $  417,316         $ 417,316
Capital contributed by parent                                                              --                  --                --
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $   417,316          $  417,316         $ 417,316
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
RETAINED EARNINGS
------------------------------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                                        $   644,534          $  541,164         $ 426,066
Net income                                                                            119,460             103,370           115,098
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $   763,994          $  644,534         $ 541,164
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
------------------------------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                                        $    94,941          $   16,084         $  13,622
Cumulative effect of change in accounting principle for
   derivative instruments and hedging activities, net of tax                               --                  --                62
Unrealized gains (losses), net of tax                                                 120,993              73,750              (924)
Derivative instrument hedging activity gains (losses),
    net of tax                                                                         (1,568)              5,107             3,324
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $   214,366          $   94,941         $  16,084
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
------------------------------------------------------------------------------------------------------------------------------------

Net income                                                                        $   119,460          $  103,370         $ 115,098
Other changes in equity from nonowner sources                                         119,425              78,857             2,462
------------------------------------------------------------------------------------------------------------------------------------
Total changes in equity from nonowner sources                                     $   238,885          $  182,227         $ 117,560
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                        $ 1,159,791          $  977,564         $ 860,004
Changes in total shareholder's equity                                                 238,885             182,227           117,560
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $ 1,398,676          $1,159,791         $ 977,564
====================================================================================================================================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                ($ IN THOUSANDS)


FOR THE YEARS ENDED DECEMBER 31,                                                           2003            2002             2001
------------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                                               $    43,903      $    43,490      $    37,915
     Net investment income received                                                       319,629          276,813          211,179
     Fee and other income received                                                        265,410          238,970          211,885
     Benefits and claims paid                                                            (105,867)        (103,513)        (103,224)
     Interest paid to contractholders                                                    (216,952)        (180,610)        (125,880)
     Operating expenses paid                                                             (437,335)        (343,932)        (354,506)
     Income taxes (paid) received                                                        (134,927)          88,888           45,257
     Other                                                                                 41,239          (21,047)         (31,175)
------------------------------------------------------------------------------------------------------------------------------------
         Net Cash Used in Operating Activities                                           (224,900)            (941)        (108,549)
------------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                                                 519,960          255,009           97,712
         Mortgage loans                                                                    22,628           36,193           20,941
     Proceeds from sales of investments
         Fixed maturities                                                               1,657,663        1,689,931          938,987
         Equity securities                                                                  7,769           35,556            6,363
         Real estate held for sale                                                            794               --              (36)
     Purchases of investments
         Fixed maturities                                                              (2,823,940)      (3,018,069)      (2,022,618)
         Equity securities                                                                 (3,506)         (35,735)          (2,274)
         Mortgage loans                                                                   (27,456)         (44,632)         (14,494)
     Policy loans, net                                                                        665          (11,201)          (3,395)
     Short-term securities (purchases) sales, net                                         280,086         (268,606)          40,618
     Other investment (purchases) sales, net                                              (45,906)         (20,915)          (6,334)
     Securities transactions in course of settlement, net                                  (3,561)         117,806           64,698
------------------------------------------------------------------------------------------------------------------------------------
         Net Cash Used in Investing Activities                                           (414,804)      (1,264,663)        (879,832)
------------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                                                         913,546        1,486,056        1,178,421
     Contractholder fund withdrawals                                                     (287,816)        (224,542)        (185,464)
------------------------------------------------------------------------------------------------------------------------------------
         Net Cash Provided by Financing Activities                                        625,730        1,261,514          992,957
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                           (13,974)          (4,090)           4,576
Cash at beginning of year                                                                  15,424           19,514           14,938
------------------------------------------------------------------------------------------------------------------------------------
Cash at December 31,                                                                  $     1,450      $    15,424      $    19,514
====================================================================================================================================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS


1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Significant accounting policies used in the preparation of the accompanying financial statements follow.

     BASIS OF PRESENTATION

     The Travelers Life and Annuity Company (the Company) is a wholly owned subsidiary of The Travelers Insurance Company (TIC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. On March 27, 2002, Travelers Property Casualty Corp. (TPC), TIC's parent at December 31, 2001, completed its initial public offering (IPO). On August 20, 2002, Citigroup made a tax-free distribution of the majority of its remaining interest in TPC to Citigroup Stockholders. Prior to the IPO, the common stock of TIC was distributed by TPC to Citigroup Insurance Holding Corporation (CIHC) so that TIC and the Company would remain indirect wholly owned subsidiaries of Citigroup. TIC has a license from TPC to use the names "Travelers Life & Annuity," "The Travelers Insurance Company," "The Travelers Life and Annuity Company" and related names in connection with the Company's business.

     The financial statements and accompanying footnotes of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

     The Company offers a variety of variable annuity products where the investment risk is borne by the contractholder, not the Company, and the benefits are not guaranteed. The premiums and deposits related to these products are reported in separate accounts. The Company considers it necessary to differentiate, for financial statement purposes, the results of the risks it has assumed from those it has not.

     Certain prior year amounts have been reclassified to conform to the 2003 presentation.

     ACCOUNTING CHANGES

     CONSOLIDATION OF VARIABLE INTEREST ENTITIES

     In January 2003, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46). FIN 46 changes the method of determining whether certain entities, including securitization entities, should be included in the Company's financial statements. An entity is subject to FIN 46 and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary,

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

     For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities and noncontrolling interest of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. The Company elected to implement the provisions of FIN 46 in the 2003 third quarter. Based upon the implementation guidance, the Company is not considered a primary beneficiary of any VIEs, thus no consolidations were required due to the implementation of FIN 46 on July 1, 2003. The Company does, however, hold a significant interest in other VIEs, none of which were material to the Company's financial statements.

     The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated. The FASB continues to provide additional guidance on implementing FIN 46 through FASB Staff Positions.

     In December 2003, the FASB released a revision of FIN 46 (FIN 46-R or the interpretation), which includes substantial changes from the original. The calculation of expected losses and expected residual returns have both been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, FIN 46-R changes the definition of a variable interest. The interpretation permits adoption of either the original or the revised versions of FIN 46 until the first quarter of 2004, at which time FIN 46-R must be adopted. For 2003 year-end, the Company's financial statements are in accordance with the original.

     The Company is evaluating the impact of applying FIN 46-R to existing VIEs in which it has variable interests and has not yet completed this analysis. At this time, it is anticipated that the effect on the Company's balance sheet will be immaterial. As the Company continues to evaluate the impact of applying FIN 46-R, entities may be identified that would need to be consolidated.

     DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have an impact on the Company's financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

     On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows.

     The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not have an impact on the Company's financial statements.

     STOCK-BASED COMPENSATION

     The Company and its employees participate in stock option plans of Citigroup. On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock-Based Compensation" (SFAS 123), prospectively for all awards granted, modified, or settled after January 1, 2003. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure", issued in December 2002.

     SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Similar to Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees", the alternative method of accounting, an offsetting increase to shareholder's equity under SFAS 123 is recorded equal to the amount of compensation expense charged. The adoption of SFAS 123 did not have a significant impact on the Company's financial statements.

     BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

     Effective January 1, 2002, the Company adopted SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. All goodwill was fully amortized at December 31, 2001 and the Company did not have any other intangible assets with an indefinite useful life. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 4.

     ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     Effective January 1, 2001, the Company adopted SFAS 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     contracts (collectively referred to as derivatives), and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the consolidated balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a recognized asset or liability or of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation. The cumulative effect of adopting SFAS 133 was an after-tax charge of $62 thousand included in net income and an after-tax benefit of $62 thousand included in accumulated other changes in equity from nonowner sources.

     RECOGNITION OF INTEREST INCOME AND IMPAIRMENT ON PURCHASED AND RETAINED BENEFICIAL INTEREST IN SECURITIZED FINANCIAL ASSETS

     In April 2001, the Company adopted the FASB Emerging Issues Task Force
     (EITF) 99-20, "Recognition of Interest Income and Impairment of Purchased and Retained Beneficial Interests in Securitized Financial Assets" (EITF 99-20). EITF 99-20 establishes guidance on the recognition and measurement of interest income and impairment on certain investments, e.g., certain asset-backed securities. Interest income on a beneficial interest falling within the scope of EITF 99-20 is to be recognized prospectively. The adoption of EITF 99-20 had no effect on the Company's financial statements.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS

     ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

     In July 2003, Statement of Position 03-01 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-01) was released. SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders. SOP 03-01 is effective for financial statements for fiscal years beginning after December 15, 2003. The adoption of SOP 03-01 will not have a material impact on the Company's financial statements.

     CONSOLIDATION OF VARIABLE INTEREST ENTITIES

     In December 2003, the FASB released a revision of FIN 46 (FIN 46-R). See "Consolidation of Variable Interest Entities" in the "Accounting Changes" section of this Note for a discussion of FIN 46-R.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     ACCOUNTING POLICIES

     INVESTMENTS

     Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including financial instruments subject to securities lending agreements (see Note 2), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If these are not available, discounted 22 expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Changes in the assumptions could affect the fair values of investments. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

     Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investment's effective yield and impairment for other-than-temporary losses in value are based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows.

     Equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and are carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

     Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the current real estate financing market.

     Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

     Other invested assets include trading securities, partnership investments and real estate joint ventures which are accounted for on the equity method of accounting. Undistributed income of these

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     investments is reported in net investment income. Also included in other invested assets are policy loans which are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

     Accrual of investment income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts as a means of hedging exposure to interest rate changes, equity price change and foreign currency risk. The Company does not hold or issue derivative instruments for trading purposes. (See Note 9 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the balance sheet in other assets, derivative financial instruments in a loss position are reported in the balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

     To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative has to be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

     For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The net amount is reflected in current earnings. The Company's fair value hedges are primarily of available-for-sale securities.

     For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported in the accumulated other changes in equity from nonowner sources. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the changes in fair value is immediately included in realized investment gains and losses. The Company's cash flow hedges primarily include hedges of foreign denominated funding agreements and floating rate available-for-sale securities.

     The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of correlation. If a hedge relationship is found to be ineffective, it no longer qualifies as a hedge and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

     For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the end-user derivative remain in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the end-user derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

     The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses.

     FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

     The Company bifurcates an embedded derivative where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

     The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

     The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts with put options. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

     INVESTMENT GAINS AND LOSSES

     Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary losses exist. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company.

     SEPARATE ACCOUNTS

     The Company has separate accounts that primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each of these accounts has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

     DEFERRED ACQUISITION COSTS

     Costs of acquiring traditional life, universal life (UL) and deferred annuities are deferred. These deferred acquisition costs (DAC) include principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of DAC varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

     DAC for deferred annuities, both fixed and variable, is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8. An amortization rate is developed using the outstanding DAC balance and projected account balances. This rate is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business. DAC for these products is currently being amortized over 10-15 years.

     DAC for UL is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97. Actual profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income. DAC for this product is currently being amortized over 16-25 years.

     DAC relating to traditional life, including term insurance, is amortized in relation to anticipated premiums per SFAS 60. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy. DAC for this product is currently being amortized over 5-20 years.

     All DAC is reviewed, at least annually, to determine if it is recoverable from future income, including investment income, and, if not recoverable, is charged to expense. All other acquisition expenses are charged to operations as incurred. See Note 4.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

     VALUE OF INSURANCE IN FORCE

     The value of insurance in force, reported in other assets, is an asset that represents the actuarially determined present value of anticipated profits to be realized from annuity contracts at the date of acquisition using the same assumptions that were used for computing related liabilities, where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at an interest rate of 16% for the annuity business acquired. The annuity contracts are amortized employing a level yield method over 31 years. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 4.

     FUTURE POLICY BENEFITS

     Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life products. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 2.07% to 7.85% for these annuity products with a weighted average interest rate of 6.6%, including adverse deviation. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue and are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance. Interest assumptions applicable to traditional life products range from 3.0% to 7.0%, with a weighted average of 5.8%.

     CONTRACTHOLDER FUNDS

     Contractholder funds represent deposits from the issuance of UL pension investment and certain deferred annuity and structured settlement contracts. For UL contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued where one or more elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholders where these charges and expenses may not be fixed or guaranteed. Interest rates credited to contractholder funds related to universal life range from 4.0% to 5.95%, with a weighted average interest rate of 5.01%.

     Pension investment and certain annuity contracts do not contain significant insurance risk and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to these investment-type contracts range from 1.0 % to 7.75% with a weighted average interest rate of 5.35%.

     GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

     Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premiums written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2003 and 2002, the Company's liability for guaranty fund assessments was not significant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company, domiciled in the State of Connecticut, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

     PREMIUMS

     Premiums are recognized as revenues when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

     FEE INCOME

     Fee income is recognized on deferred annuity and UL contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

     OTHER REVENUES

     Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received.

     CURRENT AND FUTURE INSURANCE BENEFITS

     Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life and term life insurance benefits.

     INTEREST CREDITED TO CONTRACTHOLDERS

     Interest credited to contractholders represents amounts earned by universal life, pension investment and certain deferred annuity contracts in accordance with contract provisions.

     FEDERAL INCOME TAXES

     The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


2.   INVESTMENTS

     FIXED MATURITIES

     The amortized cost and fair values of investments in fixed maturities were as follows:


                                                                                            GROSS          GROSS
       DECEMBER 31, 2003                                                 AMORTIZED        UNREALIZED     UNREALIZED         FAIR
       ($ IN THOUSANDS)                                                     COST            GAINS          LOSSES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                                             $  644,362        $ 18,352        $ 1,598        $  661,116

     U.S. Treasury securities and obligations
     of U.S. Government and government agencies
     and authorities                                                        192,271           4,756            731           196,296

     Obligations of states and political
     subdivisions                                                            52,867           6,151             --            59,018

     Debt securities issued by foreign
     governments                                                             57,656           3,386             83            60,959

     All other corporate bonds                                            3,179,328         240,472          5,329         3,414,471

     All other debt securities                                              903,211          59,113          3,105           959,219

     Redeemable preferred stock                                               4,083           2,155             92             6,146
------------------------------------------------------------------------------------------------------------------------------------
         Total Available For Sale                                        $5,033,778        $334,385        $10,938        $5,357,225
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                                                                                            GROSS          GROSS
       DECEMBER 31, 2002                                                 AMORTIZED        UNREALIZED     UNREALIZED         FAIR
       ($ IN THOUSANDS)                                                     COST            GAINS          LOSSES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                                             $  423,318        $ 21,809        $    90        $  445,037

     U.S. Treasury securities and obligations
     of U.S. Government and government agencies
     and authorities                                                        217,602           5,958          2,115           221,445

     Obligations of states and political
     subdivisions                                                            49,472           7,170             --            56,642

     Debt securities issued by foreign
     governments                                                             21,530           2,146            296            23,380

     All other corporate bonds                                            2,932,069         157,225         82,175         3,007,119

     All other debt securities                                              737,215          35,255         10,926           761,544

     Redeemable preferred stock                                               4,595           1,785          1,248             5,132
------------------------------------------------------------------------------------------------------------------------------------
         Total Available For Sale                                        $4,385,801        $231,348        $96,850        $4,520,299
------------------------------------------------------------------------------------------------------------------------------------


     Proceeds from sales of fixed maturities classified as available for sale were $1.7 billion, $1.7 billion and $939 million in 2003, 2002 and 2001, respectively. Gross gains of $48.2 million, $85.6 million

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     and $67.0 million and gross losses of $52.4 million, $29.9 million and $22.4 million in 2003, 2002 and 2001, respectively, were realized on those sales. Additional losses of $10.2 million, $66.9 million and $11.5 million were realized due to other-than-temporary losses in value in 2003, 2002 and 2001, respectively. Impairment activity increased significantly in 2002. These prior year impairments were concentrated in telecommunication and energy company investments.

     Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote is not available amounted to $1.0 billion and $840.4 million at December 31, 2003 and 2002, respectively.

     The amortized cost and fair value of fixed maturities available for sale at December 31, 2003, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

-------------------------------------------------------------------------------
                                                 AMORTIZED          FAIR
($ IN THOUSANDS)                                    COST            VALUE
-------------------------------------------------------------------------------

MATURITY:
     Due in one year or less                     $  210,086      $  214,645
     Due after 1 year through 5 years             1,529,425       1,634,709
     Due after 5 years through 10 years           1,821,121       1,963,235
     Due after 10 years                             828,784         883,520
-------------------------------------------------------------------------------
                                                  4,389,416       4,696,109
-------------------------------------------------------------------------------

     Mortgage-backed securities                     644,362         661,116
-------------------------------------------------------------------------------
         Total Maturity                          $5,033,778      $5,357,225
-------------------------------------------------------------------------------

     The Company makes significant investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class tranches and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if an assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 2003 and 2002, the Company held CMOs classified as available for sale with a fair value of $332.4 million and $265.5 million, respectively. Approximately 34% and 33%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2003 and 2002. In addition, the Company held $327.7 million and $177.8 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2003 and 2002, respectively. All of these securities are rated AAA.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests in a short-term investment pool. See Note 11. The loaned securities remain a recorded asset of the Company. The Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2003 and 2002, the Company held cash collateral of $154.0 million and $149.0 million, respectively.

     The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices.

     These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. This liability is classified as other liabilities in the balance sheets and fluctuates based upon the timing of the repayments. The balances were insignificant at December 31, 2003 and 2002, respectively.

     EQUITY SECURITIES

     The cost and fair values of investments in equity securities were as follows:


------------------------------------------------------------------------------------------------------------------------------------
                                                                                              GROSS          GROSS
                                                                                            UNREALIZED     UNREALIZED        FAIR
        ($ IN THOUSANDS)                                                      COST            GAINS          LOSSES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2003
     Common stocks                                                           $ 1,645           $343           $249           $ 1,739
     Non-redeemable preferred stocks                                           6,608             30             70             6,568
------------------------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                             $ 8,253           $373           $319           $ 8,307
------------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2002
     Common stocks                                                           $ 2,599           $ 37           $699           $ 1,937
     Non-redeemable preferred stocks                                          12,340            394            176            12,558
------------------------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                             $14,939           $431           $875           $14,495
------------------------------------------------------------------------------------------------------------------------------------


     Proceeds from sales of equity securities were $7.8 million, $35.6 million and $6.4 million in 2003, 2002 and 2001, respectively. Gross gains and losses on sales and impairments were insignificant.

     OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

     At December 31, 2003, the cost of approximately 220 investments in fixed maturity and equity securities exceeded their fair value by $11.3 million. Of the $11.3 million, $9.2 million represents

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                     NOTES TO CONDENSED FINANCIAL STATEMENTS
                                   (CONTINUED)


     fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 87% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $1.8 million and 32% of these are rated investment grade. The gross unrealized loss on equity securities was $.3 million at December 31, 2003.

     Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2003 are temporary in nature. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

     o Identification and evaluation of investments that have possible indications of impairment;

     o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of length of time the investment has been in an unrealized loss position.

     o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

     o Documentation of the results of these analyses, as required under business policies.

     The table below shows the fair value of investments in fixed maturities and equity securities in an unrealized loss position at December 31, 2003:


                                                                        Gross Unrealized Losses
                                                                        -----------------------
                                                                 Less Than One Year      One Year or Longer             Total
                                                           -------------------------------------------------------------------------
                                                                               Gross                  Gross                    Gross
                                                                  Fair    Unrealized      Fair   Unrealized         Fair  Unrealized
($ IN THOUSANDS)                                                 Value        Losses     Value       Losses        Value      Losses
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMO's and
    pass-through securities                                   $142,683        $1,598   $    --       $   --     $142,683     $ 1,598
U.S. Treasury securities and obligations of
    U.S. Government and government agencies
    and authorities                                            132,402           731        --           --      132,402         731
Debt securities issued by foreign governments                    2,183            83        --           --        2,183          83
All other corporate bonds                                      237,621         4,266    19,461        1,063      257,082       5,329
All other debt securities                                      122,769         2,461    20,054          644      142,823       3,105
Redeemable preferred stock                                         650            41       659           51        1,309          92
------------------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                        $638,308        $9,180   $40,174       $1,758     $678,482     $10,938
Equity securities                                             $  2,642        $   56   $   946       $  263     $  3,588     $   319
------------------------------------------------------------------------------------------------------------------------------------


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     MORTGAGE LOANS

     At December 31, 2003 and 2002, the Company's mortgage loan portfolios consisted of the following:

     ---------------------------------------------------------------------------
     ($ IN THOUSANDS)                                 2003           2002
     ---------------------------------------------------------------------------
     Current Mortgage Loans                         $135,347       $130,303
     Underperforming Mortgage Loans                       --          3,775
     ---------------------------------------------------------------------------
          Total                                     $135,347       $134,078
     ---------------------------------------------------------------------------

     Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

     Aggregate annual maturities on mortgage loans at December 31, 2003 are as shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

     ---------------------------------------------------------------
     YEAR ENDING DECEMBER 31,
     ($ IN THOUSANDS)
     ---------------------------------------------------------------
     2004                                                 $ 11,301
     2005                                                    6,137
     2006                                                   27,827
     2007                                                    5,155
     2008                                                    5,804
     Thereafter                                             79,123
     ---------------------------------------------------------------
          Total                                           $135,347
     ===============================================================

     OTHER INVESTED ASSETS

     Other invested assets are composed of the following:

     ------------------------------------------------------------------------
     ($ IN MILLIONS)                                     2003          2002
     ------------------------------------------------------------------------
     Private equity and arbitrage investments            $203          $142
     Derivatives                                          115           162
     Trading Securities                                    33            27
     Policy Loans                                          27            28
     Real estate investments                               15            26
     ------------------------------------------------------------------------
     Total                                               $393          $385
     ------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

     CONCENTRATIONS

     The Company participates in a short-term investment pool maintained by TIC. See Note 11.

     The Company's industry concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, were as follows:

        -------------------------------------------------------------------
        ($ IN THOUSANDS)                            2003          2002
        -------------------------------------------------------------------
        Finance                                    $555,067     $562,179
        Electric Utilities                          454,960      512,950
        Banking                                     364,094      265,442
        Media                                       354,213      324,008
        Telecommunications                          287,955      304,171
        Insurance                                   261,198      200,525
        -------------------------------------------------------------------

     The Company held investments in foreign banks in the amount of $152 million and $147 million at December 31, 2003 and 2002, respectively, which are included in the table above.

     The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the preceding table include $157 million and $109 million in Electric Utilities, $31 million and $35 million in Media, and $34 million and $53 million in Telecommunications at December 31, 2003 and 2002, respectively. Below investment grade assets in other categories were insignificant. Total below investment grade assets were $506 million and $414 million at December 31, 2003 and 2002, respectively.

     Included in mortgage loans were the following group concentrations:

         ($ IN THOUSANDS)
        -------------------------------------------------------------------
        At December 31,                                  2003         2002
        -------------------------------------------------------------------
        STATE
        -----
        California                                    $34,304      $42,169
        New York                                       30,766       22,636
        -------------------------------------------------------------------
        PROPERTY TYPE
        -------------
        Agricultural                                  $63,672      $79,075
        Office                                         61,812       44,094
        -------------------------------------------------------------------

     The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     RESTRUCTURED INVESTMENTS

     Mortgage loan and debt securities which were restructured at below market terms at December 31, 2003 and 2002 were insignificant. The new terms of restructured investments typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such assets was insignificant. Interest on these assets, included in net investment income, was insignificant.

     NET INVESTMENT INCOME


------------------------------------------------------------------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,
     ($ IN THOUSANDS)                                                                     2003              2002              2001
------------------------------------------------------------------------------------------------------------------------------------
     GROSS INVESTMENT INCOME
       Fixed maturities                                                                 $316,790          $276,818          $217,813
       Other invested assets                                                              33,118            27,886            22,542
       Mortgage loans                                                                     10,931            10,578            11,327
       Other                                                                                 935             1,402             2,227
------------------------------------------------------------------------------------------------------------------------------------
            Total gross investment income                                                361,774           316,684           253,909
------------------------------------------------------------------------------------------------------------------------------------
     Investment expenses                                                                   5,311             4,738             2,855
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                                              $356,463          $311,946          $251,054
------------------------------------------------------------------------------------------------------------------------------------


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

     Net realized investment gains (losses) for the periods were as follows:


------------------------------------------------------------------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,
     ($ IN THOUSANDS)                                                                    2003              2002              2001
------------------------------------------------------------------------------------------------------------------------------------
     REALIZED
       Fixed maturities                                                                $(14,361)         $(11,185)         $ 33,061
       Other invested assets                                                              8,152           (19,423)           (4,980)
       Mortgage loans                                                                      (886)              (61)             (707)
       Other                                                                               (107)               85            (1,230)
------------------------------------------------------------------------------------------------------------------------------------
         Total realized investment gains (losses)                                      $ (7,202)         $(30,584)         $ 26,144
------------------------------------------------------------------------------------------------------------------------------------


     Changes in net unrealized investment gains (losses) that are included as accumulated other changes in equity from nonowner sources in shareholder's equity were as follows:


------------------------------------------------------------------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,
     ($ IN THOUSANDS)                                                                     2003              2002             2001
------------------------------------------------------------------------------------------------------------------------------------
     UNREALIZED
          Fixed maturities                                                             $ 188,949          $ 91,013         $ 14,761
          Other invested assets                                                           (2,805)           22,449          (16,182)
------------------------------------------------------------------------------------------------------------------------------------
              Total unrealized investment gains (losses)                                 186,144           113,462           (1,421)

          Related taxes                                                                   65,151            39,712             (497)
------------------------------------------------------------------------------------------------------------------------------------
          Change in unrealized investment gains (losses)                                 120,993            73,750             (924)
          Balance beginning of year                                                       86,448            12,698           13,622
------------------------------------------------------------------------------------------------------------------------------------
              Balance end of year                                                      $ 207,441          $ 86,448         $ 12,698
------------------------------------------------------------------------------------------------------------------------------------


3.   REINSURANCE

     The Company uses reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT) coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

     Since 1997 the majority of UL business has been reinsured under an 80%/20% YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning in September, 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for UL and $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $2.5 million.

     Total life insurance in-force ceded under reinsurance contracts was $35.0 billion and $29.3 billion at December 31, 2003 and 2002, including $4.5 million and $6.0 million, respectively to TIC. Total life

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     insurance premiums ceded were $24.9 million, $14.9 million and $11.9 million in 2003, 2002 and 2001, respectively. Ceded premiums paid to TIC were insignificant for these same periods.

     Prior to April 1, 2001, the Company also reinsured substantially all of the guaranteed minimum death benefit (GMDB) on its variable annuity product. Total variable annuity account balances with GMDB were $9.9 billion, including $5.4 billion or 55% which was reinsured, and $7.1 billion, of which $4.9 billion or 69% is reinsured at December 31, 2003 and 2002, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR was $887 million and $2.2 billion at December 31, 2003 and 2002, respectively. NAR included $816 million, or 92%, and $1.9 billion, or 86%, which was reinsured at December 31, 2003 and 2002, respectively.

4.   INTANGIBLE ASSETS

     The Company has two intangible, amortizable assets, DAC and the value of insurance in force. The following is a summary of capitalized DAC by product type:


                                          Traditional   Deferred
($ IN MILLIONS)                              Life        Annuity           UL             Total
---------------------------------------------------------------------------------------------------
Beginning balance
January 1, 2002                            $  47.7       $  511.5       $  255.2       $    814.4

 Commissions and expenses deferred            16.5          169.4          130.8            316.7

 Amortization expense                         (8.9)         (72.6)          (9.3)           (90.8)
 Underlying lapse and interest rate
   assumptions                                  --           29.8             --             29.8
 Amortization related to FAS 91
   reassessment                                 --           (6.0)            --             (6.0)

---------------------------------------------------------------------------------------------------
Balance December 31, 2002                     55.3          632.1          376.7          1,064.1

Commissions and expenses deferred             14.3          172.1          164.9            351.3

Amortization expense                         (10.2)        (107.6)         (18.5)          (136.3)
---------------------------------------------------------------------------------------------------
Balance December 31, 2003                  $  59.4       $  696.6       $  523.1       $  1,279.1
---------------------------------------------------------------------------------------------------


     The value of insurance in force totaled $11.7 million and $12.5 million at December 31, 2003 and 2002, respectively, and was reported in other assets. Amortization expense of value of insurance in force was insignificant for 2003, 2002 and 2001.

5.   DEPOSIT FUNDS AND RESERVES

     At December 31, 2003 and 2002, the Company had $5.6 billion and $5.0 billion of life and annuity deposit funds and reserves, respectively. Of those totals, $1.6 billion were not subject to discretionary withdrawal based on contract terms for 2003 and 2002. The remaining amounts were life and annuity products that were subject to discretionary withdrawal by the contractholders.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Included in the amounts that are subject to discretionary withdrawal were $2.6 billion and $2.4 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $1.3 billion and $.9 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals with an average surrender charge of 4.7% and 4.2%, respectively. The remaining $.1 billion in 2003, and $.1 billion in 2002, is surrenderable without charge. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

6.   FEDERAL INCOME TAXES

     EFFECTIVE TAX RATE


($ IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                                                2003                  2002                   2001
------------------------------------------------------------------------------------------------------------------------------------
Income before federal income taxes                                           $ 154,048             $ 159,024             $ 176,249
Statutory tax rate                                                                  35%                   35%                   35%
------------------------------------------------------------------------------------------------------------------------------------
Expected federal income taxes                                                   53,917                55,658                61,687
Tax effect of:
     Non-taxable investment income                                             (11,626)                   --                   (36)
     Tax reserve release                                                        (7,852)                   --                    --
     Other, net                                                                    149                     4                  (562)
------------------------------------------------------------------------------------------------------------------------------------
Federal income taxes                                                         $  34,588             $  55,654             $  61,089
====================================================================================================================================
Effective tax rate                                                                  22%                   35%                   35%
------------------------------------------------------------------------------------------------------------------------------------


COMPOSITION OF FEDERAL INCOME TAXES
Current:
     United States                                                           $  72,983             $ (30,830)            $ (19,007)
     Foreign                                                                       440                  (313)                   --
------------------------------------------------------------------------------------------------------------------------------------
     Total                                                                      73,423               (31,143)              (19,007)
------------------------------------------------------------------------------------------------------------------------------------
Deferred:
     United States                                                             (38,835)               86,797                80,096
     Foreign                                                                        --                    --                    --
------------------------------------------------------------------------------------------------------------------------------------
     Total                                                                     (38,835)               86,797                80,096
------------------------------------------------------------------------------------------------------------------------------------
Federal income taxes                                                         $  34,588             $  55,654             $  61,089
====================================================================================================================================


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     The net deferred tax liabilities at December 31, 2003 and 2002 were comprised of the tax effects of temporary differences related to the following assets and liabilities:


($ IN THOUSANDS)                                                                                       2003                  2002
------------------------------------------------------------------------------------------------------------------------------------
Deferred Tax Assets:
     Benefit, reinsurance and other reserves                                                        $ 251,017             $ 151,454
     Other                                                                                              6,496                 2,286
------------------------------------------------------------------------------------------------------------------------------------
         Total                                                                                        257,513               153,740
------------------------------------------------------------------------------------------------------------------------------------
Deferred Tax Liabilities:
     Investments, net                                                                                (117,613)              (48,363)
     Deferred acquisition costs and value of insurance in force                                      (363,670)             (303,652)
     Other                                                                                             (1,051)               (1,075)
------------------------------------------------------------------------------------------------------------------------------------
         Total                                                                                       (482,334)             (353,090)
------------------------------------------------------------------------------------------------------------------------------------
Net Deferred Tax Liability                                                                          $(224,821)            $(199,350)
------------------------------------------------------------------------------------------------------------------------------------


     TIC and its subsidiaries, including the Company, file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement. TLAC had a $9.1 million recoverable from TIC at December 31, 2003 and a $53.6 million payable to TIC at December 31, 2002 pursuant to the Agreement.

     At December 31, 2003 and 2002, the Company had no ordinary or capital loss carryforwards.

     The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $2.1 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not contemplated from this account. At current rates the maximum amount of such tax would be approximately $700 thousand.

7.   SHAREHOLDER'S EQUITY

     SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

     The Company's statutory net income (loss) was $37.3 million, $(133.9) million and $(73.4) million for the years ended December 31, 2003, 2002 and 2001, respectively. Statutory capital and surplus was $494 million and $397 million at December 31, 2003 and 2002, respectively.

     Effective January 1, 2001, the Company began preparing its statutory basis financial statements in accordance with the National Association of Insurance Commissioners' ACCOUNTING PRACTICES AND PROCEDURES MANUAL - VERSION EFFECTIVE JANUARY 1, 2001, subject to any deviations prescribed or

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     permitted by its domicilary insurance commissioner (see Permitted Statutory Accounting Practices in Note 1). The impact of this change on statutory capital and surplus was not significant.

     The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. In accordance with Connecticut statutes, after reducing the Company's unassigned funds (surplus) by 25% of the change in net unrealized capital gains, the Company may not pay dividends during 2004 without prior approval of the State of Connecticut Insurance Department.

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:



                                                                                    NET                                 ACCUMULATED
                                                                                 UNREALIZED        DERIVATIVE         OTHER CHANGES
                                                                                GAIN/LOSS ON      INSTRUMENTS &      IN EQUITY FROM
                                                                                 INVESTMENT          HEDGING               NONOWNER
($ IN THOUSANDS)                                                                 SECURITIES         ACTIVITIES              SOURCES
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, JANUARY 1, 2001                                                          $  13,622            $    --            $  13,622
Cumulative effect of change in accounting for derivative
    instruments and hedging activities, net of tax of $33                                --                 62                   62
Unrealized gains on investment securities,
    net of tax of $10,673                                                            19,821                 --               19,821
Less: Reclassification adjustment for gains
    included in net income, net of tax of $(11,170)                                 (20,745)                --              (20,745)
Add: Derivative instrument hedging activity gains, net of
    tax of $1,789                                                                        --              3,324                3,324
------------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                                          (924)             3,386                2,462
------------------------------------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2001                                                           12,698              3,386               16,084
Unrealized gains on investment securities, net of tax of $35,352                     65,653                 --               65,653
Add:  Reclassification adjustment for losses included in net
    income, net of tax of $4,360                                                      8,097                 --                8,097
Add:  Derivative instrument hedging activity gains, net of
    tax of $2,750                                                                        --              5,107                5,107
------------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                                        73,750              5,107               78,857
------------------------------------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2002                                                           86,448              8,493               94,941
Unrealized gains on investment securities,
    net of tax of $60,482                                                           112,322                 --              112,322
Add:  Reclassification adjustment for losses included in net
    income,  net of tax of $4,669                                                     8,671                 --                8,671
Less:  Derivative instrument hedging activity loss, net of
    tax benefits of $(845)                                                               --             (1,568)              (1,568)
------------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                                       120,993             (1,568)             119,425
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2003                                                        $ 207,441            $ 6,925            $ 214,366
------------------------------------------------------------------------------------------------------------------------------------


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


8.   BENEFIT PLANS

     PENSION AND OTHER POSTRETIREMENT BENEFITS

     The Company participates in a qualified, noncontributory defined benefit pension plan, a non-qualified pension plan and other postretirement benefits to retired employees through plans sponsored by Citigroup. The Company's share of net expense for these plans was not significant for 2003, 2002 and 2001.

     401(k) SAVINGS PLAN

     Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. See Note 11. The Company's expenses in connection with the 401(k) savings plan were not significant in 2003, 2002 and 2001.

9.   DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL
     INSTRUMENTS

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative financial instruments, including financial futures, interest rate swaps, options and forward contracts, as a means of hedging exposure to foreign currency, equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

     The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

     The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

     The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

     Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

     Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

     The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance-sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2003 the Company held collateral under these contracts amounting to approximately $69.7million.

     The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2003 and 2002:

                                             Year Ended          Year Ended
($ IN THOUSANDS)                         December 31, 2003    December 31, 2002
--------------------------------------------------------------------------------
Hedge ineffectiveness recognized
   related to fair value hedges                $(3,309)            $(5,215)
Hedge ineffectiveness recognized
   related to cash flow hedges                    (296)              1,141
Net gain or loss from economic
   hedges in earnings                            8,076             (13,597)

     During the year ended December 31, 2002 the Company recorded a gain of $.3 million from discontinued forecasted transactions. There was no such gain in 2003.

     Cash flow transaction amounts expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2003 is not significant.

     The Company had interest rate and equity options with fair values of $115.1 million and $161.7 million, at December 31, 2003 and 2002, respectively. Included in these amounts were $3.5 million and $4.8 million with affiliates, respectively.

     FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The notional values of loan commitments at December 31, 2003 and 2002 were $6.2 million and $23.9 million respectively. The notional values of unfunded commitments were $31.0 million and $35.5 million at December 31, 2003 and 2002, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

     The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

     At December 31, 2003, investments in fixed maturities had a carrying value and a fair value of $5.4 billion compared with a carrying value and a fair value of $4.5 billion at December 31, 2002. See Notes 1 and 2.

     At December 31, 2003, mortgage loans had a carrying value of $135.4 million and a fair value of $147.6 million and at December 31, 2002 had a carrying value of $134.1 million and a fair value of $148.0 million. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

     The carrying values of short-term securities were $195.3 million and $475.4 million in 2003 and 2002, respectively, which approximated their fair values. Policy loans which are included in other invested assets had carrying values of $26.8 million and $27.4 million in 2003 and 2002, respectively, which also approximated their fair values.

     The carrying values of $260.6 million and $151.5 million of financial instruments classified as other assets approximated their fair values at December 31, 2003 and 2002, respectively. The carrying values of $439.2 million and $319.8 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 2003 and 2002, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

     At December 31, 2003, contractholder funds with defined maturities had a carrying value of $2.8 billion and a fair value of $3.0 billion, compared with a carrying value of $2.7 billion and a fair value of $2.9 billion at December 31, 2002. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $677.7 million and a fair value of $527.3 million at December 31, 2003, compared with a carrying value of $605 million and a fair value of $416.2 million at December 31, 2002. These contracts generally are valued at surrender value.

10.  COMMITMENTS AND CONTINGENCIES

     LITIGATION

     In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing. The Company is cooperating fully with all of these reviews and is not able to predict their outcomes.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     In the ordinary course of business, the Company is a defendant or co-defendant in various litigation matters incidental to and typical of the businesses in which it is engaged. In the opinion of the Company's management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on the Company's results of operations, financial condition or liquidity.

11.  RELATED PARTY TRANSACTIONS

     TIC handles banking functions, including payment of salaries and expenses for the Company and some of its non-insurance affiliates. In addition, Citigroup and certain of its subsidiaries provide investment management and accounting services, data processing services, benefit management and administration, property management and investment technology services to the Company as of December 31, 2003 and 2002. At December 31, 2001 the majority of these services were provided by either Citigroup and its subsidiaries or TPC, a former affiliate. Charges for these services are shared by the Company and TIC on cost allocation methods, based generally on estimated usage by department and were insignificant for the Company in 2003, 2002 and 2001.

     TIC maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2003 and 2002, the pool totaled approximately $3.8 billion and $4.2 billion, respectively. The Company's share of the pool amounted to $124.6 million and $356.0 million at December 31, 2003 and 2002, respectively, and is included in short-term securities in the balance sheet.

     At December 31, 2003 and 2002, the Company had investments in Tribeca Citigroup Investments Ltd., an affiliate of the Company, in the amounts of $25.5 million and $26.7 million, respectively. Income of $6.6 million, $1.9 million and $4.5 million was earned on these investments in 2003, 2002 and 2001, respectively. The Company also had investments in an affiliated joint venture, Tishman Speyer, in the amount of $11.8 million and $24.1 million at December 31, 2003 and 2002, respectively. Income earned on these investments in 2003 was insignificant and was $19.8 million and $8.5 million in 2002 and 2001, respectively.

     In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm's length basis.

     At December 31, 2003 and 2002 the Company had outstanding loaned securities to its affiliate Smith Barney (SB), a division of Citigroup Global Markets Inc., in the amount of $7.1 million and $10.2 million, respectively.

     The Company has other affiliated investments. The individual investment with any one affiliate was insignificant at December 31, 2003 and 2002.

     The Company's Travelers Target Maturity (TTM) Modified Guaranteed Annuity Contracts are subject to a limited guarantee agreement by TIC in a principal amount of up to $450 million. TIC's obligation is to pay in full to any owner or beneficiary of the TTM Modified Guaranteed Annuity Contracts principal and interest as and when due under the annuity contract to the extent that the Company fails to make such payment. In addition, TIC guarantees that the Company will maintain a minimum statutory capital and surplus level.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company distributes fixed and variable annuity products through SB. Premiums and deposits related to these products were $.7 billion, $.8 billion and $1.2 billion in 2003, 2002 and 2001, respectively. The Company also markets term and universal life products through SB. Premiums related to such products were $87.5 million, $87.2 million and $74.5 million in 2003, 2002 and 2001, respectively. Commissions and fees paid to SB were $56.7 million, $57.5 million and $68.1 million in 2003, 2002 and 2001, respectively.

     The Company also distributes deferred annuity products through its affiliates Primerica Financial Services (PFS), CitiStreet Retirement Services, a division of CitiStreet LLC, (together with its subsidiaries, CitiStreet) and Citibank, N.A. (Citibank). Deposits received from PFS were $628 million, $662 million and $738 million in 2003, 2002 and 2001, respectively. Commissions and fees paid to PFS were $52.4 million, $47.1 million and $51.6 million in 2003, 2002 and 2001, respectively.

     Deposits from Citibank and CitiStreet were $162 million and $82 million respectively, for 2003, $117 million and $184 million, respectively, for 2002, and $166 million and $136 million, respectively, for 2001. Commissions and fees paid to Citibank and CitiStreet were $12.4 million and $2.3 million, respectively, in 2003, $7.2 million and $2.6 million, respectively, in 2002 and $9.8 million and $2.9 million, respectively, in 2001.

     The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2003, 2002 and 2001.

     Prior to the IPO of TPC, most leasing functions for TIC and its subsidiaries, including the Company, were handled by its property-casualty insurance affiliates. Rent expense related to these leases was shared by the companies on a cost allocation method based generally on estimated usage by department. In 2002, TIC sold its home office buildings in Hartford, Connecticut and now leases space from a third party. The Company's rent expense was insignificant in 2003, 2002 and 2001.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


12.  RECONCILIATION OF NET INCOME TO NET CASH USED IN OPERATING
     ACTIVITIES

     The following table reconciles net income to net cash used in operating activities:


------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                                                     2003                2002                2001
------------------------------------------------------------------------------------------------------------------------------------
Net Income                                                                        $ 119,460           $ 103,370           $ 115,160
     Adjustments to reconcile net income to cash used in operating activities:
         Realized (gains) losses                                                      7,202              30,584             (26,144)
         Deferred federal income taxes                                              (38,835)             86,797              80,096
         Amortization of deferred policy acquisition costs                          136,310              66,972              89,475
         Additions to deferred policy acquisition costs                            (351,310)           (316,721)           (324,277)
         Investment income accrued                                                  (36,834)            (35,133)            (39,875)
         Insurance reserves                                                         (16,138)             (9,000)            (14,382)
         Other                                                                      (44,755)             72,190              11,398
------------------------------------------------------------------------------------------------------------------------------------
         Net cash used in operations                                              $(224,900)          $    (941)          $(108,549)
------------------------------------------------------------------------------------------------------------------------------------


                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

Under date of February 26, 2004, we reported on the balance sheets of The Travelers Life and Annuity Company as of December 31, 2003 and 2002, and the related statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2003, which are included in the Form 10-K. In connection with our audits of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the financial statements, the Company changed its methods of accounting for goodwill and intangible assets in 2002 and for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/KPMG LLP

Hartford, Connecticut
February 26, 2004

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2003
                                ($ IN THOUSANDS)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   AMOUNT SHOWN IN
TYPE OF INVESTMENT                                                                     COST              VALUE     BALANCE SHEET (1)
------------------------------------------------------------------------------------------------------------------------------------
Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and
         authorities                                                                $  624,596         $  637,700         $  637,700
         States, municipalities and political subdivisions                              52,867             59,018             59,018
         Foreign governments                                                            57,656             60,959             60,959
         Public utilities                                                              346,616            377,238            377,238
         Convertible bonds and bonds with warrants attached                             20,734             24,014             24,014
         All other corporate bonds                                                   3,927,226          4,192,150          4,192,150
------------------------------------------------------------------------------------------------------------------------------------
              Total Bonds                                                            5,029,695          5,351,079          5,351,079

     Redeemable Preferred Stocks                                                         4,083              6,146              6,146
------------------------------------------------------------------------------------------------------------------------------------
         Total Fixed Maturities                                                      5,033,778          5,357,225          5,357,225
------------------------------------------------------------------------------------------------------------------------------------

Equity Securities:
     Common Stocks:
         Industrial, miscellaneous and all other                                         1,645              1,739              1,739
------------------------------------------------------------------------------------------------------------------------------------
              Total Common Stocks                                                        1,645              1,739              1,739

     Non-Redeemable Preferred Stocks                                                     6,608              6,568              6,568
------------------------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                                         8,253              8,307              8,307
------------------------------------------------------------------------------------------------------------------------------------

Mortgage Loans                                                                         135,347                               135,347
Policy Loans (4)                                                                        26,827                                26,827
Short-Term Securities                                                                  195,279                               195,279
Other Investments (2) (3)                                                              289,599                               287,168
------------------------------------------------------------------------------------------------------------------------------------
         Total Investments                                                          $5,689,083                            $6,010,153
====================================================================================================================================


(1) Determined in accordance with methods described in Notes 1 and 2 of Notes to Financial Statements.

(2) Excludes cost and carrying value of investments in related parties of $75,313 and $76,349, respectively.

(3) Includes derivatives marked to market and recorded at fair value in the balance sheet.

(4)  Included in other invested assets on balance sheet.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                    2001-2003
                                    ---------
                                ($ IN THOUSANDS)



------------------------------------------------------------------------------------------------------------------------------------

                             FUTURE POLICY                                     BENEFITS,       AMORTIZATION OF
                             BENEFITS, LOSSES,                 NET             CLAIMS, LOSSES  DEFERRED POLICY  OTHER
          DEFERRED POLICY    CLAIMS AND LOSS    PREMIUM        INVESTMENT      AND SETTLEMENT  ACQUISITION      OPERATING   PREMIUMS
         ACQUISITION COSTS   EXPENSES (1)       REVENUE        INCOME          EXPENSES (2)    COSTS            EXPENSES    WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
2003        $1,279,118        $5,609,517        $40,866        $356,463        $306,681        $136,310         $49,288     $40,866

2002        $1,064,118        $5,031,775        $42,893        $311,946        $275,123        $ 66,972         $32,352     $42,893

2001        $  814,369        $3,665,426        $39,222        $251,054        $214,722        $ 89,475         $23,404     $39,222


(1)  Includes contractholder funds.

(2)  Includes interest credited on contractholder funds.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                   SCHEDULE IV
                                   REINSURANCE
                                ($ IN THOUSANDS)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       PERCENTAGE
                                                                        CEDED TO        ASSUMED FROM                    OF AMOUNT
                                                    GROSS                 OTHER             OTHER                       ASSUMED TO
                                                    AMOUNT              COMPANIES         COMPANIES       NET AMOUNT       NET
------------------------------------------------------------------------------------------------------------------------------------
2003
----

Life Insurance In Force                            $43,671,192          $34,973,161          $--          $8,698,031        --%
Premiums:
     Annuity                                       $     3,696          $        --          $--          $    3,696
     Individual life                                    62,034               24,864           --              37,170
                                                   -----------          -----------          ---          ----------
         Total Premiums                            $    65,730          $    24,864          $--          $   40,866        --%
                                                   ===========          ===========          ===          ==========

2002
----

Life Insurance In Force                            $35,807,212          $29,261,075          $--          $6,546,137        --%
Premiums:
     Annuity                                       $     4,515          $        --          $--          $    4,515
     Individual Life                                    53,310               14,932           --              38,378
                                                   -----------          -----------          ---          ----------
         Total Premiums                            $    57,825          $    14,932          $--          $   42,893        --%
                                                   ===========          ===========          ===          ==========

2001
----

Life Insurance In Force                            $28,793,622          $23,818,768          $--          $4,974,854        --%
Premiums:
     Annuity                                       $     3,319          $        --          $--          $    3,319
     Individual life                                    47,826               11,923           --              35,903
                                                   -----------          -----------          ---          ----------
         Total Premiums                            $    51,145          $    11,923          $--          $   39,222        --%
                                                   ===========          ===========          ===          ==========


                          TRAVELERS RETIREMENT ACCOUNT


                       STATEMENT OF ADDITIONAL INFORMATION


            THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES














                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY







                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415












L-21257S                                                                May 2004

                                     PART C

                                OTHER INFORMATION


ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS


(a) The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2003
       Statement of Operations for the year ended December 31, 2003
       Statement of Changes in Net Assets for the years ended December 31, 2003 and 2002
       Statement of Investments as of December 31, 2003
       Notes to Financial Statements

       The financial statements and schedules of The Travelers Life and Annuity Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The financial statements of The Travelers Life and Annuity Company include:

       Statements of Income for the years ended December 31, 2003, 2002 and 2001 Balance Sheets as of December 31, 2003 and 2002
       Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2003, 2002 and 2001
       Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001
       Notes to Financial Statements

(b)    Exhibits

    EXHIBIT
     NUMBER     DESCRIPTION

       1. Resolution of The Travelers Life and Annuity Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, File No. 333-58809, filed July 9, 1998.)

       2.       Not Applicable.

       3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Life and Annuity Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to the Registration Statement on Form N-4, File No. 333-58809 filed February 26, 2001.)

       3(b). Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       4.       Variable Annuity Contract. (Incorporated herein by reference to
                Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-58809, filed November 3, 1998.)

       5. Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-58809, filed November 3, 1998.)

       6(a). Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40191, filed November 13, 1997.)

       6(b) By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 333-40191, filed November 13, 1997.)

       7. Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

       8. Participation Agreements. (Incorporated herein by reference to Exhibit h to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6, File No. 333-69773 filed February 19, 2003.)

       9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, filed July 9, 1998.)

      10.       Consent of KPMG LLP, Independent Auditors. Filed herewith.

      11.       Not applicable.

      12.       Not applicable.

      15. Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-58809, filed April 20, 2000.)

                Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey and Marla Berman Lewitus. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 3 the Registration Statement on Form N-4, File No. 333-58809, filed February 27, 2001.)


                Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, , File No. 333-58809, filed April 24, 2002.)


ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY
----------------             ----------------------

George C. Kokulis*           Director, Chairman, President and
                             Chief Executive Officer

Glenn D. Lammey*             Director, Senior Executive Vice President,
                             Chief Financial Officer, Chief Accounting Officer

Kathleen L. Preston*         Director and Executive Vice President

Edward W. Cassidy*           Senior Vice President

Winnifred Grimaldi*          Senior Vice President

Marla Berman Lewitus*        Director, Senior Vice President and General Counsel

Brendan Lynch*               Senior Vice President

David A. Tyson*              Senior Vice President

David A. Golino*             Vice President and Controller

Donald R. Munson, Jr.*       Vice President

Mark Remington*              Vice President

Tim W. Still*                Vice President

Bennett Kleinberg*           Vice President

Dawn Fredette*               Vice President

George E. Eknaian*           Vice President and Chief Actuary

Linn K. Richardson*          Second Vice President and Actuary

Paul Weissman*               Second Vice President and Actuary

Ernest J.Wright*             Vice President and Secretary

Kathleen A. McGah*           Assistant Secretary and Deputy General Counsel

Principal Business Address:

*    The Travelers Insurance Company
     One Cityplace
     Hartford, CT  06103-3415

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-82009, filed April 14, 2004.

ITEM 27.      NUMBER OF CONTRACT OWNERS

As of February 29, 2004, 6,821 Contract Owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28.      INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The The Travelers Fund BD III for Variable Annuities, Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate

Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.


(b)   NAME AND PRINCIPAL               POSITIONS AND OFFICES
      BUSINESS ADDRESS                 WITH UNDERWRITER

      Kathleen L. Preston      Board of Manager

      Glenn D. Lammey          Board of Manager

      William F. Scully III    Board of Manager

      Donald R. Munson, Jr.    Board of Manager, President, Chief Executive
                               Officer and Chief Operating Officer

      Tim W. Still             Vice President

      Anthony Cocolla          Vice President

      John M. Laverty          Treasurer and Chief Financial Officer

      Stephen E. Abbey         Chief Compliance Officer

      Alison K. George         Director and Chief Advertising Compliance Officer

      Stephen T. Mullin        Chief Compliance Officer

      Ernest J. Wright         Secretary

      Kathleen A. McGah        Assistant Secretary

      William D. Wilcox        Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415.

(c)    Not Applicable

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

(1)   The Travelers Life and Annuity Company
      One Cityplace
      Hartford, Connecticut  06103-3415

ITEM 31.      MANAGEMENT SERVICES

Not Applicable.

ITEM 32.      UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 28th day of April, 2004.



            THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES
                                  (Registrant)


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   (Depositor)




                                   By: *GLENN D. LAMMEY
                                       -----------------------------------------
                                       Glenn D. Lammey, Chief Financial Officer,
                                       Chief Accounting Officer



As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 28th day of April, 2004.



*GEORGE C. KOKULIS                      Director, President and Chief Executive
------------------------------          Officer (Principal Executive Officer)
(George C. Kokulis)

*GLENN D. LAMMEY                        Director, Chief Financial Officer, Chief
------------------------------          Accounting Officer (Principal Financial
(Glenn D. Lammey)                       Officer)

*MARLA BERMAN LEWITUS                   Director
------------------------------
(Marla Berman Lewitus)

*KATHLEEN L. PRESTON                    Director
------------------------------
(Kathleen L. Preston)



*By:     /s/Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

  EXHIBIT NO.    DESCRIPTION
      10. Consent of KPMG LLP, Independent Auditors.